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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05686

AIM Investment Securities Funds (Invesco Investment Securities Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas	77046
(Address of principal executive offices)	(Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 8/31/16

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2016

Invesco Corporate Bond Fund Nasdaq: A: ACCBX ¡ B: ACCDX ¡ C: ACCEX ¡ R: ACCZX ¡ Y: ACCHX ¡ R5: ACCWX ¡ R6: ICBFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
22	Financial Statements
24	Notes to Financial Statements
35	Financial Highlights
36	Fund Expenses
37	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/29/16 to 8/31/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	10.09%
Class B Shares	10.08
Class C Shares	9.83
Class R Shares	10.10
Class Y Shares	10.36
Class R5 Shares	10.42
Class R6 Shares	10.31
Bloomberg Barclays U.S. Credit Index▼ (Broad Market/Style-Specific Index)	7.69
Lipper BBB Rated Funds Index¡ (Peer Group Index)	8.70

Source(s): ▼FactSet Research Systems Inc.; ¡Lipper Inc.

The Bloomberg Barclays U.S. Credit Index is an unmanaged index considered representative of publicly issued, SEC-registered US corporate and specified foreign debentures and secured notes.

The Lipper BBB Rated Funds Index is an unmanaged index considered representative of BBB-rated funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                        Invesco Corporate Bond Fund

Average Annual Total Returns

As of 8/31/16, including maximum applicable sales charges

Class A Shares
Inception (9/23/71)	7.19%
10 Years	5.53
5 Years	4.91
1 Year	5.44

Class B Shares
Inception (9/28/92)	5.68%
10 Years	5.73
5 Years	5.49
1 Year	5.09

Class C Shares
Inception (8/30/93)	4.89%
10 Years	5.25
5 Years	5.06
1 Year	8.30

Class R Shares
10 Years	5.74%
5 Years	5.58
1 Year	9.81

Class Y Shares
Inception (8/12/05)	5.89%
10 Years	6.27
5 Years	6.10
1 Year	10.35

Class R5 Shares
10 Years	6.27%
5 Years	6.28
1 Year	10.49

Class R6 Shares
10 Years	6.19%
5 Years	6.21
1 Year	10.57

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen Corporate Bond Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Corporate Bond Fund (renamed Invesco Corporate Bond Fund). Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Corporate Bond Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R shares incepted on June 6, 2011. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares.

Average Annual Total Returns

As of 6/30/16, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (9/23/71)	7.16%
10 Years	5.57
5 Years	4.66
1 Year	1.96

Class B Shares
Inception (9/28/92)	5.61%
10 Years	5.76
5 Years	5.25
1 Year	1.54

Class C Shares
Inception (8/30/93)	4.83%
10 Years	5.28
5 Years	4.80
1 Year	4.93

Class R Shares
10 Years	5.77%
5 Years	5.33
1 Year	6.42

Class Y Shares
Inception (8/12/05)	5.74%
10 Years	6.30
5 Years	5.86
1 Year	6.95

Class R5 Shares
10 Years	6.30%
5 Years	6.03
1 Year	7.09

Class R6 Shares
10 Years	6.21%
5 Years	5.94
1 Year	7.16

    Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.90%, 0.90%, 1.64%, 1.15%, 0.65%, 0.54% and 0.46%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                 Invesco Corporate Bond Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                Invesco Corporate Bond Fund

Schedule of Investments(a)

August 31, 2016

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds and Notes–86.76%
Advertising–0.07%
Lamar Media Corp., Sr. Unsec. Gtd. Notes, 5.75%, 02/01/2026(b)	$282,000	$305,265
Omnicom Group Inc., Sr. Unsec. Gtd. Global Notes, 3.63%, 05/01/2022	535,000	572,625
		877,890

Aerospace & Defense–0.25%
Bombardier Inc. (Canada),
Sr. Unsec. Notes, 6.00%, 10/15/2022(b)	196,000	185,465
7.75%, 03/15/2020(b)	459,000	488,835
DigitalGlobe Inc., Sr. Unsec. Gtd. Notes, 5.25%, 02/01/2021(b)	213,000	214,065
KLX Inc., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2022(b)	468,000	493,155
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(b)	470,000	485,275
Orbital ATK Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 10/01/2023	250,000	264,375
TransDigm Inc.,
Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 05/15/2025	692,000	717,950
Sr. Unsec. Gtd. Sub. Notes, 6.38%, 06/15/2026(b)	170,000	175,100
		3,024,220

Agricultural & Farm Machinery–0.03%
Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/2020	380,000	359,100

Agricultural Products–0.09%
Bunge Ltd. Finance Corp., Sr. Unsec. Gtd. Global Notes, 3.25%, 08/15/2026	1,091,000	1,099,775

Air Freight & Logistics–0.00%
XPO Logistics Inc., Sr. Unsec. Gtd. Notes, 6.13%, 09/01/2023(b)	41,000	42,332

Airlines–1.94%
Air Canada (Canada), Sr. Unsec. Gtd. Notes, 7.75%, 04/15/2021(b)	470,000	498,200
American Airlines Pass Through Trust,
Series 2015-2, Class B, Sec. Third Lien Pass Through Ctfs., 4.40%, 03/22/2025	2,292,000	2,327,813
Series 2016-1, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.58%, 01/15/2028	2,004,077	2,158,141

	Principal Amount	Value
Airlines–(continued)
Continental Airlines Pass Through Trust, Series 2010-1, Class B, Sec. Second Lien Pass Through Ctfs., 6.00%, 07/12/2020	$910,301	$952,630
Delta Air Lines Pass Through Trust, Series 2010-2, Class A, Sr. Sec. First Lien Pass Through Ctfs., 4.95%, 11/23/2020	1,327,580	1,403,086
LATAM Airlines Group S.A. Pass Through Trust (Chile), Series 2015-1, Class A, Sec. Pass Through Ctfs., 4.20%, 11/15/2027(b)	6,130,611	5,962,019
Norwegian Air Shuttle ASA Pass Through Trust (Norway), Series 2016-1, Class A, Sec. Pass Through Ctfs., 4.88%, 11/10/2029(b)	2,455,000	2,466,050
United Airlines Pass Through Trust, Series 2014-2, Class B, Sec. Second Lien Pass Through Ctfs., 4.63%, 09/03/2022	2,420,159	2,450,411
WestJet Airlines Ltd. (Canada), Sr. Unsec. Gtd. Notes, 3.50%, 06/16/2021(b)	4,986,000	5,118,189
		23,336,539

Alternative Carriers–0.06%
Level 3 Financing, Inc.,
Sr. Unsec. Gtd. Global Notes, 5.38%, 05/01/2025	315,000	332,325
Sr. Unsec. Gtd. Notes, 5.25%, 03/15/2026(b)	399,000	415,957
		748,282

Apparel Retail–0.97%
Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(b)	399,000	421,942
Men’s Wearhouse, Inc. (The), Sr. Unsec. Gtd. Global Notes, 7.00%, 07/01/2022	747,000	665,764
Ross Stores, Inc., Sr. Unsec. Notes, 3.38%, 09/15/2024	9,926,000	10,580,009
		11,667,715

Apparel, Accessories & Luxury Goods–0.28%
Hanesbrands Inc., Sr. Unsec. Gtd. Notes,
4.63%, 05/15/2024(b)	708,000	734,108
4.88%, 05/15/2026(b)	734,000	765,654
Under Armour, Inc., Sr. Unsec. Notes, 3.25%, 06/15/2026	1,815,000	1,840,054
		3,339,816

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Corporate Bond Fund

	Principal Amount	Value
Asset Management & Custody Banks–1.87%
Affiliated Managers Group, Inc., Sr. Unsec. Global Notes, 4.25%, 02/15/2024	$4,515,000	$4,774,540
Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/2024(b)	1,435,000	1,484,876
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/2044(b)	4,355,000	4,875,329
Brookfield Asset Management Inc. (Canada), Sr. Unsec. Notes, 4.00%, 01/15/2025	2,170,000	2,243,991
Carlyle Holdings II Finance LLC, Sr. Sec. Gtd. Notes, 5.63%, 03/30/2043(b)	5,900,000	6,677,744
CommScope Technologies Finance LLC, Sr. Unsec. Notes, 6.00%, 06/15/2025(b)	494,000	524,875
First Data Corp.,
Sr. Sec. Gtd. First Lien Notes, 5.00%, 01/15/2024(b)	222,000	227,273
Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(b)	765,000	804,206
Prime Security Services Borrower, LLC/Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(b)	694,000	759,930
RegionalCare Hospital Partners Holdings Inc., Sr. Sec. Gtd. First Lien Notes, 8.25%, 05/01/2023(b)	172,000	175,870
		22,548,634

Auto Parts & Equipment–0.02%
Dana Inc., Sr. Unsec. Notes,
5.38%, 09/15/2021	183,000	191,235
5.50%, 12/15/2024	101,000	104,030
		295,265

Automobile Manufacturers–1.20%
Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Notes, 2.00%, 07/06/2021(b)	5,464,000	5,480,165
Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes, 3.10%, 05/04/2023	1,683,000	1,697,685
General Motors Co., Sr. Unsec. Global Notes, 3.50%, 10/02/2018	3,805,000	3,909,637
General Motors Financial Co., Inc.,
Sr. Unsec. Gtd. Global Notes, 3.20%, 07/06/2021	1,175,000	1,191,891
Sr. Unsec. Gtd. Notes, 3.15%, 01/15/2020	2,177,000	2,225,028
		14,504,406

Automotive Retail–0.80%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/2020	3,940,000	4,373,879

	Principal Amount	Value
Automotive Retail–(continued)
AutoNation, Inc., Sr. Unsec. Gtd. Global Notes, 4.50%, 10/01/2025	$2,833,000	$3,009,575
O’Reilly Automotive, Inc., Sr. Unsec. Gtd. Notes, 4.63%, 09/15/2021	2,000,000	2,206,366
		9,589,820

Biotechnology–0.44%
Celgene Corp., Sr. Unsec. Global Notes, 5.00%, 08/15/2045	1,901,000	2,204,930
Gilead Sciences, Inc., Sr. Unsec. Global Notes, 4.40%, 12/01/2021	2,768,000	3,111,123
		5,316,053

Brewers–2.24%
Anheuser-Busch InBev Finance, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes,
3.30%, 02/01/2023	4,356,000	4,570,160
3.65%, 02/01/2026	7,630,000	8,159,507
4.70%, 02/01/2036	2,224,000	2,581,694
4.90%, 02/01/2046	9,633,000	11,662,004
		26,973,365

Broadcasting–0.23%
Clear Channel Worldwide Holdings, Inc.,
Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/2022	268,000	282,070
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/2020	253,000	256,163
iHeartCommunications, Inc., Sr. Sec. Gtd. First Lien Global Notes, 9.00%, 12/15/2019	514,000	416,340
Nexstar Escrow Corp., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(b)	262,000	268,878
Sinclair Television Group Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(b)	525,000	549,937
Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes, 5.38%, 07/15/2026(b)	342,000	353,542
TEGNA, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 09/15/2024(b)	240,000	255,000
Tribune Media Co., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/2022	350,000	360,937
		2,742,867

Building Products–0.17%
Allegion PLC, Sr. Unsec. Gtd. Notes, 5.88%, 09/15/2023	272,000	294,100
Builders FirstSource, Inc.,
Sr. Sec. Gtd. Notes, 5.63%, 09/01/2024(b)	66,000	67,403
Sr. Unsec. Gtd. Notes, 10.75%, 08/15/2023(b)	293,000	334,752
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/2021	622,000	646,880

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Corporate Bond Fund

	Principal Amount	Value
Building Products–(continued)
Standard Industries Inc., Sr. Unsec. Notes,
5.38%, 11/15/2024(b)	$428,000	$455,820
6.00%, 10/15/2025(b)	211,000	232,100
		2,031,055

Cable & Satellite–3.53%
Altice Luxembourg S.A. (Luxembourg),
Sr. Unsec. Gtd. Notes, 7.75%, 05/15/2022(b)	950,000	1,011,750
REGS, Sr. Unsec. Gtd. Euro Notes, 7.75%, 05/15/2022(b)	200,000	213,625
AMC Networks Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 04/01/2024	290,000	297,975
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Notes, 5.75%, 02/15/2026(b)	1,335,000	1,435,125
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sr. Sec. First Lien Notes,
4.91%, 07/23/2025(b)	5,493,000	6,067,749
6.83%, 10/23/2055(b)	4,449,000	5,582,220
Comcast Corp.,
Sr. Unsec. Gtd. Global Bonds, 6.40%, 05/15/2038	1,100,000	1,549,250
Sr. Unsec. Gtd. Global Notes, 3.40%, 07/15/2046	1,915,000	1,891,502
4.25%, 01/15/2033	3,820,000	4,298,390
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/2037	1,885,000	2,650,844
Cox Communications, Inc.,
Sr. Unsec. Notes, 8.38%, 03/01/2039(b)	2,185,000	2,825,440
9.38%, 01/15/2019(b)	1,860,000	2,149,730
CSC Holdings LLC,
Sr. Unsec. Global Notes, 6.75%, 11/15/2021	300,000	322,875
Sr. Unsec. Gtd. Notes, 6.63%, 10/15/2025(b)	200,000	218,250
Sr. Unsec. Notes, 10.13%, 01/15/2023(b)	400,000	457,500
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 11/15/2024	1,107,000	1,097,314
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/2020	340,000	266,050
NBCUniversal Media LLC, Sr. Unsec. Gtd. Global Notes,
5.15%, 04/30/2020	1,050,000	1,184,770
5.95%, 04/01/2041	3,964,000	5,429,739
SFR Group S.A. (France),
Sr. Sec. Gtd. First Lien Bonds, 6.00%, 05/15/2022(b)	750,000	763,125
Sr. Sec. Gtd. First Lien Notes, 7.38%, 05/01/2026(b)	400,000	413,000

	Principal Amount	Value
Cable & Satellite–(continued)
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. First Lien Bonds, 5.00%, 01/15/2025(b)	$750,000	$783,750
Virgin Media Finance PLC (United Kingdom), REGS, Sr. Unsec. Gtd. Euro Notes, 6.00%, 10/15/2024(b)	208,000	217,620
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec. Gtd. First Lien Bonds, 5.25%, 01/15/2026(b)	200,000	205,000
Sr. Sec. Gtd. First Lien Notes, 5.50%, 08/15/2026(b)	200,000	208,500
REGS, Sr. Sec. Gtd. First Lien Euro Bonds, 5.50%, 01/15/2025(b)	553,000	570,281
VTR Finance B.V. (Chile), Sr. Sec. First Lien Notes, 6.88%, 01/15/2024(b)	220,000	231,550
Ziggo Bond Finance B.V. (Netherlands), REGS, Sr. Unsec. Euro Notes, 5.88%, 01/15/2025(b)	250,000	252,500
		42,595,424

Casinos & Gaming–0.19%
Boyd Gaming Corp.,
Sr. Unsec. Gtd. Global Notes, 6.88%, 05/15/2023	485,000	525,012
Sr. Unsec. Gtd. Notes, 6.38%, 04/01/2026(b)	142,000	152,650
MGM Growth Properties Operating Partnership LP/ MGP Finance Co-Issuer, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 05/01/2024(b)	145,000	157,688
MGM Resorts International,
Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/2021	126,000	142,065
Sr. Unsec. Gtd. Notes, 4.63%, 09/01/2026	234,000	233,122
6.00%, 03/15/2023	145,000	157,869
7.75%, 03/15/2022	253,000	295,694
Mohegan Tribal Gaming Authority, Sr. Unsec. Gtd. Global Notes, 9.75%, 09/01/2021	285,000	307,800
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Sr. Unsec. Gtd. Global Notes, 5.38%, 03/15/2022	52,000	54,275
Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2025(b)	245,000	248,675
		2,274,850

Catalog Retail–1.18%
QVC, Inc., Sr. Sec. Gtd. First Lien Global Notes,
4.45%, 02/15/2025	4,045,000	4,035,047
4.85%, 04/01/2024	2,573,000	2,657,658
5.45%, 08/15/2034	7,880,000	7,518,750
		14,211,455

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Corporate Bond Fund

	Principal Amount	Value
Commercial Printing–0.04%
Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/2022(b)	$444,000	$466,755

Commodity Chemicals–0.03%
Koppers Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/2019	321,000	329,025

Communications Equipment–0.04%
Hughes Satellite Systems Corp.,
Sr. Sec. Gtd. First Lien Notes, 5.25%, 08/01/2026(b)	101,000	100,874
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	376,000	403,260
		504,134

Construction & Engineering–0.33%
AECOM, Sr. Unsec. Gtd. Global Notes, 5.75%, 10/15/2022	219,000	232,961
Valmont Industries, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 10/01/2054	3,942,000	3,745,620
		3,978,581

Construction Machinery & Heavy Trucks–0.25%
Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/2019(b)	466,000	481,727
Commercial Vehicle Group Inc., Sec. Gtd. Second Lien Global Notes, 7.88%, 04/15/2019	521,000	517,744
Meritor Inc., Sr. Unsec. Gtd. Notes,
6.25%, 02/15/2024	167,000	155,310
6.75%, 06/15/2021	271,000	274,049
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/2021	665,000	548,625
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes,
5.38%, 03/01/2022	750,000	789,375
5.38%, 03/01/2025	188,000	198,340
		2,965,170

Construction Materials–0.03%
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/2019 (Acquired 01/31/2013-07/28/2014; Cost $460,939)(b)	454,000	410,870

Consumer Finance–1.51%
Ally Financial Inc., Sr. Unsec. Global Notes,
4.13%, 03/30/2020	4,155,000	4,305,619
4.63%, 03/30/2025	3,035,000	3,137,431
5.13%, 09/30/2024	102,000	110,542
Discover Bank, Sr. Unsec. Global Bonds, 3.45%, 07/27/2026	4,510,000	4,541,933

	Principal Amount	Value
Consumer Finance–(continued)
Synchrony Financial, Sr. Unsec. Global Notes, 4.50%, 07/23/2025	$5,770,000	$6,112,037
		18,207,562

Data Processing & Outsourced Services–0.21%
Fidelity National Information Services, Inc., Sr. Unsec. Global Notes, 4.50%, 08/15/2046	2,418,000	2,484,020

Diversified Banks–9.60%
ANZ New Zealand (Int’l) Ltd. (New Zealand), Sr. Unsec. Gtd. Notes, 2.13%, 07/28/2021(b)	3,990,000	3,966,772
Australia and New Zealand Banking Group Ltd. (Australia), Jr. Unsec. Sub. Notes, 6.75%(b)(c)	6,555,000	7,390,763
Banco Nacional de Comercio Exterior, S.N.C. (Mexico), Unsec. Sub. Notes, 3.80%, 08/11/2026(b)	1,319,000	1,327,781
Bank of America Corp.,
Unsec. Sub. Global Notes, 7.75%, 05/14/2038	2,850,000	4,200,813
Series X, Jr. Unsec. Sub. Notes, 6.25%(c)	2,390,000	2,515,475
Series Z, Jr. Unsec. Sub. Notes, 6.50%(c)	4,500,000	4,905,000
Series AA, Jr. Unsec. Sub. Notes, 6.10%(c)	6,420,000	6,757,050
Series DD, Jr. Unsec. Sub. Notes, 6.30%(c)	2,040,000	2,228,700
Bank of China Ltd. (China), Unsec. Sub. Notes, 5.00%, 11/13/2024(b)	2,850,000	3,125,293
Barclays Bank PLC (United Kingdom),
Unsec. Sub. Global Notes, 5.14%, 10/14/2020	765,000	826,818
Unsec. Sub. Notes, 6.05%, 12/04/2017(b)	1,210,000	1,269,425
BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.38%, 04/10/2024(b)	2,015,000	2,137,851
Citigroup Inc.,
Unsec. Sub. Global Notes, 3.50%, 05/15/2023	3,980,000	4,092,431
5.50%, 09/13/2025	4,845,000	5,496,708
Series N, Jr. Unsec. Sub. Global Notes, 5.80%(c)	2,535,000	2,573,025
Series Q, Jr. Unsec. Sub. Global Notes, 5.95%(c)	2,435,000	2,480,656
Series R, Jr. Unsec. Sub. Global Notes, 6.13%(c)	4,090,000	4,284,275
Series T, Jr. Unsec. Sub. Global Notes, 6.25%(c)	2,110,000	2,284,075
Coöperatieve Rabobank U.A. (Netherlands), Jr. Unsec. Sub. Notes, 11.00%(b)(c)	760,000	934,800

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Corporate Bond Fund

	Principal Amount	Value
Diversified Banks–(continued)
Crédit Agricole S.A. (France), Unsec. Sub. Notes, 4.38%, 03/17/2025(b)	$6,539,000	$6,736,151
HSBC Holdings PLC (United Kingdom), Sr. Unsec. Global Notes, 4.00%, 03/30/2022	2,070,000	2,217,485
ING Groep N.V. (Netherlands), Jr. Unsec. Sub. Global Notes,
6.00%(c)	465,000	460,931
6.50%(c)	3,130,000	3,071,313
Intesa Sanpaolo S.p.A. (Italy), Sr. Unsec. Gtd. Medium-Term Notes, 3.88%, 01/15/2019	4,560,000	4,687,096
JPMorgan Chase & Co.,
Sr. Unsec. Medium-Term Notes, 2.30%, 08/15/2021	4,545,000	4,574,554
Series V, Jr. Unsec. Sub. Global Notes, 5.00%(c)	2,005,000	2,007,506
Series Z, Jr. Unsec. Sub. Global Notes, 5.30%(c)	235,000	240,875
Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 2.45%, 07/27/2021(b)	3,635,000	3,664,909
Nordea Bank AB (Sweden), Jr. Unsec. Sub. Notes, 5.50%(b)(c)	3,045,000	3,064,031
Standard Chartered PLC (United Kingdom),
Jr. Unsec. Sub. Bonds, 7.50%(b)(c)	2,726,000	2,724,678
Unsec. Sub. Notes, 4.30%, 02/19/2027(b)	1,628,000	1,640,947
Turkiye Is Bankasi A.S. (Turkey), Sr. Unsec. Notes, 3.88%, 11/07/2017(b)	1,405,000	1,409,006
Voya Financial, Inc., Jr. Unsec. Gtd. Sub. Global Notes, 5.65%, 05/15/2053	3,995,000	4,024,963
Wells Fargo & Co.,
Unsec. Sub. Global Notes, 5.38%, 11/02/2043	7,865,000	9,481,918
Series U, Jr. Unsec. Sub. Global Notes, 5.88%(c)	2,663,000	2,955,930
		115,760,004

Diversified Capital Markets–1.61%
Credit Suisse AG (Switzerland),
Sr. Unsec. Notes, 3.00%, 10/29/2021	2,065,000	2,130,150
Unsec. Sub. Notes, 6.50%, 08/08/2023(b)	1,284,000	1,414,787
Credit Suisse Group Funding (Guernsey) Ltd. (Switzerland), Sr. Unsec. Gtd. Global Notes,
3.75%, 03/26/2025	2,220,000	2,235,342
4.88%, 05/15/2045	6,325,000	6,879,393
UBS Group Funding (Jersey) Ltd. (Switzerland), Sr. Unsec. Gtd. Notes, 4.13%, 09/24/2025(b)	6,425,000	6,787,749
		19,447,421

	Principal Amount	Value
Diversified Chemicals–0.38%
Chemours Co. (The), Sr. Unsec. Gtd. Global Notes, 6.63%, 05/15/2023	$1,859,000	$1,803,230
Consolidated Energy Finance S.A. (Trinidad), Sr. Unsec. Gtd. Notes, 6.75%, 10/15/2019(b)	500,000	489,375
OCP S.A. (Morocco), Sr. Unsec. Notes, 4.50%, 10/22/2025(b)	2,259,000	2,318,299
		4,610,904

Diversified Metals & Mining–0.83%
Freeport-McMoRan Inc., Sr. Unsec. Gtd. Global Notes, 3.55%, 03/01/2022	445,000	389,375
Lundin Mining Corp. (Canada), Sr. Sec. Gtd. First Lien Notes,
7.50%, 11/01/2020(b)	32,000	33,960
7.88%, 11/01/2022(b)	2,488,000	2,680,820
Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/2028	1,000,000	1,307,705
Teck Resources Ltd. (Canada),
Sr. Unsec. Gtd. Global Notes, 4.75%, 01/15/2022	441,000	411,232
Sr. Unsec. Gtd. Notes, 4.50%, 01/15/2021	5,149,000	4,917,295
8.50%, 06/01/2024(b)	235,000	263,788
		10,004,175

Diversified REIT’s–1.60%
Select Income REIT, Sr. Unsec. Global Notes, 4.50%, 02/01/2025	1,893,000	1,879,207
Spirit Realty, L.P., Sr. Unsec. Gtd. Notes, 4.45%, 09/15/2026(b)	1,110,000	1,106,823
Trust F/1401 (Mexico), Sr. Unsec. Notes,
5.25%, 12/15/2024(b)	5,336,000	5,776,220
5.25%, 01/30/2026(b)	3,705,000	3,961,351
W.P. Carey Inc., Sr. Unsec. Notes, 4.00%, 02/01/2025	6,645,000	6,609,645
		19,333,246

Drug Retail–0.37%
CVS Pass Through Trust,
Sr. Sec. First Lien Global Pass Through Ctfs., 6.04%, 12/10/2028	1,710,997	1,978,601
Sr. Sec. First Lien Mortgage Pass Through Ctfs., 5.77%, 01/10/2033(b)	2,065,409	2,430,302
		4,408,903

Electric Utilities–1.41%
Adani Transmission Ltd. (India), Sr. Sec. Notes, 4.00%, 08/03/2026(b)	2,159,000	2,191,644
Appalachian Power Co., Sr. Unsec. Notes, 4.45%, 06/01/2045	3,021,000	3,342,028

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Corporate Bond Fund

	Principal Amount	Value
Electric Utilities–(continued)
Electricite de France S.A. (France), Sr. Unsec. Notes, 6.00%, 01/22/2114(b)	$6,655,000	$7,447,804
Georgia Power Co., Sr. Unsec. Notes, 2.85%, 05/15/2022	3,862,000	4,048,102
		17,029,578

Electrical Components & Equipment–0.08%
EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/2023(b)	526,000	529,945
Sensata Technologies B.V., Sr. Unsec. Gtd. Notes,
4.88%, 10/15/2023(b)	205,000	213,200
5.00%, 10/01/2025(b)	220,000	227,975
		971,120

Environmental & Facilities Services–0.06%
Advanced Disposal Services, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/2020	705,000	742,894

Food Distributors–0.04%
US Foods, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 06/15/2024(b)	403,000	423,150

Forest Products–0.02%
Norbord Inc. (Canada), Sr. Sec. Gtd. First Lien Notes, 6.25%, 04/15/2023(b)	275,000	294,594

Gas Utilities–0.43%
AmeriGas Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 05/20/2022	116,000	123,975
AmeriGas Partners, L.P./AmeriGas Finance Corp., Sr. Unsec. Global Notes,
5.63%, 05/20/2024	238,000	255,850
5.88%, 08/20/2026	172,000	185,330
Ferrellgas L.P./Ferrellgas Finance Corp.,
Sr. Unsec. Global Notes, 6.50%, 05/01/2021	540,000	510,300
Sr. Unsec. Gtd. Global Notes, 6.75%, 06/15/2023	57,000	51,727
Kinder Morgan Finance Co. LLC, Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2018(b)	3,510,000	3,695,644
Suburban Propane Partners, L.P./ Suburban Energy Finance Corp., Sr. Unsec. Global Notes,
5.50%, 06/01/2024	269,000	273,035
7.38%, 08/01/2021	140,000	146,125
		5,241,986

General Merchandise Stores–0.03%
Dollar Tree, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 03/01/2023	376,000	406,080

	Principal Amount	Value
Gold–0.33%
Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 3.63%, 09/01/2016	$4,027,000	$4,026,619

Health Care Equipment–0.40%
Medtronic, Inc., Sr. Unsec. Gtd. Global Notes,
4.63%, 03/15/2044	1,892,000	2,252,566
4.63%, 03/15/2045	2,178,000	2,610,696
		4,863,262

Health Care Facilities–0.54%
Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 03/01/2024	295,000	311,225
Community Health Systems, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2022	358,532	299,374
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/2021	830,000	903,662
HCA, Inc.,
Sr. Sec. Gtd. First Lien Global Notes, 5.88%, 03/15/2022	267,000	294,201
6.50%, 02/15/2020	974,000	1,074,078
Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/2025	361,000	387,849
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/2025	300,000	310,500
5.88%, 02/15/2026	200,000	212,000
HealthSouth Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/15/2025	250,000	262,813
LifePoint Health, Inc., Sr. Unsec. Gtd. Notes,
5.38%, 05/01/2024(b)	254,000	261,938
5.88%, 12/01/2023	65,000	68,575
Surgical Care Affiliates, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/2023(b)	585,000	615,712
Tenet Healthcare Corp., Sr. Unsec. Global Notes,
6.75%, 06/15/2023	511,000	488,644
8.00%, 08/01/2020	219,000	223,106
8.13%, 04/01/2022	705,000	715,575
Universal Health Services, Inc, Sr. Sec. Gtd. First Lien Notes, 5.00%, 06/01/2026(b)	102,000	105,953
		6,535,205

Health Care REIT’s–0.83%
HCP, Inc., Sr. Unsec. Global Notes,
4.00%, 12/01/2022	4,603,000	4,857,210
4.25%, 11/15/2023	2,095,000	2,216,594
Senior Housing Properties Trust, Sr. Unsec. Notes, 6.75%, 12/15/2021	2,606,000	2,978,034
		10,051,838

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Corporate Bond Fund

	Principal Amount	Value
Health Care Services–0.65%
DaVita HealthCare Partners Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2025	$510,000	$518,288
Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes,
3.00%, 07/15/2023	2,907,000	2,945,191
3.40%, 03/01/2027	3,129,000	3,163,475
MEDNAX, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2023(b)	472,000	496,780
MPH Acquisition Holdings LLC, Sr. Unsec. Notes, 7.13%, 06/01/2024(b)	506,000	546,480
Orlando Lutheran Towers Inc., Unsec. Bonds, 8.00%, 07/01/2017	225,000	225,973
		7,896,187

Home Entertainment Software–0.24%
Electronic Arts Inc., Sr. Unsec. Global Notes, 3.70%, 03/01/2021	2,690,000	2,845,985

Home Improvement Retail–0.04%
Hillman Group Inc. (The), Sr. Unsec. Gtd. Notes, 6.38%, 07/15/2022(b)	546,000	510,510

Homebuilding–0.78%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/2021(b)	557,000	534,720
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/2021	550,000	534,875
CalAtlantic Group Inc., Sr. Unsec. Gtd. Notes, 5.38%, 10/01/2022	433,000	454,650
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. First Lien Notes, 7.25%, 10/15/2020(b)	169,000	152,734
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 11/15/2022	230,000	242,937
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2043	7,715,000	6,943,500
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes,
6.00%, 06/01/2025	240,000	255,600
7.15%, 04/15/2020	160,000	177,400
Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(b)	131,000	137,714
		9,434,130

Hotel and Resort REIT’s–0.71%
Hospitality Properties Trust, Sr. Unsec. Global Notes, 4.25%, 02/15/2021	5,756,000	6,097,029

	Principal Amount	Value
Hotel and Resort REIT’s–(continued)
Host Hotels & Resorts L.P., Series F, Sr. Unsec. Global Notes, 4.50%, 02/01/2026	$2,300,000	$2,457,189
		8,554,218

Hotels, Resorts & Cruise Lines–0.02%
Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/2022	174,000	189,986

Household Products–0.06%
Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	230,000	249,550
Springs Industries, Inc., Sr. Sec. Global Notes, 6.25%, 06/01/2021	423,000	437,805
		687,355

Housewares & Specialties–0.73%
Newell Brands Inc., Sr. Unsec. Global Notes, 5.50%, 04/01/2046	4,282,000	5,324,001
Tupperware Brands Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 06/01/2021	3,200,000	3,461,402
		8,785,403

Independent Power Producers & Energy Traders–0.17%
AES Corp. (The), Sr. Unsec. Notes,
5.50%, 04/15/2025	974,000	1,008,090
6.00%, 05/15/2026	30,000	31,800
Calpine Corp.,
Sr. Sec. Gtd. First Lien Notes, 5.88%, 01/15/2024(b)	46,000	48,703
Sr. Unsec. Global Notes, 5.38%, 01/15/2023	265,000	266,325
5.50%, 02/01/2024	220,000	220,000
NRG Energy, Inc., Sr. Unsec. Gtd. Notes, 6.63%, 01/15/2027(b)	389,000	389,972
Red Oak Power LLC, Series A, Sr. Sec. First Lien Ltd. Bonds, 8.54%, 11/30/2019	30,128	30,203
		1,995,093

Industrial Machinery–0.14%
Optimas OE Solutions Holding, LLC/Optimas OE Solutions, Inc., Sr. Sec. Notes, 8.63%, 06/01/2021(b)	342,000	267,615
Pentair Finance S.A. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 5.00%, 05/15/2021	1,255,000	1,354,843
Shape Technologies Group, Inc., Sr. Sec. Gtd. Notes, 7.63%, 02/01/2020(b)	62,000	63,163
		1,685,621

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Corporate Bond Fund

	Principal Amount	Value
Industrial REIT’s–0.13%
PLA Administradora Industrial, S. de R.L. de C.V. (Mexico), Sr. Unsec. Notes, 5.25%, 11/10/2022(b)	$1,496,000	$1,563,320

Integrated Oil & Gas–1.57%
Empresa Nacional del Petróleo (Chile), Sr. Unsec. Notes, 3.75%, 08/05/2026(b)	1,269,000	1,299,101
Exxon Mobil Corp., Sr. Unsec. Global Notes, 2.73%, 03/01/2023	1,574,000	1,641,940
Gazprom OAO Via Gaz Capital S.A. (Russia), Sr. Unsec. Notes, 4.95%, 07/19/2022(b)	2,952,000	3,077,460
Lukoil International Finance B.V. (Russia), Sr. Unsec. Gtd. Notes, 4.56%, 04/24/2023(b)	2,952,000	3,047,018
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes,
2.38%, 08/21/2022	2,105,000	2,149,721
4.00%, 05/10/2046	7,395,000	7,761,156
		18,976,396

Integrated Telecommunication Services–4.04%
AT&T Inc.,
Sr. Unsec. Global Notes, 3.40%, 05/15/2025	1,812,000	1,874,769
4.75%, 05/15/2046	2,646,000	2,836,958
5.15%, 03/15/2042	3,670,000	4,122,210
Sr. Unsec. Notes, 4.45%, 04/01/2024	1,475,000	1,630,940
CenturyLink, Inc., Series Y, Sr. Unsec. Global Notes, 7.50%, 04/01/2024	606,000	660,540
Communications Sales & Leasing, Inc./CSL Capital LLC, Sr. Sec. Gtd. First Lien Notes, 6.00%, 04/15/2023(b)	40,000	42,100
Deutsche Telekom International Finance B.V. (Germany), Sr. Unsec. Gtd. Notes, 6.75%, 08/20/2018	905,000	999,363
Frontier Communications Corp., Sr. Unsec. Global Notes,
7.88%, 01/15/2027	91,000	82,810
8.88%, 09/15/2020(b)	185,000	202,113
10.50%, 09/15/2022	280,000	307,300
11.00%, 09/15/2025	305,000	330,163
GCI, Inc., Sr. Unsec. Global Notes, 6.88%, 04/15/2025	171,000	177,840
Ooredoo International Finance Ltd. (Qatar), Sr. Unsec. Gtd. Notes,
3.38%, 10/14/2016(b)	1,685,000	1,689,252
4.75%, 02/16/2021(b)	550,000	608,699
SBA Communications Corp.,
Sr. Unsec. Global Notes, 4.88%, 07/15/2022	580,000	598,125
Sr. Unsec. Notes, 4.88%, 09/01/2024(b)	272,000	278,120

	Principal Amount	Value
Integrated Telecommunication Services–(continued)
T-Mobile USA, Inc.,
Sr. Unsec. Gtd. Global Bonds, 6.50%, 01/15/2026	$195,000	$215,231
Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/2025	1,615,000	1,748,237
Sr. Unsec. Gtd. Notes, 6.00%, 04/15/2024	103,000	110,725
Telecom Italia S.p.A. (Italy), Sr. Unsec. Notes, 5.30%, 05/30/2024(b)	2,460,000	2,530,725
Telefonica Emisiones S.A.U. (Spain), Sr. Unsec. Gtd. Global Notes,
5.46%, 02/16/2021	3,555,000	4,056,170
7.05%, 06/20/2036	2,865,000	3,853,809
Verizon Communications Inc., Sr. Unsec. Global Notes,
4.13%, 08/15/2046	1,524,000	1,536,729
4.52%, 09/15/2048	8,887,000	9,410,706
5.01%, 08/21/2054	2,693,000	2,992,429
5.05%, 03/15/2034	2,975,000	3,403,870
5.15%, 09/15/2023	1,505,000	1,763,129
6.40%, 09/15/2033	542,000	710,525
		48,773,587

Internet Retail–0.37%
Expedia, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/15/2026(b)	3,820,000	4,045,397
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	346,000	375,410
		4,420,807

Internet Software & Services–0.63%
Baidu Inc. (China), Sr. Unsec. Global Notes, 2.25%, 11/28/2017	2,875,000	2,896,889
EarthLink Holdings Corp., Sr. Sec. Gtd. First Lien Global Notes, 7.38%, 06/01/2020	416,000	437,320
Match Group, Inc., Sr. Unsec. Global Notes, 6.38%, 06/01/2024	260,000	284,050
Tencent Holdings Ltd. (China), Sr. Unsec. Notes, 3.38%, 05/02/2019(b)	3,805,000	3,947,908
		7,566,167

Investment Banking & Brokerage–2.91%
Cantor Fitzgerald, L.P., Unsec. Notes, 6.50%, 06/17/2022(b)	3,205,000	3,339,770
Charles Schwab Corp. (The), Series A, Jr. Unsec. Sub. Notes, 7.00%(c)	2,050,000	2,367,750
Goldman Sachs Group, Inc. (The),
Sr. Unsec. Global Notes, 5.25%, 07/27/2021	490,000	557,469
Sr. Unsec. Medium-Term Notes, 4.80%, 07/08/2044	4,280,000	4,921,741
Unsec. Sub. Global Notes, 6.75%, 10/01/2037	4,675,000	6,035,902
Series L, Jr. Unsec. Sub. Notes, 5.70%(c)	1,725,000	1,770,281

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Corporate Bond Fund

	Principal Amount	Value
Investment Banking & Brokerage–(continued)
Macquarie Bank Ltd. (Australia), Sr. Unsec. Notes, 5.00%, 02/22/2017(b)	$390,000	$395,901
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 7.63%, 08/13/2019(b)	1,860,000	2,134,404
Morgan Stanley,
Series F, Sr. Unsec. Medium-Term Global Notes, 5.63%, 09/23/2019	1,345,000	1,495,727
Series J, Jr. Unsec. Sub. Global Notes, 5.55%(c)	4,220,000	4,346,600
Raymond James Financial, Inc., Sr. Unsec. Global Notes, 3.63%, 09/15/2026	2,550,000	2,614,516
Stifel Financial Corp., Sr. Unsec. Notes, 3.50%, 12/01/2020	5,072,000	5,145,679
		35,125,740

IT Consulting & Other Services–0.13%
Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/2022	1,460,000	1,552,603

Leisure Facilities–0.03%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 06/01/2024	330,000	351,450

Leisure Products–0.04%
Vista Outdoor Inc., Sr. Unsec. Gtd. Notes, 5.88%, 10/01/2023(b)	469,000	494,795

Life & Health Insurance–2.02%
Dai-ichi Life Insurance Co., Ltd. (The) (Japan), Jr. Unsec. Sub. Notes, 4.00%(b)(c)	3,060,000	3,118,948
MetLife, Inc.,
Sr. Unsec. Global Notes, 4.13%, 08/13/2042	2,400,000	2,449,470
Series C, Jr. Unsec. Sub. Global Notes, 5.25%(c)	3,990,000	4,029,900
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/2021(b)	6,960,000	7,788,810
Prudential Financial, Inc.,
Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/2068	1,690,000	1,888,575
Series D, Sr. Unsec. Medium-Term Notes, 6.63%, 12/01/2037	1,420,000	1,866,701
TIAA Asset Management Finance Co. LLC, Sr. Unsec. Notes, 4.13%, 11/01/2024(b)	3,040,000	3,212,327
		24,354,731

Life Sciences Tools & Services–0.01%
Quintiles Transnational Corp., Sr. Unsec. Gtd. Notes, 4.88%, 05/15/2023(b)	90,000	94,050

	Principal Amount	Value
Managed Health Care–1.06%
Aetna, Inc., Sr. Unsec. Global Notes,
4.25%, 06/15/2036	$3,889,000	$4,068,771
4.38%, 06/15/2046	2,777,000	2,906,637
3.20%, 06/15/2026	1,239,000	1,264,571
Centene Corp., Sr. Unsec. Notes, 4.75%, 05/15/2022	158,000	164,913
Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/2021	1,860,000	2,023,587
UnitedHealth Group Inc., Sr. Unsec. Global Notes, 3.75%, 07/15/2025	2,134,000	2,368,921
		12,797,400

Marine–0.05%
Navios Maritime Acquisition Corp./ Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. First Lien Mortgage Notes, 8.13%, 11/15/2021 (Acquired 10/29/2013-07/16/2015; Cost $788,703)(b)	790,000	610,275

Metal & Glass Containers–0.18%
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc (Ireland), Sr. Unsec. Gtd. Notes, 7.25%, 05/15/2024(b)	200,000	214,000
Berry Plastics Corp.,
Sec. Gtd. Second Lien Global Notes, 6.00%, 10/15/2022	155,000	165,656
Sec. Gtd. Second Lien Notes, 5.50%, 05/15/2022	339,000	353,831
Coveris Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.88%, 11/01/2019(b)	200,000	205,000
Reynolds Group Issuer Inc./LLC (New Zealand),
Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/2020	570,000	589,238
Sr. Sec. Gtd. First Lien Notes, 5.13%, 07/15/2023(b)	121,000	126,445
Sr. Unsec. Gtd. Global Notes, 8.25%, 02/15/2021	400,000	419,000
Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	37,000	39,775
		2,112,945

Movies & Entertainment–0.67%
Pinnacle Entertainment, Inc., Sr. Unsec. Bonds, 5.63%, 05/01/2024(b)	300,000	306,375
Time Warner Cable, Inc., Sr. Sec. Gtd. First Lien Global Deb., 6.75%, 07/01/2018	3,365,000	3,670,597
Time Warner, Inc., Sr. Unsec. Gtd. Global Deb., 5.35%, 12/15/2043	3,360,000	4,079,410
		8,056,382

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Corporate Bond Fund

	Principal Amount	Value
Multi-Line Insurance–2.47%
American Financial Group, Inc., Sr. Unsec. Notes,
3.50%, 08/15/2026	$1,366,000	$1,374,568
9.88%, 06/15/2019	6,485,000	7,857,112
American International Group, Inc., Sr. Unsec. Global Notes,
3.90%, 04/01/2026	5,535,000	5,831,092
4.50%, 07/16/2044	2,260,000	2,356,757
CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/2019	6,330,000	7,256,000
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 4.95%, 04/22/2044(b)	3,210,000	3,468,057
XLIT Ltd. (Ireland), Unsec. Sub. Gtd. Bonds, 5.50%, 03/31/2045	1,670,000	1,675,281
		29,818,867

Multi-Sector Holdings–0.38%
BNSF Railway Co. Pass Through Trust, Series 2015-1, Sr. Sec. First Lien Pass Through Ctfs., 3.44%, 06/16/2028(b)	4,432,756	4,625,625

Office REIT’s–0.42%
Alexandria Real Estate Equities, Inc., Sr. Unsec. Gtd. Global Notes, 3.95%, 01/15/2027	2,640,000	2,785,763
Piedmont Operating Partnership L.P., Sr. Unsec. Gtd. Global Notes, 4.45%, 03/15/2024	2,110,000	2,223,734
		5,009,497

Office Services & Supplies–0.53%
Pitney Bowes Inc., Sr. Unsec. Global Notes, 4.63%, 03/15/2024	1,750,000	1,839,614
Steelcase, Inc., Sr. Unsec. Global Bonds, 6.38%, 02/15/2021	3,961,000	4,514,542
		6,354,156

Oil & Gas Drilling–0.01%
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 5.25%, 11/15/2024	162,000	136,282

Oil & Gas Equipment & Services–0.33%
Halliburton Co., Sr. Unsec. Global Notes, 3.80%, 11/15/2025	2,188,000	2,270,947
Petrofac Ltd. (United Kingdom), Sr. Unsec. Gtd. Notes, 3.40%, 10/10/2018(b)	1,584,000	1,595,216
SESI, L.L.C., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/2021	177,000	173,460
		4,039,623

Oil & Gas Exploration & Production–3.63%
Anadarko Petroleum Corp., Sr. Unsec. Notes,
4.85%, 03/15/2021	5,690,000	6,069,924
5.55%, 03/15/2026	3,740,000	4,140,717
6.38%, 09/15/2017	1,233,000	1,296,123
6.60%, 03/15/2046	4,131,000	4,923,601

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Antero Resources Corp., Sr. Unsec. Gtd. Global Notes,
5.38%, 11/01/2021	$285,000	$287,138
6.00%, 12/01/2020	734,000	755,102
California Resources Corp., Sec. Gtd. Second Lien Notes, 8.00%, 12/15/2022(b)	166,000	112,880
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 4.38%, 06/01/2024	3,535,000	3,705,003
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes,
5.50%, 10/01/2022	340,000	353,175
5.50%, 04/01/2023	654,000	678,525
ConocoPhillips Co., Sr. Unsec. Gtd. Global Notes,
3.35%, 11/15/2024	3,685,000	3,809,888
4.15%, 11/15/2034	1,680,000	1,711,697
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/2022	5,641,000	5,478,821
Diamondback Energy, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 10/01/2021	264,000	280,500
Hess Corp., Sr. Unsec. Global Notes, 1.30%, 06/15/2017	1,587,000	1,582,975
Murphy Oil Corp., Sr. Unsec. Global Notes, 6.88%, 08/15/2024	79,000	82,753
Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/2024	739,000	763,017
Oasis Petroleum Inc.,
Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/2023	363,000	336,683
Sr. Unsec. Gtd. Notes, 6.50%, 11/01/2021	101,000	94,056
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Gtd. Notes,
6.25%, 06/01/2024(b)	37,000	38,388
7.50%, 02/15/2022(b)	308,000	326,095
PDC Energy, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/2022	189,000	198,923
QEP Resources, Inc., Sr. Unsec. Notes, 6.88%, 03/01/2021	166,000	174,300
Range Resources Corp.,
Sr. Unsec. Gtd. Sub. Global Notes, 5.00%, 03/15/2023	605,000	600,462
Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/2022	127,000	126,048
Rice Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 05/01/2022	126,000	130,725
RSP Permian, Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/01/2022	722,000	753,587
SM Energy Co., Sr. Unsec. Global Notes,
6.13%, 11/15/2022	101,000	98,475
6.50%, 01/01/2023	176,000	171,600

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Corporate Bond Fund

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Southwestern Energy Co., Sr. Unsec. Global Notes, 4.10%, 03/15/2022	$328,000	$301,760
Tengizchevroil Finance Co. International Ltd. (Kazakhstan), Sr. Sec. Gtd. Bonds, 4.00%, 08/15/2026(b)	3,438,000	3,430,833
Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	337,000	297,403
WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/2022	645,000	628,875
		43,740,052

Oil & Gas Refining & Marketing–0.51%
Cosan Luxembourg S.A. (Brazil), Sr. Unsec. Gtd. Notes, 7.00%, 01/20/2027(b)	5,774,000	6,134,875

Oil & Gas Storage & Transportation–3.93%
Colorado Interstate Gas Co. LLC/ Colorado Interstate Issuing Corp., Sr. Unsec. Gtd. Notes, 4.15%, 08/15/2026(b)	4,214,000	4,202,032
Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	56,000	57,680
Energy Transfer Partners, L.P.,
Sr. Unsec. Global Notes, 4.65%, 06/01/2021	1,257,000	1,344,671
Sr. Unsec. Notes, 4.75%, 01/15/2026	4,969,000	5,234,668
5.15%, 03/15/2045	3,110,000	2,999,380
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes,
3.75%, 02/15/2025	3,152,000	3,306,943
3.90%, 02/15/2024	2,438,000	2,595,526
EQT Midstream Partners L.P., Sr. Unsec. Gtd. Notes, 4.00%, 08/01/2024	3,270,000	3,203,681
Holly Energy Partners L.P./Holly Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 08/01/2024(b)	419,000	432,617
Kinder Morgan Energy Partners, L.P., Sr. Unsec. Gtd. Notes,
4.25%, 09/01/2024	1,690,000	1,742,545
5.40%, 09/01/2044	3,529,000	3,530,907
MPLX LP, Sr. Unsec. Gtd. Notes, 4.88%, 06/01/2025(b)	767,000	787,134
Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/2022	3,761,000	3,817,317
Sabine Pass Liquefaction, LLC, Sr. Sec. First Lien Global Notes,
5.63%, 04/15/2023	150,000	158,250
5.63%, 03/01/2025	578,000	614,125

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Southern Natural Gas Co., L.L.C., Sr. Unsec. Gtd. Notes, 5.90%, 04/01/2017(b)	$1,168,000	$1,197,692
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Global Notes, 8.00%, 10/01/2019	1,000,000	1,153,587
Spectra Energy Partners, L.P., Sr. Unsec. Global Notes, 4.50%, 03/15/2045	1,044,000	1,077,043
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
Sr. Unsec. Gtd. Global Bonds, 5.25%, 05/01/2023	408,000	414,120
Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2021	419,000	433,665
Teekay Corp. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/2020	185,000	158,638
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes,
6.13%, 10/15/2021	34,000	35,700
6.38%, 05/01/2024	1,015,000	1,088,587
Willams Cos. Inc. (The), Sr. Unsec. Global Notes, 4.55%, 06/24/2024	33,000	33,908
Williams Partners L.P.,
Sr. Unsec. Global Notes, 3.60%, 03/15/2022	5,534,000	5,525,425
Sr. Unsec. Notes, 4.13%, 11/15/2020	2,111,000	2,194,431
		47,340,272

Other Diversified Financial Services–1.07%
BOC Aviation Ltd. (Singapore), Sr. Unsec. Notes,
3.00%, 03/30/2020(b)	2,875,000	2,938,444
3.88%, 04/27/2026(b)	4,760,000	5,018,551
Citizens Financial Group, Inc., Jr. Unsec. Sub. Global Bonds, 5.50%(c)	1,100,000	1,094,500
Football Trust V, Sec. Pass Through Ctfs., 5.35%, 10/05/2020(b)	1,350,000	1,482,535
Lincoln Finance Ltd. (Netherlands), Sr. Sec. Gtd. Notes, 7.38%, 04/15/2021(b)	205,000	220,989
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., Sr. Unsec. Notes, 4.88%, 04/15/2045(b)	2,480,000	2,148,300
		12,903,319

Packaged Foods & Meats–0.31%
FAGE International S.A./FAGE USA Dairy Industry, Inc. (Luxembourg), Sr. Unsec. Gtd. Notes,
5.63%, 08/15/2026(b)	200,000	207,500
9.88%, 02/01/2020(b)	450,000	461,812

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Corporate Bond Fund

	Principal Amount	Value
Packaged Foods & Meats–(continued)
JBS Investments GmbH (Brazil),
Sr. Unsec. Gtd. Notes, 7.25%, 04/03/2024(b)	$200,000	$212,750
REGS, Sr. Unsec. Gtd. Euro Notes, 7.25%, 04/03/2024(b)	270,000	287,145
Kraft Heinz Foods Co. (The), Sr. Unsec. Gtd. Global Notes, 4.38%, 06/01/2046	1,273,000	1,382,072
Pinnacle Foods Finance LLC/ Pinnacle Foods Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 01/15/2024(b)	143,000	154,619
Smithfield Foods Inc., Sr. Unsec. Notes, 6.63%, 08/15/2022	408,000	433,500
TreeHouse Foods, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2024(b)	580,000	635,100
		3,774,498

Paper Packaging–0.78%
Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.88%, 11/15/2022	225,000	236,250
International Paper Co., Sr. Unsec. Global Notes,
4.40%, 08/15/2047	4,844,000	4,929,496
5.15%, 05/15/2046	3,831,000	4,300,179
		9,465,925

Paper Products–0.10%
Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 4.50%, 02/01/2023	1,002,000	1,003,252
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/2020	212,000	215,710
		1,218,962

Pharmaceuticals–2.95%
Actavis Funding SCS, Sr. Unsec. Gtd. Global Notes, 4.85%, 06/15/2044	5,000,000	5,596,380
Bristol-Myers Squibb Co., Sr. Unsec. Deb., 6.88%, 08/01/2097	3,681,000	5,781,601
Concordia International Corp. (Canada), Sr. Unsec. Gtd. Notes,
7.00%, 04/15/2023(b)	498,000	387,195
9.50%, 10/21/2022(b)	135,000	112,050
Endo Ltd./Endo Finance LLC/Endo Finco Inc., Sr. Unsec. Gtd. Notes, 6.00%, 07/15/2023(b)	200,000	182,500
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, Sr. Unsec. Gtd. Notes, 5.63%, 10/15/2023(b)	125,000	126,094
Mylan N.V., Sr. Unsec. Gtd. Notes,
3.95%, 06/15/2026(b)	3,114,000	3,219,882
5.25%, 06/15/2046(b)	2,350,000	2,572,784

	Principal Amount	Value
Pharmaceuticals–(continued)
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), Sr. Unsec. Gtd. Global Notes,
2.20%, 07/21/2021	$6,681,000	$6,688,506
3.15%, 10/01/2026	3,045,000	3,077,578
4.10%, 10/01/2046	4,017,000	4,113,565
Valeant Pharmaceuticals International, Inc.,
Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2023(b)	239,000	209,125
5.63%, 12/01/2021(b)	485,000	438,925
5.88%, 05/15/2023(b)	120,000	105,900
REGS, Sr. Unsec. Gtd. Euro Notes, 6.13%, 04/15/2025(b)	85,000	74,906
Zoetis, Inc., Sr. Unsec. Global Notes, 4.50%, 11/13/2025	2,540,000	2,847,089
		35,534,080

Property & Casualty Insurance–0.35%
Liberty Mutual Group Inc.,
Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/07/2087(b)	2,105,000	2,452,325
Sr. Unsec. Gtd. Notes, 4.25%, 06/15/2023(b)	5,000	5,435
W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/2019	1,585,000	1,820,405
		4,278,165

Railroads–0.54%
Burlington Northern Santa Fe, LLC, Sr. Unsec. Global Deb.,
3.00%, 04/01/2025	2,169,000	2,292,526
4.15%, 04/01/2045	3,723,000	4,189,529
		6,482,055

Regional Banks–1.68%
CIT Group Inc., Sr. Unsec. Global Notes,
5.00%, 08/15/2022	474,000	503,625
5.00%, 08/01/2023	635,000	676,275
Fifth Third Bancorp,
Unsec. Sub. Notes, 4.30%, 01/16/2024	2,730,000	2,940,342
Series J, Jr. Unsec. Sub. Notes, 4.90%(c)	2,255,000	2,221,175
Huntington Bancshares, Inc., Sr. Unsec. Global Notes, 2.30%, 01/14/2022	8,645,000	8,621,053
SunTrust Banks, Inc., Jr. Unsec. Sub. Notes, 5.63%(c)	3,310,000	3,438,263
SVB Financial Group, Sr. Unsec. Global Notes, 3.50%, 01/29/2025	1,835,000	1,870,471
		20,271,204

Reinsurance–0.24%
Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/2023	2,665,000	2,886,803

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Corporate Bond Fund

	Principal Amount	Value
Renewable Electricity–0.16%
Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/2044	$1,762,000	$1,962,598

Residential REIT’s–0.31%
Essex Portfolio L.P., Sr. Unsec. Gtd. Global Notes, 3.63%, 08/15/2022	3,600,000	3,793,563

Restaurants–0.49%
1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 6.00%, 04/01/2022(b)	5,389,000	5,651,714
Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Global Notes, 8.00%, 05/01/2022	275,000	300,437
		5,952,151

Retail REIT’s–0.53%
Brixmor Operating Partnership LP, Sr. Unsec. Global Notes, 3.25%, 09/15/2023	2,414,000	2,422,240
Sr. Unsec. Notes, 4.13%, 06/15/2026	3,770,000	3,926,977
		6,349,217

Semiconductors–0.75%
Micron Technology, Inc., Sr. Unsec. Notes,
5.25%, 08/01/2023(b)	600,000	585,000
5.25%, 01/15/2024(b)	240,000	231,000
NXP B.V./NXP Funding LLC (Netherlands),
Sr. Unsec. Gtd. Notes, 5.75%, 03/15/2023(b)	2,379,000	2,532,891
Sr. Unsec. Notes, 3.88%, 09/01/2022(b)	5,596,000	5,671,633
		9,020,524

Sovereign Debt–1.13%
Argentine Republic Government International Bond (Argentina), Sr. Unsec. Notes,
6.25%, 04/22/2019(b)	4,440,000	4,737,480
6.88%, 04/22/2021(b)	3,287,000	3,572,969
Panama Government International Bond (Panama), Sr. Unsec. Global Bonds, 3.88%, 03/17/2028	2,950,000	3,245,000
Trinidad & Tobago Government International Bond (Trinidad), Sr. Unsec. Notes, 4.50%, 08/04/2026(b)	2,039,000	2,120,560
		13,676,009

Specialized Consumer Services–0.05%
ServiceMaster Co., LLC (The), Sr. Unsec. Notes, 7.45%, 08/15/2027	522,000	556,582

	Principal Amount	Value
Specialized Finance–2.50%
Air Lease Corp., Sr. Unsec. Global Notes,
3.00%, 09/15/2023	$1,965,000	$1,952,719
3.38%, 06/01/2021	3,865,000	4,017,184
3.88%, 04/01/2021	3,960,000	4,180,275
Aircastle Ltd., Sr. Unsec. Notes,
5.00%, 04/01/2023	768,000	819,840
5.50%, 02/15/2022	125,000	136,719
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 04/01/2019	3,800,000	4,099,250
Moody’s Corp.,
Sr. Unsec. Global Bonds, 5.50%, 09/01/2020	1,710,000	1,924,846
Sr. Unsec. Global Notes, 2.75%, 07/15/2019	2,140,000	2,199,569
4.88%, 02/15/2024	6,093,000	6,956,680
5.25%, 07/15/2044	1,665,000	2,082,233
MSCI Inc., Sr. Unsec. Gtd. Notes, 5.25%, 11/15/2024(b)	495,000	527,175
Nasdaq, Inc., Sr. Unsec. Notes, 3.85%, 06/30/2026	1,135,000	1,195,198
		30,091,688

Specialized REIT’s–1.41%
Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes, 4.88%, 08/15/2020(b)	5,750,000	6,182,884
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/2022	559,000	597,431
EPR Properties,
Sr. Unsec. Gtd. Global Notes, 4.50%, 04/01/2025	2,609,000	2,656,310
7.75%, 07/15/2020	4,526,000	5,253,156
Sr. Unsec. Gtd. Notes, 5.75%, 08/15/2022	1,340,000	1,472,467
Equinix Inc., Sr. Unsec. Notes, 5.88%, 01/15/2026	444,000	485,070
GLP Capital LP/GLP Financing II Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2026	310,000	340,225
		16,987,543

Specialty Chemicals–0.17%
Axalta Coating Systems Ltd., Sr. Unsec. Gtd. Notes, 4.88%, 08/15/2024(b)	306,000	318,622
GCP Applied Technologies Inc., Sr. Unsec. Gtd. Notes, 9.50%, 02/01/2023(b)	350,000	402,500
Kraton Polymers LLC/Kraton Polymers Capital Corp., Sr. Unsec. Gtd. Notes, 10.50%, 04/15/2023(b)	519,000	578,685
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/2023	376,000	394,800

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Corporate Bond Fund

	Principal Amount	Value
Specialty Chemicals–(continued)
PQ Corp., Sr. Sec. Gtd. First Lien Notes, 6.75%, 11/15/2022(b)	$260,000	$277,225
Valvoline Inc., Sr. Unsec. Gtd. Notes, 5.50%, 07/15/2024(b)	65,000	68,250
		2,040,082

Steel–0.17%
ArcelorMittal (Luxembourg),
Sr. Unsec. Global Bonds, 6.13%, 06/01/2025	521,000	566,587
Sr. Unsec. Global Notes, 8.00%, 10/15/2039	52,000	55,640
FMG Resources (August 2006) Pty. Ltd. (Australia),
Sr. Sec. Gtd. Notes, 9.75%, 03/01/2022(b)	180,000	208,800
Sr. Unsec. Gtd. Notes, 6.88%, 04/01/2022(b)	479,000	498,160
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 10/01/2024	109,000	116,085
United States Steel Corp.,
Sr. Sec. First Lien Notes, 8.38%, 07/01/2021(b)	343,000	373,870
Sr. Unsec. Global Notes, 7.50%, 03/15/2022	240,000	234,000
Sr. Unsec. Notes, 6.88%, 04/01/2021	32,000	31,760
		2,084,902

Systems Software–0.17%
Oracle Corp., Sr. Unsec. Global Notes, 4.00%, 07/15/2046	1,915,000	2,024,936

Technology Distributors–0.19%
Avnet, Inc., Sr. Unsec. Global Notes, 4.63%, 04/15/2026	2,250,000	2,343,840

Technology Hardware, Storage & Peripherals–1.10%
Diamond 1 Finance Corp./ Diamond 2 Finance Corp.,
Sr. Sec. First Lien Notes, 6.02%, 06/15/2026(b)	7,437,000	7,960,598
8.35%, 07/15/2046(b)	1,447,000	1,687,335
Sr. Unsec. Gtd. Notes, 7.13%, 06/15/2024(b)	250,000	271,875
Sr. Unsec. Notes, 5.88%, 06/15/2021(b)	229,000	242,168
Seagate HDD Cayman, Sr. Unsec. Gtd. Global Bonds,
4.75%, 01/01/2025	805,000	743,116
5.75%, 12/01/2034	2,040,000	1,698,300
Western Digital Corp., Sr. Sec. Gtd. First Lien Notes, 7.38%, 04/01/2023(b)	575,000	624,414
		13,227,806

Thrifts & Mortgage Finance–0.13%
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/2021	1,300,000	1,595,365

	Principal Amount	Value
Trading Companies & Distributors–1.85%
AerCap Global Aviation Trust (Netherlands), Jr. Unsec. Gtd. Sub. Notes, 6.50%, 06/15/2045(b)	$17,555,000	$18,125,538
AerCap Ireland Capital Ltd./ AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Global Notes,
3.95%, 02/01/2022	1,270,000	1,317,625
4.63%, 10/30/2020	540,000	571,388
5.00%, 10/01/2021	890,000	961,756
Fly Leasing Ltd. (Ireland), Sr. Unsec. Global Notes, 6.75%, 12/15/2020	621,000	636,525
HD Supply, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 04/15/2024(b)	109,000	116,766
United Rentals North America Inc.,
Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2025	248,000	256,990
Sr. Unsec. Gtd. Notes, 6.13%, 06/15/2023	285,000	301,031
		22,287,619

Trucking–0.19%
Avis Budget Car Rental LLC/ Avis Budget Finance Inc., Sr. Unsec. Gtd. Notes,
5.13%, 06/01/2022(b)	257,000	262,140
6.38%, 04/01/2024(b)	375,000	396,563
OPE KAG Finance Sub Inc., Sr. Unsec. Notes, 7.88%, 07/31/2023(b)	470,000	448,850
Ryder System, Inc., Sr. Unsec. Medium-Term Notes, 3.45%, 11/15/2021	1,107,000	1,153,936
		2,261,489

Wireless Telecommunication Services–1.29%
America Movil S.A.B. de C.V. (Mexico),
Sr. Unsec. Global Notes, 4.38%, 07/16/2042	1,955,000	2,066,638
Sr. Unsec. Gtd. Global Notes, 6.13%, 03/30/2040	2,320,000	2,944,217
Bharti Airtel International Netherlands B.V. (India), Sr. Unsec. Gtd. Notes, 5.35%, 05/20/2024(b)	745,000	832,537
Digicel Ltd. (Jamaica), Sr. Unsec. Gtd. Notes, 6.75%, 03/01/2023(b)	200,000	184,000
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes,
4.50%, 03/15/2043	1,565,000	1,736,540
5.00%, 03/15/2044	4,835,000	5,803,559
Sprint Communications Inc., Sr. Unsec. Gtd. Notes,
7.00%, 03/01/2020(b)	182,000	196,560
9.00%, 11/15/2018(b)	375,000	414,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Corporate Bond Fund

	Principal Amount	Value
Wireless Telecommunication Services–(continued)
Sprint Corp., Sr. Unsec. Gtd. Global Notes,
7.25%, 09/15/2021	$483,000	$481,793
7.88%, 09/15/2023	272,000	265,200
Wind Acquisition Finance S.A. (Italy),
Sec. Gtd. Second Lien Notes, 7.38%, 04/23/2021(b)	400,000	415,000
REGS, Sr. Sec. Gtd. First Lien Euro Notes, 6.50%, 04/30/2020(b)	200,000	210,376
		15,550,795
Total U.S. Dollar Denominated Bonds and Notes (Cost $979,842,669)		1,046,332,064

U.S. Treasury Securities–8.30%
U.S. Treasury Bills–0.24%
0.23%, 11/17/2016(d)(e)	550,000	549,688
0.27%, 11/17/2016(d)(e)	760,000	759,569
0.45%, 11/17/2016(d)(e)	1,500,000	1,499,150
		2,808,407

U.S. Treasury Notes–6.08%
1.13%, 08/31/2021	35,224,500	35,102,060
1.38%, 08/31/2023	12,081,100	12,018,810
1.50%, 08/15/2026	26,394,100	26,201,317
		73,322,187

U.S. Treasury Bonds–1.98%
2.50%, 05/15/2046	22,590,100	23,905,815
Total U.S. Treasury Securities (Cost $100,123,455)		100,036,409

	Shares
Preferred Stocks–1.70%
Investment Banking & Brokerage–1.32%
Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	122,000	3,300,100
Morgan Stanley, Series E, 7.13% Pfd.	265,000	8,095,750
Morgan Stanley, Series F, 6.88% Pfd.	150,000	4,492,500
		15,888,350

Regional Banks–0.24%
PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	95,000	2,869,000

Reinsurance–0.14%
Reinsurance Group of America, Inc., 6.20% Unsec. Sub. Pfd.	56,000	1,715,840
Total Preferred Stocks (Cost $17,170,000)		20,473,190

	Principal Amount		Value
Municipal Obligations–0.23%
Florida Development Finance Corp. (Palm Bay Academy Inc.);
Series 2006 B, Taxable RB, 7.50%, 05/15/2017(f)		$550,000	$373,962
Series 2007 B, Taxable RB, 9.00%, 05/15/2018(f)		535,000	363,763
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/2057		1,485,000	2,034,598
Total Municipal Obligations (Cost $2,551,214)			2,772,323

Non-U.S. Dollar Denominated Bonds & Notes–0.18%(g)
Casinos & Gaming–0.03%
Cirsa Funding Luxembourg S.A. (Spain),
Sr. Unsec. Gtd. Bonds, 5.75%, 05/15/2021(b)	EUR	150,000	178,217
REGS, Sr. Unsec. Gtd. Euro Notes, 5.88%, 05/15/2023(b)	EUR	100,000	117,811
			296,028

Food Retail–0.01%
Labeyrie Fine Foods S.A.S. (France), Sr. Sec. Gtd. First Lien Notes, 5.63%, 03/15/2021(b)	EUR	100,000	117,192

Health Care Services–0.02%
Synlab Bondco PLC (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 6.25%, 07/01/2022(b)	EUR	110,000	133,742
Synlab Unsecured Bondco PLC (United Kingdom), REGS, Sr. Unsec. Euro Bonds, 8.25%, 07/01/2023(b)	EUR	120,000	147,564
			281,306

Hotels, Resorts & Cruise Lines–0.01%
Thomas Cook Finance PLC (United Kingdom), Sr. Unsec. Gtd. Bonds, 6.75%, 06/15/2021(b)	EUR	139,000	159,311

Metal & Glass Containers–0.02%
Verallia Packaging SASU (France), Sr. Sec. Gtd. First Lien Notes, 5.13%, 08/01/2022(b)	EUR	150,000	180,117

Multi-Sector Holdings–0.01%
Gala Electric Casinos PLC (United Kingdom), REGS, Sec. Gtd. Second Lien Euro Notes, 11.50%, 06/01/2019(b)	GBP	127,273	173,342

Other Diversified Financial Services–0.06%
eircom Finance DAC (Ireland), Sr. Sec. Gtd. Bonds, 4.50%, 05/31/2022(b)	EUR	375,000	429,700

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Corporate Bond Fund

	Principal Amount		Value
Other Diversified Financial Services–(continued)
Garfunkelux Holdco 3 S.A. (Luxembourg), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 8.50%, 11/01/2022(b)	GBP	200,000	$271,757
			701,457

Packaged Foods & Meats–0.02%
Moy Park (Bondco) PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.25%, 05/29/2021(b)	GBP	150,000	208,545
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $2,103,308)			2,117,298

Asset-Backed Securities–0.07%
Credit Suisse Mortgage Trust, Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.99%, 09/26/2034(b)(h)		$43,970	44,055
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.85%, 12/25/2034(h)		789,652	805,934
Total Asset-Backed Securities (Cost $759,931)			849,989

	Shares
Common Stocks & Other Equity Interests–0.00%
Broadcasting–0.00%
Adelphia Recovery Trust–Series ACC-1(i)		859,558	860

	Shares	Value
Diversified Support Services–0.00%
ACC Claims Holdings, LLC(j)	727,470	$3,637

Integrated Telecommunication Services–0.00%
Largo Ltd. (Luxembourg), Class A(j)	13,363	4,740
Largo Ltd. (Luxembourg), Class B(j)	120,270	42,661
		47,401
Total Common Stocks & Other Equity Interests (Cost $728,108)		51,898

Money Market Funds–2.94%
Liquid Assets Portfolio–Institutional Class, 0.38%(k)	17,696,819	17,696,819
Premier Portfolio–Institutional Class, 0.37%(k)	17,696,819	17,696,819
Total Money Market Funds (Cost $35,393,638)		35,393,638

Options Purchased–0.03%
(Cost $501,900)(l)		475,089
TOTAL INVESTMENTS–100.21% (Cost $1,139,174,223)		1,208,501,898
OTHER ASSETS LESS LIABILITIES–(0.21)%		(2,486,739)
NET ASSETS–100.00%		$1,206,015,159

Investment Abbreviations:

Ctfs.	– Certificates
Deb.	– Debentures
EUR	– Euro
GBP	– British Pound
Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred
RB	– Revenue Bonds
REGS	– Regulation S
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Corporate Bond Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2016 was $317,245,359, which represented 26.31% of the Fund’s Net Assets.
(c)	Perpetual bond with no specified maturity date.
(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L and Note 4.
(f)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2016 was $737,725, which represented less than 1% of the Fund’s Net Assets.
(g)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(i)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.
(j)	Non-income producing security.
(k)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of August 31, 2016.
(l)	The table below details options purchased:

Open Over-The-Counter Credit Default Swaptions Purchased — Credit Risk
Description	Type of Contract	Counterparty	Exercise Rate	Pay/Receive Floating Rate	Reference Entity	Expiration Date	Implied Credit Spread(a)	Notional Value	Value
5 Year Credit Default Swap	Put	Barclays Bank PLC	103.00%	Receive	Markit CDX North America High Yield Index, Series 26	10/19/2016	3.93%	$70,000,000	$475,089

(a)	Implied credit spreads represent the current level, as of August 31, 2016, at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Portfolio Composition

By security type, based on Net Assets as of August 31, 2016

U.S. Dollar Denominated Bonds and Notes	86.8%
U.S. Treasury Securities	8.3
Preferred Stocks	1.7
Security types each less than 1% of portfolio	0.5
Money Market Funds Plus Other Assets Less Liabilities	2.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Corporate Bond Fund

Statement of Assets and Liabilities

August 31, 2016

(Unaudited)

Assets:
Investments, at value (Cost $1,103,780,585)	$1,173,108,260
Investments in affiliated money market funds, at value and cost	35,393,638
Total investments, at value (Cost $1,139,174,223)	1,208,501,898
Foreign currencies, at value (Cost $674,230)	678,904
Receivable for:
Investments sold	621,493
Variation margin — centrally cleared swap agreements	512
Fund shares sold	7,317,163
Dividends and interest	13,044,592
Custody expenses reimbursed	135,195
Premiums paid on swap agreements	141,315
Investment for trustee deferred compensation and retirement plans	215,078
Unrealized appreciation on forward foreign currency contracts outstanding	177,500
Other assets	100,079
Total assets	1,230,933,729

Liabilities:
Payable for:
Investments purchased	19,714,096
Fund shares reacquired	2,727,222
Options written, at value (premiums received $140,000)	109,908
Amount due custodian	511,900
Dividends	501,122
Swaps payable	21,799
Variation margin — futures	41,300
Accrued fees to affiliates	671,018
Accrued trustees’ and officers’ fees and benefits	4,890
Accrued other operating expenses	121,030
Trustee deferred compensation and retirement plans	240,716
Unrealized depreciation on forward foreign currency contracts outstanding	49,756
Unrealized depreciation on swap agreements — OTC	203,813
Total liabilities	24,918,570
Net assets applicable to shares outstanding	$1,206,015,159

Net assets consist of:
Shares of beneficial interest	$1,184,269,191
Undistributed net investment income	1,283,425
Undistributed net realized gain (loss)	(48,667,425)
Net unrealized appreciation	69,129,968
$1,206,015,159

Net Assets:
Class A	$992,438,775
Class B	$14,385,578
Class C	$89,237,103
Class R	$7,768,150
Class Y	$69,835,173
Class R5	$4,923,480
Class R6	$27,426,900

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	133,164,171
Class B	1,927,241
Class C	11,899,322
Class R	1,041,354
Class Y	9,348,563
Class R5	660,009
Class R6	3,675,374
Class A:
Net asset value per share	$7.45
Maximum offering price per share
(Net asset value of $7.45 ÷ 95.75%)	$7.78
Class B:
Net asset value and offering price per share	$7.46
Class C:
Net asset value and offering price per share	$7.50
Class R:
Net asset value and offering price per share	$7.46
Class Y:
Net asset value and offering price per share	$7.47
Class R5:
Net asset value and offering price per share	$7.46
Class R6:
Net asset value and offering price per share	$7.46

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Corporate Bond Fund

Statement of Operations

For the six months ended August 31, 2016

(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $231)	$24,650,035
Dividends	577,800
Dividends from affiliated money market funds	50,688
Other income	107,841
Total investment income	25,386,364

Expenses:
Advisory fees	2,134,078
Administrative services fees	143,768
Distribution fees:
Class A	1,184,724
Class B	19,437
Class C	398,310
Class R	18,372
Transfer agent fees — A, B, C, R and Y	1,022,852
Transfer agent fees — R5	2,322
Transfer agent fees — R6	773
Trustees’ and officers’ fees and benefits	17,024
Registration and filing fees	73,647
Reports to shareholders	70,728
Professional services fees	37,799
Other	35,071
Total expenses	5,158,905
Less: Fees waived and expense offset arrangement(s)	(19,848)
Net expenses	5,139,057
Net investment income	20,247,307

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	9,459,358
Foreign currencies	5,678
Forward foreign currency contracts	57,538
Futures contracts	(2,643,545)
Option contracts written	509,544
Swap agreements	(285,993)
7,102,580
Change in net unrealized appreciation (depreciation) of:
Investment securities	78,774,431
Foreign currencies	31,708
Forward foreign currency contracts	(56,716)
Futures contracts	(336,369)
Option contracts written	30,092
Swap agreements	81,230
78,524,376
Net realized and unrealized gain	85,626,956
Net increase in net assets resulting from operations	$105,874,263

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Corporate Bond Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2016 and the year ended February 29, 2016

(Unaudited)

	August 31, 2016	February 29, 2016
Operations:
Net investment income	$20,247,307	$38,500,144
Net realized gain (loss)	7,102,580	(9,352,916)
Change in net unrealized appreciation (depreciation)	78,524,376	(64,818,665)
Net increase (decrease) in net assets resulting from operations	105,874,263	(35,671,437)

Distributions to shareholders from net investment income:
Class A	(17,015,512)	(32,011,488)
Class B	(280,099)	(778,784)
Class C	(1,047,917)	(1,839,364)
Class R	(122,760)	(158,143)
Class Y	(677,609)	(962,177)
Class R5	(92,346)	(187,510)
Class R6	(505,398)	(1,517,020)
Total distributions from net investment income	(19,741,641)	(37,454,486)

Share transactions–net:
Class A	45,590,279	64,350,487
Class B	(3,196,642)	(8,617,447)
Class C	14,253,214	5,337,404
Class R	352,882	2,795,932
Class Y	40,753,374	6,550,575
Class R5	10,338	581,048
Class R6	2,931,341	(7,080,265)
Net increase in net assets resulting from share transactions	100,694,786	63,917,734
Net increase (decrease) in net assets	186,827,408	(9,208,189)

Net assets:
Beginning of period	1,019,187,751	1,028,395,940
End of period (includes undistributed net investment income of $1,283,425 and $777,759, respectively)	$1,206,015,159	$1,019,187,751

Notes to Financial Statements

August 31, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Corporate Bond Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s primary investment objective is to seek to provide current income with preservation of capital. Capital appreciation is a secondary objective that is sought only when consistent with the Fund’s primary investment objective.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

24                         Invesco Corporate Bond Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and

25                         Invesco Corporate Bond Fund

are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for

26                         Invesco Corporate Bond Fund

physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
M.	Put Options Purchased and Written — The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations as Net realized gain from Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

N.	Call Options Purchased and Written — The Fund may write call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

27                         Invesco Corporate Bond Fund

O.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

28                         Invesco Corporate Bond Fund

P.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
Q.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.42%
Next $750 million	0.35%
Over $1.25 billion	0.22%

For the six months ended August 31, 2016, the effective advisory fees incurred by the Fund was 0.38%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2018, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2016, the Adviser waived advisory fees of $15,314.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares, Class C shares and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets and 0.50% of Class R average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2016, IDI advised the Fund that IDI retained $147,515 in front-end sales commissions from the sale of Class A shares and $11,540, $1,773 and $2,502 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

29                         Invesco Corporate Bond Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$55,866,828	$51,898	$—	$55,918,726
U.S. Treasury Securities	—	100,036,409	—	100,036,409
Corporate Debt Securities	—	1,046,332,064	—	1,046,332,064
Asset-Backed Securities	—	849,989	—	849,989
Municipal Obligations	—	2,772,323	—	2,772,323
Foreign Debt Securities	—	2,117,298	—	2,117,298
Options Purchased	—	475,089	—	475,089
	55,866,828	1,152,635,070	—	1,208,501,898
Forward Foreign Currency Contracts*	—	127,744	—	127,744
Futures Contracts*	(156,228)	—	—	(156,228)
Options Written*	—	(109,908)	—	(109,908)
Swap Agreements*	—	(203,813)	—	(203,813)
Total Investments	$55,710,600	$1,152,449,093	$—	$1,208,159,693

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2016:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Credit risk:
Options purchased(a)	$475,089	$—
Options written(b)	—	(109,908)
Swap agreements(c)	—	(203,813)
Currency risk:
Forward foreign currency contracts(d)	177,500	(49,756)
Interest rate risk:
Futures contracts(e)	29,948	(186,176)
Total	$682,537	$(549,653)

(a)	Options purchased at value as reported in the Schedule of Investments.
(b)	Values are disclosed on the Statement of Assets and Liabilities under the caption Options written, at value.
(c)	Values are disclosed on the Statement of Assets and Liabilities under the caption Unrealized depreciation on swap agreements — OTC.
(d)	Values are disclosed on the Statement of Assets and Liabilities under the captions Unrealized appreciation on forward foreign currency contracts outstanding and Unrealized depreciation on forward foreign currency contracts outstanding.
(e)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

30                         Invesco Corporate Bond Fund

Effect of Derivative Investments for the six months ended August 31, 2016

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Forward Foreign Currency Contracts	Futures Contracts	Options Purchased(a)	Options Written	Swap Agreements
Realized Gain (Loss):
Credit risk	$—	$—	$(148,341)	$509,544	$(285,993)
Currency risk	57,538	—	—	—	—
Interest rate risk	—	(2,643,545)	—	—	—
Change in Net Unrealized Appreciation (Depreciation):
Credit risk	—	—	(26,811)	30,092	81,230
Currency risk	(56,716)	—	—	—	—
Interest rate risk	—	(336,369)	—	—	—
Total	$822	$(2,979,914)	$(175,152)	$539,636	$(204,763)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the six months average notional value of forward foreign currency contracts, futures contracts and swap agreements, the four months average of options purchased and the two months average of options written outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Options Purchased	Options Written	Swap Agreements
Average notional value	$4,661,852	$257,117,431	$50,750,000	$47,500,000	$12,136,938

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Notional Value	Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
09/09/16	Citigroup Global Markets Inc.	EUR	1,626,000	USD	1,846,372	$1,814,458	$31,914
09/09/16	Deutsche Bank Securities Inc.	EUR	23,300	USD	26,550	26,000	550
09/09/16	Citigroup Global Markets Inc.	GBP	940,000	USD	1,359,752	1,234,647	125,105
09/09/16	Goldman Sachs International	GBP	139,200	USD	201,325	182,833	18,492
09/09/16	State Street Bank and Trust Co.	GBP	49,031	USD	63,323	64,400	(1,077)
09/09/16	Citigroup Global Markets Inc.	USD	253,595	EUR	228,545	255,034	1,439
09/09/16	Deutsche Bank Securities Inc.	USD	226,775	EUR	200,000	223,181	(3,594)
09/09/16	Citigroup Global Markets Inc.	USD	571,257	GBP	430,012	564,801	(6,456)
09/09/16	Goldman Sachs International	USD	362,238	GBP	246,380	323,609	(38,629)
Total Open Forward Foreign Currency Contracts — Currency Risk							$127,744

Currency Abbreviations:

EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar

Open Futures Contracts — Interest Rate Risk
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Treasury Notes	Long	416	December-2016	$90,818,000	$(26,890)
U.S. Treasury 5 Year Treasury Notes	Short	13	December-2016	(1,576,250)	(4,296)
U.S. Treasury 10 Year Treasury Notes	Short	265	December-2016	(34,694,297)	15,932
U.S. Treasury 30 Year Treasury Notes	Long	131	December-2016	22,319,125	14,016
U.S. Treasury Ultra Bond	Short	258	December-2016	(48,366,938)	(154,990)
Total Futures Contracts — Interest Rate Risk					$(156,228)

31                         Invesco Corporate Bond Fund

Open Over-The-Counter Swaptions Written — Credit Risk
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Floating Rate	Reference Entity	Expiration Date	Implied Credit Spread(a)	Premiums Received	Notional Value	Value	Unrealized Appreciation
5 Year Credit Default Swap	Put	Barclays Bank PLC	99.00%	Pay	Markit CDX North America High Yield Index, Series 26	10/19/2016	3.93%	$140,000	$70,000,000	$(109,908)	$30,092

Options Written Transactions
	Options
	Notional Value	Premiums Received
Beginning of period	$—	$—
Written	95,000,000	690,875
Closed	(25,000,000)	(550,875)
End of period	$70,000,000	$140,000

Open Over-The-Counter Credit Default Swap Agreements — Credit Risk
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC	Citigroup Inc.	Buy	(1.00%)	06/20/2017	0.28%	$10,750,000	$141,315	$(203,813)

(a)	Implied credit spreads represent the current level as of August 31, 2016 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on the Fund’s financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of August 31, 2016.

Counterparty	Gross amounts of Recognized Assets	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount
		Financial Instruments	Collateral Received
			Non-Cash	Cash
Citigroup Global Markets Inc.(a)	$158,458	$(6,456)	$—	$—	$152,002
Deutsche Bank Securities Inc.(a)	550	(550)	—	—	—
Goldman Sachs International(a)	18,492	(18,492)	—	—	—
Bank of America Securities LLC(c)	141,315	(141,315)	—	—	—
Total	$318,815	$(166,813)	$—	$—	$152,002

32                         Invesco Corporate Bond Fund

Counterparty	Gross amounts of Recognized Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount
		Financial Instruments	Collateral Pledged
			Non-Cash	Cash
Citigroup Global Markets Inc.(a)	$6,456	$(6,456)	$—	$—	$—
Deutsche Bank Securities Inc.(a)	3,594	(550)	—	—	3,044
Goldman Sachs International(a)	38,629	(18,492)	—	—	20,137
State Street Bank and Trust Co.(a)	1,077	—	—	—	1,077
Barclays Bank PLC(b)	109,908	—	—	—	109,908
Bank of America Securities LLC(c)	225,612	(141,315)	—	—	84,297
Total	$385,276	$(166,813)	$—	$—	$218,463

(a)	Forward foreign currency contracts Counterparty.
(b)	Options contracts — OTC Counterparty.
(c)	Swap agreements — OTC Counterparty.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2016, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $4,534.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 29, 2016, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2017	$45,054,331	$—	$45,054,331

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

33                         Invesco Corporate Bond Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2016 was $577,866,252 and $517,905,503, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $656,307,701 and $629,695,479, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$72,958,458
Aggregate unrealized (depreciation) of investment securities	(5,343,977)
Net unrealized appreciation of investment securities	$67,614,481

Cost of investments for tax purposes is $1,140,887,417.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended August 31, 2016(a)		Year ended February 29, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	18,040,376	$130,553,758	26,286,613	$186,268,111
Class B	55,906	405,699	137,711	979,177
Class C	3,144,534	22,915,795	2,935,184	20,871,104
Class R	184,790	1,346,792	593,561	4,125,389
Class Y	6,472,412	47,816,253	2,451,059	17,454,695
Class R5	33,212	239,171	213,720	1,534,964
Class R6	387,230	2,810,367	1,556,734	11,103,216

Issued as reinvestment of dividends:
Class A	2,006,190	14,631,126	3,860,295	27,335,472
Class B	33,833	246,713	96,605	687,262
Class C	125,114	918,100	222,673	1,582,651
Class R	16,779	122,199	22,236	157,317
Class Y	66,207	486,655	93,196	660,205
Class R5	12,618	91,905	26,325	186,564
Class R6	69,317	505,395	214,204	1,516,786

Automatic conversion of Class B shares to Class A shares:
Class A	356,347	2,572,083	817,259	5,823,340
Class B	(355,799)	(2,572,083)	(815,964)	(5,823,340)

Reacquired:
Class A	(14,077,658)	(102,166,688)	(21,885,682)	(155,076,436)
Class B	(176,674)	(1,276,971)	(626,125)	(4,460,546)
Class C	(1,315,395)	(9,580,681)	(2,408,408)	(17,116,351)
Class R	(153,493)	(1,116,109)	(211,361)	(1,486,774)
Class Y	(1,029,226)	(7,549,534)	(1,630,689)	(11,564,325)
Class R5	(45,421)	(320,738)	(160,144)	(1,140,480)
Class R6	(53,858)	(384,421)	(2,875,474)	(19,700,267)
Net increase in share activity	13,797,341	$100,694,786	8,913,528	$63,917,734

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

34                         Invesco Corporate Bond Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 08/31/16	$6.89	$0.13	$0.56	$0.69	$(0.13)	$7.45	10.09%		$992,439	0.89	%(d)	0.89	%(d)	3.65	%(d)	107%
Year ended 02/29/16	7.40	0.27	(0.52)	(0.25)	(0.26)	6.89	(3.37)		873,526	0.90		0.90		3.79		202
Year ended 02/28/15	7.21	0.28	0.20	0.48	(0.29)	7.40	6.71		870,961	0.91		0.91		3.74		228
Year ended 02/28/14	7.26	0.28	(0.05)	0.23	(0.28)	7.21	3.26		789,268	0.92		0.92		4.01		188
Year ended 02/28/13	7.03	0.27	0.25	0.52	(0.29)	7.26	7.58		882,544	0.89		0.89		3.77		68
Year ended 02/29/12	6.78	0.30	0.25	0.55	(0.30)	7.03	8.32		810,883	0.92		0.92		4.42		69
Class B
Six months ended 08/31/16	6.90	0.13	0.56	0.69	(0.13)	7.46	10.08	(e)	14,386	0.89	(d)(e)	0.89	(d)(e)	3.65	(d)(e)	107
Year ended 02/29/16	7.41	0.27	(0.52)	(0.25)	(0.26)	6.90	(3.36	)(e)	16,348	0.90	(e)	0.90	(e)	3.79	(e)	202
Year ended 02/28/15	7.22	0.28	0.20	0.48	(0.29)	7.41	6.70	(e)	26,504	0.91	(e)	0.91	(e)	3.74	(e)	228
Year ended 02/28/14	7.27	0.28	(0.05)	0.23	(0.28)	7.22	3.27	(e)	37,235	0.92	(e)	0.92	(e)	4.01	(e)	188
Year ended 02/28/13	7.03	0.27	0.26	0.53	(0.29)	7.27	7.59	(e)	56,765	0.89	(e)	0.89	(e)	3.77	(e)	68
Year ended 02/29/12	6.77	0.31	0.25	0.56	(0.30)	7.03	8.41	(e)	68,052	0.84	(e)	0.84	(e)	4.50	(e)	69
Class C
Six months ended 08/31/16	6.92	0.11	0.57	0.68	(0.10)	7.50	9.83		89,237	1.64	(d)	1.64	(d)	2.90	(d)	107
Year ended 02/29/16	7.42	0.22	(0.53)	(0.31)	(0.19)	6.92	(4.18	)(e)	68,853	1.64	(e)	1.64	(e)	3.05	(e)	202
Year ended 02/28/15	7.21	0.22	0.20	0.42	(0.21)	7.42	5.94		68,187	1.66		1.66		2.99		228
Year ended 02/28/14	7.24	0.23	(0.05)	0.18	(0.21)	7.21	2.52		58,355	1.67		1.67		3.26		188
Year ended 02/28/13	7.00	0.22	0.26	0.48	(0.24)	7.24	6.88		69,568	1.62		1.64		3.04		68
Year ended 02/29/12	6.77	0.25	0.24	0.49	(0.26)	7.00	7.41	(e)	62,895	1.63	(e)	1.63	(e)	3.71	(e)	69
Class R
Six months ended 08/31/16	6.89	0.12	0.57	0.69	(0.12)	7.46	10.10		7,768	1.14	(d)	1.14	(d)	3.40	(d)	107
Year ended 02/29/16	7.40	0.26	(0.52)	(0.26)	(0.25)	6.89	(3.62)		6,847	1.15		1.15		3.54		202
Year ended 02/28/15	7.21	0.26	0.20	0.46	(0.27)	7.40	6.45		4,358	1.16		1.16		3.49		228
Year ended 02/28/14	7.26	0.27	(0.06)	0.21	(0.26)	7.21	3.01		4,024	1.17		1.17		3.76		188
Year ended 02/28/13	7.03	0.25	0.26	0.51	(0.28)	7.26	7.31		4,776	1.14		1.14		3.52		68
Year ended 02/29/12(f)	6.88	0.21	0.15	0.36	(0.21)	7.03	5.33		4,475	1.19	(g)	1.19	(g)	4.15	(g)	69
Class Y
Six months ended 08/31/16	6.90	0.14	0.57	0.71	(0.14)	7.47	10.36		69,835	0.64	(d)	0.64	(d)	3.90	(d)	107
Year ended 02/29/16	7.41	0.29	(0.52)	(0.23)	(0.28)	6.90	(3.11)		26,500	0.65		0.65		4.04		202
Year ended 02/28/15	7.23	0.29	0.19	0.48	(0.30)	7.41	6.82		21,685	0.66		0.66		3.99		228
Year ended 02/28/14	7.27	0.30	(0.04)	0.26	(0.30)	7.23	3.67		8,291	0.67		0.67		4.26		188
Year ended 02/28/13	7.04	0.29	0.25	0.54	(0.31)	7.27	7.84		9,160	0.64		0.64		4.02		68
Year ended 02/29/12	6.79	0.32	0.25	0.57	(0.32)	7.04	8.58		6,566	0.67		0.67		4.67		69
Class R5
Six months ended 08/31/16	6.89	0.15	0.56	0.71	(0.14)	7.46	10.42		4,923	0.55	(d)	0.55	(d)	3.99	(d)	107
Year ended 02/29/16	7.40	0.29	(0.51)	(0.22)	(0.29)	6.89	(2.98)		4,547	0.54		0.54		4.15		202
Year ended 02/28/15	7.22	0.31	0.19	0.50	(0.32)	7.40	7.03		4,293	0.47		0.47		4.18		228
Year ended 02/28/14	7.27	0.32	(0.06)	0.26	(0.31)	7.22	3.71		1,862	0.49		0.49		4.44		188
Year ended 02/28/13	7.03	0.30	0.26	0.56	(0.32)	7.27	8.18		6,497	0.47		0.47		4.19		68
Year ended 02/29/12	6.78	0.32	0.26	0.58	(0.33)	7.03	8.73		14,209	0.47		0.47		4.87		69
Class R6
Six months ended 08/31/16	6.90	0.15	0.56	0.71	(0.15)	7.46	10.31		27,427	0.46	(d)	0.46	(d)	4.08	(d)	107
Year ended 02/29/16	7.40	0.30	(0.50)	(0.20)	(0.30)	6.90	(2.80)		22,567	0.46		0.46		4.23		202
Year ended 02/28/15	7.22	0.31	0.19	0.50	(0.32)	7.40	7.04		32,408	0.46		0.46		4.19		228
Year ended 02/28/14	7.26	0.31	(0.04)	0.27	(0.31)	7.22	3.85		20,392	0.49		0.49		4.44		188
Year ended 02/28/13(f)	7.24	0.13	0.03	0.16	(0.14)	7.26	2.20		10,308	0.47	(g)	0.47	(g)	4.19	(g)	68

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $942,315, $15,423, $79,014, $7,289, $35,809, $4,679 and $25,003 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.25% for Class B shares for the six months ended August 31, 2016 and for the years ended February 29, 2016, February 28, 2015, February 28, 2014 and February 28, 2013 and 0.17% for the year ended February 29, 2012. The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.99% for Class C shares for the year ended February 29, 2016 and 0.96% for the year ended February 29, 2012.
(f)	Commencement date of June 6, 2011 and September 24, 2012 for Class R shares and Class R6 shares, respectively.
(g)	Annualized.

35                         Invesco Corporate Bond Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2016 through August 31, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/16)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/16)	Expenses Paid During Period[2]
A	$1,000.00	$1,100.90	$4.71	$1,020.72	$4.53	0.89%
B	1,000.00	1,100.80	4.71	1,020.72	4.53	0.89
C	1,000.00	1,098.30	8.67	1,016.94	8.34	1.64
R	1,000.00	1,101.00	6.04	1,019.46	5.80	1.14
Y	1,000.00	1,103.60	3.39	1,021.98	3.26	0.64
R5	1,000.00	1,104.20	2.92	1,022.43	2.80	0.55
R6	1,000.00	1,103.10	2.44	1,022.89	2.35	0.46

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2016 through August 31, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

36                         Invesco Corporate Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Corporate Bond Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 7-8, 2016, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2016.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 8, 2016, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper BBB Rated Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period, the first quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

37                         Invesco Corporate Bond Fund

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2015. The Board noted that the Fund’s rate was below the rate of one closed-end fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the

Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

38                         Invesco Corporate Bond Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 033-39519                 VK-CBD-SAR-1             Invesco Distributors, Inc.

Semiannual Report to Shareholders	August 31, 2016

Invesco Global Real Estate Fund Nasdaq: A: AGREX ¡ B: BGREX ¡ C: CGREX ¡ R: RGREX ¡ Y: ARGYX ¡ R5: IGREX ¡ R6: FGREX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
17	Financial Highlights
18	Fund Expenses
19	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/29/16 to 8/31/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	15.19%
Class B Shares	14.68
Class C Shares	14.76
Class R Shares	15.04
Class Y Shares	15.32
Class R5 Shares	15.40
Class R6 Shares	15.51
MSCI World Index▼ (Broad Market Index)	12.51
Custom Global Real Estate Index¡ (Style-Specific Index)	16.42
Lipper Global Real Estate Funds Classification Average¿ (Peer Group)	14.99

Source(s): ▼FactSet Research Systems Inc.; ¡Invesco, FactSet Research Systems Inc.; ¿Lipper Inc.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Custom Global Real Estate Index is composed of the FTSE EPRA/NAREIT Developed Index (net) through June 30, 2014; and the FTSE/EPRA NAREIT Global Index (net) from July 1, 2014.

The Lipper Global Real Estate Funds Classification Average represents an average of all funds in the Lipper Global Real Estate Funds classification.

The FTSE EPRA/NAREIT Developed Index (Net) is an unmanaged index considered representative of global real estate companies and REITs. The index is computed using the net return which withholds taxes for non-resident investors.

The FTSE EPRA/NAREIT Global Index (Net) is designed to track the performance of listed real estate companies and REITs in both developed and emerging markets.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

 For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                Invesco Global Real Estate Fund

Average Annual Total Returns

As of 8/31/16, including maximum applicable sales charges

Class A Shares
Inception (4/29/05)	5.61%
10 Years	2.74
5 Years	7.31
1 Year	8.11

Class B Shares
Inception (4/29/05)	5.58%
10 Years	2.70
5 Years	7.42
1 Year	8.58

Class C Shares
Inception (4/29/05)	5.36%
10 Years	2.55
5 Years	7.74
1 Year	12.57

Class R Shares
Inception (4/29/05)	5.89%
10 Years	3.07
5 Years	8.29
1 Year	14.22

Class Y Shares
10 Years	3.54%
5 Years	8.82
1 Year	14.69

Class R5 Shares
Inception (4/29/05)	6.67%
10 Years	3.87
5 Years	9.12
1 Year	15.00

Class R6 Shares
10 Years	3.57%
5 Years	9.06
1 Year	15.16

Average Annual Total Returns

As of 6/30/16, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (4/29/05)	5.46%
10 Years	3.15
5 Years	5.42
1 Year	1.17

Class B Shares
Inception (4/29/05)	5.42%
10 Years	3.11
5 Years	5.50
1 Year	1.29

Class C Shares
Inception (4/29/05)	5.20%
10 Years	2.95
5 Years	5.82
1 Year	5.21

Class R Shares
Inception (4/29/05)	5.73%
10 Years	3.48
5 Years	6.37
1 Year	6.82

Class Y Shares
10 Years	3.94%
5 Years	6.90
1 Year	7.35

Class R5 Shares
Inception (4/29/05)	6.52%
10 Years	4.29
5 Years	7.23
1 Year	7.63

Class R6 Shares
10 Years	3.97%
5 Years	7.10
1 Year	7.70

sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.43%, 2.18%, 2.18%, 1.68%, 1.18%, 0.91% and 0.84%, respectively. The expense ratios presented above may vary from the expense ratios presented in other

3                Invesco Global Real Estate Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                        Invesco Global Real Estate Fund

Schedule of Investments

August 31, 2016

(Unaudited)

	Shares	Value
Real Estate Investment Trusts, Common Stocks & Other Equity Interests–97.99%
Australia–5.64%
DEXUS Property Group	2,227,836	$16,250,872
Goodman Group	2,555,023	14,535,113
Investa Office Fund	59,981	205,586
Mirvac Group	8,557,525	14,922,852
Scentre Group	3,910,744	14,590,435
Vicinity Centres	10,436,814	25,919,107
Westfield Corp.	3,903,507	29,920,836
		116,344,801

Brazil–0.38%
BR Malls Participacoes S.A.(a)	382,980	1,463,625
EZ Tec Empreendimentos e Participacoes S.A.	191,800	985,448
Iguatemi Empresa de Shopping Centers S.A.	350,452	3,114,936
Multiplan Empreendimentos Imobiliarios S.A.	120,000	2,167,020
		7,731,029

Canada–2.40%
Allied Properties REIT	322,892	9,068,603
Canadian Apartment Properties REIT	280,724	6,396,487
Chartwell Retirement Residences	449,058	5,283,841
First Capital Realty, Inc.	406,272	6,874,729
H&R REIT	623,500	11,087,826
RioCan REIT	32,189	676,010
Smart REIT	370,485	10,012,574
		49,400,070

China–3.79%
China Jinmao Holdings Group Ltd.	10,092,000	3,141,884
China Overseas Land & Investment Ltd.	6,789,700	22,369,268
China Resources Land Ltd.	3,567,377	10,006,794
China Vanke Co., Ltd.–Class H	1,766,600	4,517,359
CIFI Holdings (Group) Co. Ltd.	12,196,000	3,820,241
Global Logistic Properties Ltd.	4,703,500	6,254,542
Greentown China Holdings Ltd.(a)	1,368,500	1,115,523
Guangzhou R&F Properties Co. Ltd.–Class H	2,255,200	3,808,232
KWG Property Holding Ltd.	6,851,000	4,590,804
Longfor Properties Co. Ltd.	5,733,000	9,219,629
Shenzhen Investment Ltd.	11,804,200	5,660,392
Shimao Property Holdings Ltd.	2,546,000	3,539,746
		78,044,414

France–3.04%
ICADE	136,792	10,555,805
Klepierre	335,320	15,713,113
Unibail-Rodamco S.E.	132,382	36,325,714
		62,594,632

	Shares	Value
Germany–3.09%
Deutsche Euroshop AG	146,025	$6,721,391
LEG Immobilien AG	184,992	18,057,630
Vonovia SE	999,276	38,884,301
		63,663,322

Hong Kong–6.72%
Cheung Kong Property Holdings Ltd.	4,424,500	30,961,559
Hang Lung Properties Ltd.	3,346,000	7,607,320
Henderson Land Development Co. Ltd.	1,512,800	8,843,534
Hongkong Land Holdings Ltd.	466,600	3,023,955
Link REIT	3,414,000	24,820,449
Sino Land Co. Ltd.	3,051,100	5,208,806
Sun Hung Kai Properties Ltd.	2,399,100	33,664,467
Swire Properties Ltd.	4,055,600	11,407,074
Wharf Holdings Ltd. (The)	1,836,000	12,930,347
		138,467,511

Indonesia–0.46%
PT Bumi Serpong Damai Tbk	23,500,900	3,798,889
PT Ciputra Development Tbk	14,994,774	1,745,878
PT Pakuwon Jati Tbk	66,041,000	2,953,285
PT Summarecon Agung Tbk	7,901,100	1,039,536
		9,537,588

Ireland–0.41%
Green REIT PLC	5,112,819	8,400,657

Japan–9.70%
Activia Properties, Inc.	1,482	7,551,187
Advance Residence Investment Corp.	3,557	9,481,127
Daiwa House REIT Investment Co.	1,529	4,312,621
GLP J-REIT(b)	885	1,098,391
GLP J-REIT	6,329	7,855,044
Hulic Reit, Inc.	3,681	6,489,917
Japan Excellent, Inc.	1,705	2,297,395
Japan Hotel REIT Investment Corp.	7,872	6,764,495
Japan Logistics Fund Inc.	1,730	3,944,778
Japan Real Estate Investment Corp.	3,713	21,821,120
Japan Retail Fund Investment Corp.	3,543	7,955,526
Kenedix Office Investment Corp.	987	5,953,197
LaSalle Logiport REIT	1,938	1,963,196
Mitsubishi Estate Co., Ltd.	2,004,000	37,908,540
Mitsui Fudosan Co., Ltd.	1,727,000	37,246,970
Nippon Prologis REIT Inc.	200	480,015
Nomura Real Estate Master Fund, Inc.	5,491	9,060,110
ORIX JREIT Inc.	3,215	5,621,705
Sumitomo Realty & Development Co., Ltd.	456,000	12,052,568
United Urban Investment Corp.	5,676	10,111,515
		199,969,417

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Real Estate Fund

	Shares	Value
Malaysia–0.39%
IGB REIT	4,713,200	$1,969,869
IOI Properties Group Berhad	3,253,600	2,015,752
KLCCP Stapled Group	1,495,400	2,824,590
Mah Sing Group Berhad	3,330,500	1,300,639
		8,110,850

Malta–0.00%
BGP Holdings PLC (Acquired 08/06/2009; Cost $0)(a)(b)	9,888,325	0

Mexico–0.59%
Fibra Uno Administracion S.A. de C.V.	3,863,800	7,477,792
Macquarie Mexico Real Estate Management S.A. de C.V.	3,675,784	4,760,852
		12,238,644

Netherlands–0.64%
Wereldhave N.V.	274,969	13,179,508

Philippines–0.85%
Ayala Land, Inc.	6,976,800	5,767,932
Megaworld Corp.	14,519,500	1,468,506
Robinsons Land Corp.	5,689,300	3,897,199
SM Prime Holdings Inc.	10,108,600	6,479,454
		17,613,091

Singapore–2.41%
Ascendas India Trust	4,078,300	3,232,589
Ascendas REIT	6,137,200	11,014,327
CapitaLand Ltd.	4,857,200	10,916,535
CapitaLand Mall Trust	3,339,500	5,284,345
CapitaLand Retail China Trust	3,169,500	3,791,630
City Developments Ltd.	560,600	3,493,078
Mapletree Greater China Commercial Trust–REGS(b)	3,563,200	2,876,606
Mapletree Industrial Trust	6,989,200	9,130,510
		49,739,620

South Africa–0.99%
Growthpoint Properties Ltd.	4,740,743	8,199,713
Hyprop Investments Ltd.	610,634	5,339,403
Resilient REIT Ltd.	394,862	3,169,080
SA Corporate Real Estate Fund Nominees Proprietary Ltd.	10,400,705	3,692,658
		20,400,854

Spain–0.89%
Inmobiliaria Colonial SA	923,197	6,850,097
Merlin Properties Socimi, S.A.	990,286	11,510,083
		18,360,180

Sweden–0.94%
Fabege AB	328,604	6,095,495
Wihlborgs Fastigheter AB	608,970	13,245,282
		19,340,777

	Shares	Value
Switzerland–0.78%
Swiss Prime Site AG	183,309	$16,121,426

Thailand–0.34%
Central Pattana PCL	3,249,600	5,643,904
Land and Houses PCL	825,300	228,806
Land and Houses PCL–NVDR	4,141,900	1,133,827
		7,006,537

United Arab Emirates–0.28%
Emaar Malls Group PJSC	2,675,686	2,010,616
Emaar Properties PJSC	1,929,073	3,728,997
		5,739,613

United Kingdom–4.14%
Derwent London PLC	270,529	9,745,332
Great Portland Estates PLC	1,175,354	10,500,573
Hammerson PLC	1,067,229	8,164,752
Hansteen Holdings PLC	1,170,194	1,784,079
Kennedy Wilson Europe Real Estate PLC	768,722	9,749,868
Land Securities Group PLC	1,514,488	21,865,012
LondonMetric Property PLC	1,737,387	3,743,859
Segro PLC	1,511,037	9,026,505
UNITE Group PLC (The)	1,304,073	10,728,458
		85,308,438

United States–49.12%
Acadia Realty Trust	279,887	10,339,026
American Campus Communities, Inc.	260,909	13,074,150
American Homes 4 Rent–Class A	637,119	13,933,793
Apartment Investment & Management Co.–Class A	307,493	13,892,534
Apple Hospitality REIT, Inc.	361,890	7,100,282
AvalonBay Communities, Inc.	273,996	47,952,040
Boston Properties, Inc.	265,212	37,164,158
Brandywine Realty Trust	736,680	11,882,648
Brixmor Property Group, Inc.	840,339	24,000,082
Brookdale Senior Living Inc.(a)	766,624	13,193,599
Care Capital Properties, Inc.	511,903	15,351,971
Cousins Properties, Inc.	1,143,844	12,605,161
CubeSmart	358,787	9,877,406
CyrusOne Inc.	42,786	2,175,240
DCT Industrial Trust Inc.	98,268	4,786,634
DDR Corp.	212,532	4,018,980
DiamondRock Hospitality Co.	1,439,535	15,244,676
Digital Realty Trust, Inc.	127,951	12,678,665
EPR Properties	187,424	14,679,048
Equinix, Inc.	16,960	6,252,304
Equity Lifestyle Properties, Inc.	162,675	12,612,193
Equity Residential	394,499	25,591,150
Essex Property Trust, Inc.	129,384	29,383,106
Extra Space Storage Inc.	291,422	23,474,042
Federal Realty Investment Trust	112,808	17,936,472
First Industrial Realty Trust, Inc.	397,145	11,425,862

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Real Estate Fund

	Shares	Value
United States–(continued)
General Growth Properties, Inc.	1,024,831	$29,863,575
HCP, Inc.	1,089,879	42,864,941
Healthcare Realty Trust, Inc.	742,077	26,017,220
Hilton Worldwide Holdings Inc.	251,324	5,999,104
Host Hotels & Resorts Inc.	1,265,026	22,542,763
Hudson Pacific Properties Inc.	798,356	26,720,975
InfraREIT Inc.	272,950	5,158,755
Liberty Property Trust	432,796	17,844,179
LTC Properties, Inc.	111,545	5,791,416
Mid-America Apartment Communities, Inc.	70,102	6,588,887
National Health Investors, Inc.	124,832	10,021,513
National Retail Properties, Inc.	471,460	23,620,146
Paramount Group, Inc.	510,375	9,186,750
Post Properties, Inc.	60,437	4,005,764
Prologis, Inc.	716,129	38,033,611
Public Storage	131,244	29,390,781
QTS Realty Trust, Inc.–Class A	144,602	7,835,982
Realty Income Corp.	242,776	15,957,667
Retail Opportunity Investments Corp.	830,622	18,531,177
Rexford Industrial Realty, Inc.	334,285	7,464,584
RLJ Lodging Trust	262,786	6,133,425

	Shares	Value
United States–(continued)
Simon Property Group, Inc.	464,024	$99,983,251
SL Green Realty Corp.	186,099	21,907,574
Ventas, Inc.	260,239	18,911,568
Vornado Realty Trust	538,085	55,589,561
Washington REIT	213,414	6,935,955
Weingarten Realty Investors	531,780	21,935,925
Welltower Inc.	220,321	16,909,638
		1,012,371,909
Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $1,739,562,176)		2,019,684,888

Money Market Funds–1.04%
Liquid Assets Portfolio–Institutional Class, 0.38%(c)	10,676,549	10,676,549
Premier Portfolio–Institutional Class, 0.37%(c)	10,676,550	10,676,550
Total Money Market Funds (Cost $21,353,099)		21,353,099
TOTAL INVESTMENTS–99.03% (Cost $1,760,915,275)		2,041,037,987
OTHER ASSETS LESS LIABILITIES–0.97%		20,011,347
NET ASSETS–100.00%		$2,061,049,334

Investment Abbreviations:

NVDR	– Non-Voting Depositary Receipt
REGS	– Regulation S
REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2016 was $3,974,997, which represents less than 1% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of August 31, 2016.

Portfolio Composition

By country, based on Net Assets

as of August 31, 2016

United States	49.1%
Japan	9.7
Hong Kong	6.7
Australia	5.7
United Kingdom	4.1
China	3.8
Germany	3.1
France	3.0
Canada	2.4
Singapore	2.4
Countries each less than 2.0% of portfolio	8.0
Money Market Funds Plus Other Assets Less Liabilities	2.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Real Estate Fund

Statement of Assets and Liabilities

August 31, 2016

(Unaudited)

Assets:
Investments, at value (Cost $1,739,562,176)	$2,019,684,888
Investments in affiliated money market funds, at value and cost	21,353,099
Total investments, at value (Cost $1,760,915,275)	2,041,037,987
Foreign currencies, at value (Cost $14,271,489)	14,247,540
Receivable for:
Investments sold	16,804,629
Fund shares sold	1,868,365
Dividends	2,751,892
Custody expenses reimbursed	66,117
Investment for trustee deferred compensation and retirement plans	137,393
Other assets	80,132
Total assets	2,076,994,055

Liabilities:
Payable for:
Investments purchased	11,466,535
Fund shares reacquired	2,720,310
Accrued foreign taxes	189,461
Accrued fees to affiliates	1,099,245
Accrued trustees’ and officers’ fees and benefits	6,448
Accrued other operating expenses	303,691
Trustee deferred compensation and retirement plans	159,031
Total liabilities	15,944,721
Net assets applicable to shares outstanding	$2,061,049,334

Net assets consist of:
Shares of beneficial interest	$1,835,110,274
Undistributed net investment income	(16,600,331)
Undistributed net realized gain (loss)	(37,547,427)
Net unrealized appreciation	280,086,818
$2,061,049,334

Net Assets:
Class A	$263,581,804
Class B	$1,352,880
Class C	$39,434,849
Class R	$20,623,072
Class Y	$1,334,234,968
Class R5	$298,599,640
Class R6	$103,222,121

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	19,290,420
Class B	99,014
Class C	2,885,027
Class R	1,509,122
Class Y	97,598,981
Class R5	21,885,135
Class R6	7,563,135
Class A:
Net asset value per share	$13.66
Maximum offering price per share
(Net asset value of $13.66 ÷ 94.50%)	$14.46
Class B:
Net asset value and offering price per share	$13.66
Class C:
Net asset value and offering price per share	$13.67
Class R:
Net asset value and offering price per share	$13.67
Class Y:
Net asset value and offering price per share	$13.67
Class R5:
Net asset value and offering price per share	$13.64
Class R6:
Net asset value and offering price per share	$13.65

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Global Real Estate Fund

Statement of Operations

For the six months ended August 31, 2016

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $2,230,290)	$37,565,343
Dividends from affiliated money market funds	39,213
Total investment income	37,604,556

Expenses:
Advisory fees	7,550,837
Administrative services fees	225,481
Custodian fees	195,016
Distribution fees:
Class A	339,296
Class B	8,082
Class C	197,496
Class R	49,507
Transfer agent fees — A, B, C, R and Y	2,548,607
Transfer agent fees — R5	97,218
Transfer agent fees — R6	3,436
Trustees’ and officers’ fees and benefits	21,394
Registration and filing fees	83,248
Reports to shareholders	137,364
Professional services fees	47,182
Other	27,299
Total expenses	11,531,463
Less: Fees waived and expense offset arrangement(s)	(17,537)
Net expenses	11,513,926
Net investment income	26,090,630

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities (net of foreign taxes of $6,305)	53,458,117
Foreign currencies	387,784
53,845,901
Change in net unrealized appreciation (depreciation) of:
Investment securities (net of foreign taxes on holdings of $173,153)	206,166,369
Foreign currencies	(74,146)
206,092,223
Net realized and unrealized gain	259,938,124
Net increase in net assets resulting from operations	$286,028,754

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Global Real Estate Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2016 and the year ended February 29, 2016

(Unaudited)

	August 31, 2016	February 29, 2016
Operations:
Net investment income	$26,090,630	$32,506,944
Net realized gain	53,845,901	39,259,665
Change in net unrealized appreciation (depreciation)	206,092,223	(266,976,709)
Net increase (decrease) in net assets resulting from operations	286,028,754	(195,210,100)

Distributions to shareholders from net investment income:
Class A	(1,808,059)	(4,977,744)
Class B	(5,300)	(26,511)
Class C	(124,873)	(421,381)
Class R	(107,621)	(292,529)
Class Y	(10,432,634)	(23,035,593)
Class R5	(2,907,397)	(6,991,199)
Class R6	(903,654)	(4,029,534)
Total distributions from net investment income	(16,289,538)	(39,774,491)

Share transactions–net:
Class A	(26,293,335)	(11,998,939)
Class B	(630,344)	(2,502,077)
Class C	(2,149,559)	(3,946,681)
Class R	62,350	(383,212)
Class Y	(37,685,107)	497,514,613
Class R5	(39,080,187)	(4,190,918)
Class R6	4,366,707	(26,478,807)
Net increase (decrease) in net assets resulting from share transactions	(101,409,475)	448,013,979
Net increase in net assets	168,329,741	213,029,388

Net assets:
Beginning of period	1,892,719,593	1,679,690,205
End of period (includes undistributed net investment income of $(16,600,331) and $(26,401,423), respectively)	$2,061,049,334	$1,892,719,593

Notes to Financial Statements

August 31, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Real Estate Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

10                         Invesco Global Real Estate Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

11                         Invesco Global Real Estate Fund

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

12                         Invesco Global Real Estate Fund

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.75%
Next $250 million	0.74%
Next $500 million	0.73%
Next $1.5 billion	0.72%
Next $2.5 billion	0.71%
Next $2.5 billion	0.70%
Next $2.5 billion	0.69%
Over $10 billion	0.68%

For the six months ended August 31, 2016, the effective advisory fees incurred by the Fund was 0.73%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2018, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2016, the Adviser waived advisory fees of $15,777.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class

13                         Invesco Global Real Estate Fund

of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2016, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2016, IDI advised the Fund that IDI retained $21,967 in front-end sales commissions from the sale of Class A shares and $2,251, $84 and $758 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level.

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended August 31, 2016, there were transfers from Level 1 to Level 2 of $160,277,276 and from Level 2 to Level 1 of $312,821,826, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$15,128,438	$101,216,363	$—	$116,344,801
Brazil	7,731,029	—	—	7,731,029
Canada	49,400,070	—	—	49,400,070
China	13,288,865	64,755,549	—	78,044,414
France	62,594,632	—	—	62,594,632
Germany	63,663,322	—	—	63,663,322
Hong Kong	33,663,983	104,803,528	—	138,467,511
Indonesia	1,745,878	7,791,710	—	9,537,588
Ireland	8,400,657	—	—	8,400,657
Japan	133,637,565	66,331,852	—	199,969,417
Malaysia	3,985,621	4,125,229	—	8,110,850
Malta	—	—	0	0
Mexico	12,238,644	—	—	12,238,644
Netherlands	13,179,508	—	—	13,179,508
Philippines	17,613,091	—	—	17,613,091
Singapore	22,524,413	27,215,207	—	49,739,620
South Africa	20,400,854	—	—	20,400,854
Spain	18,360,180	—	—	18,360,180
Sweden	19,340,777	—	—	19,340,777
Switzerland	16,121,426	—	—	16,121,426
Thailand	228,806	6,777,731	—	7,006,537
United Arab Emirates	5,739,613	—	—	5,739,613
United Kingdom	14,472,317	70,836,121	—	85,308,438
United States	1,033,725,008	—	—	1,033,725,008
Total Investments	$1,587,184,697	$453,853,290	$0	$2,041,037,987

14                         Invesco Global Real Estate Fund

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2016, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,760.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 29, 2016, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2018	$26,008,678	$—	$26,008,678

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2016 was $681,286,807 and $783,670,249, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$254,115,758
Aggregate unrealized (depreciation) of investment securities	(37,328,227)
Net unrealized appreciation of investment securities	$216,787,531

Cost of investments for tax purposes is $1,824,250,456.

15                         Invesco Global Real Estate Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended August 31, 2016(a)		Year ended February 29, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	1,298,788	$17,061,195	3,984,820	$51,004,749
Class B	4,074	53,413	3,347	43,435
Class C	156,846	2,065,764	415,318	5,369,620
Class R	257,489	3,414,796	551,902	7,002,956
Class Y	12,644,669	165,354,537	62,192,645	795,388,329
Class R5	3,142,808	41,541,170	5,935,857	75,263,293
Class R6	985,162	13,012,406	7,481,915	97,698,397

Issued as reinvestment of dividends:
Class A	117,311	1,513,846	327,068	4,105,531
Class B	367	4,734	1,923	24,075
Class C	8,541	110,424	30,066	374,123
Class R	8,296	107,137	23,242	291,224
Class Y	753,854	9,728,085	1,706,531	21,258,075
Class R5	174,594	2,247,866	445,460	5,606,511
Class R6	70,190	903,654	321,449	4,029,534

Automatic conversion of Class B shares to Class A shares:
Class A	41,499	541,409	152,405	1,996,358
Class B	(41,477)	(541,409)	(152,284)	(1,996,358)

Reacquired:
Class A	(3,458,984)	(45,409,785)	(5,437,266)	(69,105,577)
Class B	(11,343)	(147,082)	(44,972)	(573,229)
Class C	(327,839)	(4,325,747)	(760,987)	(9,690,424)
Class R	(263,369)	(3,459,583)	(600,050)	(7,677,392)
Class Y	(16,180,541)	(212,767,729)	(25,287,308)	(319,131,791)
Class R5	(6,295,691)	(82,869,223)	(6,521,303)	(85,060,722)
Class R6	(727,061)	(9,549,353)	(10,609,240)	(128,206,738)
Net increase (decrease) in share activity	(7,641,817)	$(101,409,475)	34,160,538	$448,013,979

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 71% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16                         Invesco Global Real Estate Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 08/31/16	$11.94	$0.15	$1.66	$1.81	$(0.09)	$13.66	15.19%	$263,582	1.36	%(e)	1.36	%(e)	2.27	%(e)	34%
Year ended 02/29/16	13.51	0.19	(1.53)	(1.34)	(0.23)	11.94	(10.00)	254,298	1.43		1.43		1.47		84
Year ended 02/28/15	12.11	0.21	1.53	1.74	(0.34)	13.51	14.53	300,895	1.44		1.44		1.64		43
Year ended 02/28/14	11.97	0.13	0.25	0.38	(0.24)	12.11	3.31	283,279	1.46		1.46		1.05		45
Year ended 02/28/13	10.52	0.16	1.73	1.89	(0.44)	11.97	18.35	279,049	1.48		1.48		1.41		58
Year ended 02/29/12	10.83	0.14	(0.28)	(0.14)	(0.17)	10.52	(1.21)	264,763	1.51		1.51		1.41		54
Class B
Six months ended 08/31/16	11.95	0.10	1.65	1.75	(0.04)	13.66	14.68	1,353	2.11	(e)	2.11	(e)	1.52	(e)	34
Year ended 02/29/16	13.52	0.09	(1.53)	(1.44)	(0.13)	11.95	(10.67)	1,761	2.18		2.18		0.72		84
Year ended 02/28/15	12.09	0.12	1.53	1.65	(0.22)	13.52	13.71	4,587	2.19		2.19		0.89		43
Year ended 02/28/14	11.94	0.04	0.26	0.30	(0.15)	12.09	2.61	7,931	2.21		2.21		0.30		45
Year ended 02/28/13	10.50	0.07	1.73	1.80	(0.36)	11.94	17.41	11,096	2.23		2.23		0.66		58
Year ended 02/29/12	10.81	0.07	(0.29)	(0.22)	(0.09)	10.50	(1.99)	11,412	2.26		2.26		0.66		54
Class C
Six months ended 08/31/16	11.95	0.10	1.66	1.76	(0.04)	13.67	14.76	39,435	2.11	(e)	2.11	(e)	1.52	(e)	34
Year ended 02/29/16	13.52	0.09	(1.53)	(1.44)	(0.13)	11.95	(10.67)	36,419	2.18		2.18		0.72		84
Year ended 02/28/15	12.10	0.12	1.52	1.64	(0.22)	13.52	13.62	45,476	2.19		2.19		0.89		43
Year ended 02/28/14	11.95	0.04	0.26	0.30	(0.15)	12.10	2.61	44,250	2.21		2.21		0.30		45
Year ended 02/28/13	10.50	0.07	1.74	1.81	(0.36)	11.95	17.51	45,010	2.23		2.23		0.66		58
Year ended 02/29/12	10.81	0.07	(0.29)	(0.22)	(0.09)	10.50	(1.99)	37,828	2.26		2.26		0.66		54
Class R
Six months ended 08/31/16	11.95	0.13	1.66	1.79	(0.07)	13.67	15.04	20,623	1.61	(e)	1.61	(e)	2.02	(e)	34
Year ended 02/29/16	13.52	0.16	(1.53)	(1.37)	(0.20)	11.95	(10.22)	17,999	1.68		1.68		1.22		84
Year ended 02/28/15	12.11	0.18	1.53	1.71	(0.30)	13.52	14.25	20,703	1.69		1.69		1.39		43
Year ended 02/28/14	11.96	0.10	0.26	0.36	(0.21)	12.11	3.13	16,415	1.71		1.71		0.80		45
Year ended 02/28/13	10.51	0.13	1.73	1.86	(0.41)	11.96	18.08	18,266	1.73		1.73		1.16		58
Year ended 02/29/12	10.83	0.12	(0.30)	(0.18)	(0.14)	10.51	(1.56)	13,717	1.76		1.76		1.16		54
Class Y
Six months ended 08/31/16	11.95	0.17	1.65	1.82	(0.10)	13.67	15.32	1,334,235	1.11	(e)	1.11	(e)	2.52	(e)	34
Year ended 02/29/16	13.52	0.22	(1.53)	(1.31)	(0.26)	11.95	(9.77)	1,199,430	1.18		1.18		1.72		84
Year ended 02/28/15	12.13	0.24	1.53	1.77	(0.38)	13.52	14.79	835,123	1.19		1.19		1.89		43
Year ended 02/28/14	11.98	0.16	0.26	0.42	(0.27)	12.13	3.66	640,339	1.21		1.21		1.30		45
Year ended 02/28/13	10.53	0.19	1.73	1.92	(0.47)	11.98	18.63	428,821	1.23		1.23		1.66		58
Year ended 02/29/12	10.85	0.17	(0.30)	(0.13)	(0.19)	10.53	(1.04)	237,473	1.26		1.26		1.66		54
Class R5
Six months ended 08/31/16	11.93	0.18	1.65	1.83	(0.12)	13.64	15.40	298,600	0.86	(e)	0.86	(e)	2.77	(e)	34
Year ended 02/29/16	13.49	0.25	(1.52)	(1.27)	(0.29)	11.93	(9.47)	296,506	0.91		0.91		1.99		84
Year ended 02/28/15	12.11	0.29	1.52	1.81	(0.43)	13.49	15.17	337,415	0.88		0.88		2.20		43
Year ended 02/28/14	11.97	0.20	0.25	0.45	(0.31)	12.11	3.91	361,220	0.89		0.89		1.62		45
Year ended 02/28/13	10.52	0.22	1.74	1.96	(0.51)	11.97	19.04	357,112	0.90		0.90		1.99		58
Year ended 02/29/12	10.83	0.20	(0.29)	(0.09)	(0.22)	10.52	(0.69)	406,395	0.91		0.91		2.01		54
Class R6
Six months ended 08/31/16	11.93	0.19	1.65	1.84	(0.12)	13.65	15.51	103,222	0.81	(e)	0.81	(e)	2.82	(e)	34
Year ended 02/29/16	13.49	0.26	(1.52)	(1.26)	(0.30)	11.93	(9.41)	86,307	0.84		0.84		2.06		84
Year ended 02/28/15	12.12	0.29	1.52	1.81	(0.44)	13.49	15.15	135,492	0.84		0.84		2.24		43
Year ended 02/28/14	11.97	0.20	0.27	0.47	(0.32)	12.12	4.03	163,844	0.85		0.85		1.66		45
Year ended 02/28/13(f)	11.36	0.10	0.84	0.94	(0.33)	11.97	8.40	77,714	0.84	(g)	0.84	(g)	2.05	(g)	58

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for the fiscal year ended February 29, 2012.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $269,224, $1,603, $39,177, $19,641, $1,320,076, $309,176 and $97,153 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of September 24, 2012.
(g)	Annualized.

17                         Invesco Global Real Estate Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2016 through August 31, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/16)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/16)	Expenses Paid During Period[2]
A	$1,000.00	$1,151.90	$7.38	$1,018.35	$6.92	1.36%
B	1,000.00	1,146.80	11.42	1,014.57	10.71	2.11
C	1,000.00	1,147.60	11.42	1,014.57	10.71	2.11
R	1,000.00	1,150.40	8.73	1,017.09	8.19	1.61
Y	1,000.00	1,153.20	6.02	1,019.61	5.65	1.11
R5	1,000.00	1,154.00	4.67	1,020.87	4.38	0.86
R6	1,000.00	1,155.10	4.40	1,021.12	4.13	0.81

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2016 through August 31, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

18                         Invesco Global Real Estate Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Global Real Estate Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 7-8, 2016, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2016.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 8, 2016, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages certain assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Global Real Estate Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual

19                         Invesco Global Real Estate Fund

management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2015. The Board noted that the Fund’s rate was below the rate of one such mutual fund. The Board also noted how the Fund’s rate compared to off-shore funds advised by Invesco Advisers and to the effective sub-adviser fee rate of other funds sub-advised by Invesco Advisers.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other types of client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended.

The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management. The Board also noted

that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to, among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended, and consistent with best execution obligations.

20                         Invesco Global Real Estate Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 033-39519                 GRE-SAR-1             Invesco Distributors, Inc.

Semiannual Report to Shareholders	August 31, 2016

Invesco Government Money Market Fund

Effective June 28, 2016, Invesco Money Market Fund was renamed

Invesco Government Money Market Fund.

Nasdaq:

Cash Reserve: AIMXX  ■  AX: ACZXX  ■  BX: ACYXX  ■  CX: ACXXX  ■  Investor: INAXX

2	Fund Information
3	Letters to Shareholders
4	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
14	Financial Highlights
15	Fund Expenses
16	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Information

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The Fund is subject to certain other risks. Please see the current prospectus for more information regarding the risks associated with an investment in the Fund.

Team managed by Invesco Advisers, Inc.

Effective on or about October 12, 2016, changes were made to the redemption, shareholder eligibility and pricing procedures for certain of Invesco’s Money Market Funds (“Funds”), in compliance with new regulatory requirements that took effect on October 14, 2016. Pursuant to these requirements, some of the Funds will transact at a floating net asset value and/or be subject to liquidity fees and redemption gates under certain circumstances. Please see the Funds’ current prospectuses, which can be found at invesco.com/prospectus, for descriptions of the current redemption, shareholder eligibility and pricing procedures.

2                        Invesco Government Money Market Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

3                        Invesco Government Money Market Fund

Schedule of Investments

August 31, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–53.64%
Federal Farm Credit Bank (FFCB)–7.37%
Unsec. Bonds	0.66%	02/22/2017	$3,000	$3,002,100
Unsec. Bonds(a)	0.62%	04/25/2017	15,000	14,999,980
Unsec. Bonds(a)	0.53%	06/05/2017	4,000	3,996,955
Unsec. Bonds(a)	0.54%	07/14/2017	10,000	10,001,722
Unsec. Bonds(a)	0.56%	11/13/2017	12,000	11,986,193
Unsec. Bonds(a)	0.54%	11/22/2017	12,000	11,982,252
Unsec. Bonds(a)	0.53%	12/08/2017	2,500	2,498,415
Unsec. Bonds(a)	0.54%	12/27/2017	12,000	11,979,308
Unsec. Bonds(a)	0.54%	01/17/2018	8,000	7,993,894
Unsec. Bonds(a)	0.53%	05/17/2018	4,000	3,994,169
Unsec. Bonds(a)	0.54%	03/22/2018	5,000	4,997,669
				87,432,657

Federal Home Loan Bank (FHLB)–37.71%
Unsec. Bonds	0.56%	01/20/2017	12,000	11,999,548
Unsec. Bonds	0.54%	01/26/2017	13,000	12,997,361
Unsec. Bonds	0.70%	02/24/2017	12,000	12,011,994
Unsec. Bonds	0.75%	03/02/2017	4,915	4,921,209
Unsec. Bonds	0.55%	03/21/2017	15,000	15,000,259
Unsec. Bonds(a)	0.56%	06/22/2017	10,000	10,000,000
Unsec. Bonds(a)	0.53%	08/08/2017	11,000	10,999,880
Unsec. Bonds(a)	0.50%	08/18/2017	10,000	9,995,160
Unsec. Bonds(a)	0.59%	12/12/2017	7,000	7,006,323
Unsec. Disc. Notes(b)	0.51%	09/07/2016	20,000	19,998,300
Unsec. Disc. Notes(b)	0.40%	09/16/2016	20,000	19,996,667
Unsec. Disc. Notes(b)	0.45%	10/05/2016	15,900	15,893,242
Unsec. Disc. Notes(b)	0.48%	10/14/2016	54,585	54,553,924
Unsec. Disc. Notes(b)	0.46%	10/19/2016	25,000	24,984,767
Unsec. Disc. Notes(b)	0.46%	10/21/2016	20,000	19,987,389
Unsec. Disc. Notes(b)	0.45%	11/02/2016	14,000	13,989,150
Unsec. Disc. Notes(b)	0.46%	11/04/2016	14,000	13,988,551
Unsec. Disc. Notes(b)	0.45%	11/09/2016	15,000	14,987,206
Unsec. Disc. Notes(b)	0.45%	11/14/2016	14,000	13,987,108
Unsec. Disc. Notes(b)	0.46%	11/16/2016	20,000	19,980,789
Unsec. Disc. Notes(b)	0.55%	11/18/2016	10,000	9,988,127
Unsec. Disc. Notes(b)	0.50%	01/24/2017	15,000	14,969,792
Unsec. Global Bonds(a)	0.55%	11/03/2016	14,000	14,000,000
Unsec. Global Bonds(a)	0.61%	01/23/2017	14,000	14,000,000
Unsec. Global Bonds(a)	0.61%	02/24/2017	13,000	13,000,000
Unsec. Global Bonds(a)	0.52%	08/15/2017	10,000	10,000,000
Unsec. Global Bonds(a)	0.54%	09/05/2017	9,255	9,255,053
Unsec. Global Bonds(a)	0.55%	09/06/2017	8,000	8,000,092
Unsec. Global Bonds(a)	0.57%	12/05/2017	10,000	9,999,352
Unsec. Global Bonds(a)	0.57%	12/07/2017	5,000	4,999,432
Unsec. Global Bonds(a)	0.67%	02/23/2018	5,000	5,001,053
Unsec. Global Bonds(a)	0.67%	02/26/2018	7,000	7,000,000
				447,491,728

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Government Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–5.35%
Unsec. Disc. Notes(b)	0.41%	01/06/2017	$14,000	$13,979,751
Unsec. Global Notes	0.88%	02/22/2017	6,610	6,621,322
Unsec. Global Notes	1.00%	03/08/2017	8,201	8,221,883
Unsec. Global Notes	5.00%	04/18/2017	5,650	5,805,964
Unsec. Global Notes(a)	0.56%	04/27/2017	10,000	9,996,406
Unsec. Global Notes	1.25%	05/12/2017	2,806	2,818,699
Unsec. Global Notes	0.75%	05/26/2017	2,000	2,002,253
Unsec. Global Notes(a)	0.64%	07/21/2017	14,000	13,998,725
				63,445,003

Federal National Mortgage Association (FNMA)–2.37%
Unsec. Global Notes	5.00%	02/13/2017	3,068	3,129,462
Unsec. Global Notes	1.13%	04/27/2017	2,461	2,469,950
Unsec. Global Notes	5.00%	05/11/2017	1,293	1,332,264
Unsec. Global Notes(a)	0.51%	09/08/2017	11,250	11,239,562
Unsec. Notes(a)	0.52%	08/16/2017	10,000	9,998,070
				28,169,308

Overseas Private Investment Corp. (OPIC)–0.84%
Sr. Unsec. Gtd. VRD COP Bonds(c)	0.56%	02/15/2028	10,000	10,000,000
Total U.S. Government Sponsored Agency Securities (Cost $636,538,696)				636,538,696

U.S. Treasury Securities–6.91%
U.S. Treasury Bills(b)	0.34%	09/01/2016	25,000	25,000,000
U.S. Treasury Bills(b)	0.51%	09/15/2016	12,000	11,997,643
U.S. Treasury Bills(b)	0.47%	09/29/2016	20,000	19,992,806
U.S. Treasury Bills(b)	0.44%	02/16/2017	10,000	9,979,700
U.S. Treasury Bills(b)	0.45%	02/16/2017	5,000	4,989,617
U.S. Treasury Bills(b)	0.49%	03/02/2017	10,000	9,975,733
Total U.S. Treasury Securities (Cost $81,935,499)				81,935,499
TOTAL INVESTMENTS (excluding Repurchase Agreements)–60.55% (Cost $718,474,195)				718,474,195

			Repurchase Amount
Repurchase Agreements–40.26%(d)
ABN AMRO Bank N.V., joint agreement dated 08/31/2016, maturing value of $250,002,431 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $255,000,014; 1.50%-5.38%, 09/30/2019-06/20/2046)	0.35%	09/01/2016	50,000,486	50,000,000
BNP Paribas Securities Corp., agreement dated 08/31/2016, maturing value of $108,001,110 (collateralized by U.S. Treasury obligations valued at $109,707,477; 0.13%, 04/15/2020)	0.37%	09/01/2016	108,001,110	108,000,000
HSBC Securities (USA) Inc., agreement dated 08/31/2016, maturing value of $40,000,764 (collateralized by a U.S. Treasury obligation valued at $40,756,614; 1.13%, 01/15/2021)	0.40%	09/01/2016	40,000,764	40,000,320
ING Financial Markets, LLC, agreement dated 08/31/2016, maturing value of $75,522,005 (collateralized by U.S. Treasury obligations valued at $77,053,970; 0.13%, 04/15/2021)	0.36%	09/01/2016	75,522,005	75,521,250
ING Financial Markets, LLC, term agreement dated 06/10/2016, maturing value of $25,029,333 (collateralized by a domestic agency mortgage-backed security valued at $25,504,850; 3.00%, 07/01/2046)	0.48%	09/06/2016	25,029,333	25,000,000
RBC Capital Markets Corp., joint term agreement dated 08/31/2016, aggregate maturing value of $560,000,000 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $571,200,080; 0.13%-8.00%, 11/01/2018-08/01/2046)(a)(e)	0.30%	10/31/2016	30,000,000	30,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Government Money Market Fund

	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements–(continued)
Societe Generale, joint open agreement dated 07/13/2016, (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $591,600,000; 0%-7.50%, 06/30/2017-10/20/2064)(f)	0.30%	—	$—	$55,000,000
Societe Generale, term agreement dated 08/25/2016, maturing value of $55,005,845 (collateralized by U.S. Treasury obligations valued at $56,083,165; 2.38%, 08/15/2024)(e)	0.40%	09/01/2016	55,005,845	55,001,567
Wells Fargo Bank, N.A., joint agreement dated 08/31/2016, aggregate maturing value of $300,002,833 (collateralized by domestic agency mortgage-backed securities valued at $306,000,000; 3.00%-4.50%, 09/01/35-06/01/43)	0.34%	09/01/2016	14,103,092	14,102,959
Wells Fargo Securities, LLC, term agreement dated 07/06/2016, maturing value of $25,025,625 (collateralized by a domestic agency mortgage-backed security valued at $25,500,000; 4.00, 07/01/2046)	0.41%	10/04/2016	25,025,625	25,000,000
Total Repurchase Agreements (Cost $477,626,096)				477,626,096
TOTAL INVESTMENTS(g)–100.81% (Cost $1,196,100,291)				1,196,100,291
OTHER ASSETS LESS LIABILITIES–(0.81)%				(9,666,581)
NET ASSETS–100.00%				$1,186,433,710

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discount
Gtd.	– Guaranteed
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(b)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity*

In days, as of August 31, 2016

1-7	32.3%
8-30	14.1
31-60	11.8
61-90	8.5
91-180	10.2
181+	23.1

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Government Money Market Fund

Statement of Assets and Liabilities

August 31, 2016

(Unaudited)

Assets:
Investments, excluding repurchase agreements, at cost and value	$718,474,195
Repurchase agreements, at cost and value	477,626,096
Total investments, at cost and value	1,196,100,291
Receivable for:
Fund shares sold	4,243,749
Interest	359,839
Custody expenses reimbursed	27,055
Investment for trustee deferred compensation and retirement plans	262,215
Other assets	116,854
Total assets	1,201,110,003

Liabilities:
Payable for:
Investments purchased	9,975,733
Fund shares reacquired	3,820,033
Dividends	330
Accrued fees to affiliates	470,663
Accrued trustees’ and officers’ fees and benefits	5,549
Accrued other operating expenses	103,068
Trustee deferred compensation and retirement plans	300,917
Total liabilities	14,676,293
Net assets applicable to shares outstanding	$1,186,433,710

Net assets consist of:
Shares of beneficial interest	$1,186,119,521
Undistributed net investment income	325,628
Undistributed net realized gain (loss)	(11,439)
$1,186,433,710

Net Assets:
Invesco Cash Reserve Shares	$773,569,525
Class AX	$111,028,692
Class B	$11,272,960
Class BX	$1,107,100
Class C	$88,711,470
Class CX	$5,744,178
Class R	$35,961,925
Class Y	$23,612,035
Investor Class	$135,425,825

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Invesco Cash Reserve Shares	773,559,435
Class AX	111,027,256
Class B	11,272,785
Class BX	1,107,086
Class C	88,710,300
Class CX	5,744,102
Class R	35,961,463
Class Y	23,611,727
Investor Class	135,424,065
Net asset value and offering price per share for each class	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Government Money Market Fund

Statement of Operations

For the six months ended August 31, 2016

(Unaudited)

Investment income:
Interest	$2,641,738

Expenses:
Advisory fees	1,649,401
Administrative services fees	250,801
Custodian fees	5,891
Distribution fees:
Invesco Cash Reserve Shares	586,604
Class AX	86,776
Class B	60,605
Class BX	6,500
Class C	405,435
Class CX	27,703
Class R	73,282
Transfer agent fees	1,389,072
Trustees’ and officers’ fees and benefits	20,608
Registration and filing fees	94,124
Reports to shareholders	56,251
Professional services fees	38,148
Other	41,857
Total expenses	4,793,058
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(2,205,621)
Net expenses	2,587,437
Net investment income	54,301

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(12,931)
Net increase in net assets resulting from operations	$41,370

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Government Money Market Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2016 and the year ended February 29, 2016

(Unaudited)

	August 31, 2016	February 29, 2016
Operations:
Net investment income	$54,301	$674,733
Net realized gain (loss)	(12,931)	16,438
Net increase in net assets resulting from operations	41,370	691,171

Distributions to shareholders from net investment income:
Invesco Cash Reserve Shares	(35,436)	(426,746)
Class AX	(4,876)	(68,770)
Class B	(500)	(10,390)
Class BX	(45)	(1,392)
Class C	(4,074)	(46,739)
Class CX	(229)	(3,806)
Class R	(1,741)	(21,765)
Class Y	(1,152)	(10,118)
Investor Class	(6,217)	(85,616)
Total distributions from net investment income	(54,270)	(675,342)

Share transactions–net:
Invesco Cash Reserve Shares	(22,530,414)	50,030,855
Class AX	(6,892,789)	(15,397,864)
Class B	(4,422,189)	(5,844,830)
Class BX	(695,497)	(2,247,490)
Class C	(2,257,170)	18,697,744
Class CX	(764,712)	(972,382)
Class R	(2,278,613)	(2,838,168)
Class Y	1,010,087	7,811,729
Investor Class	(16,614,708)	5,419,250
Net increase (decrease) in net assets resulting from share transactions	(55,446,005)	54,658,844
Net increase (decrease) in net assets	(55,458,905)	54,674,673

Net assets:
Beginning of period	1,241,892,615	1,187,217,942
End of period (includes undistributed net investment income of $325,628 and $325,597, respectively)	$1,186,433,710	$1,241,892,615

Notes to Financial Statements

August 31, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Government Money Market Fund (the “Fund”), formerly Invesco Money Market Fund, is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

Effective June 28, 2016, the Fund changed from a prime money market fund to a government money market fund. This change was made in connection with the U.S. Securities and Exchange Commission amendments to Rule 2a-7 under the 1940 Act, as amended.

The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently consists of ten different classes of shares: Invesco Cash Reserve Shares, Class AX, Class B, Class BX, Class C, Class CX, Class R, Class Y, Investor Class and Class R5 (not yet commenced). Class AX, Class BX and Class CX shares are closed to new investors. Class Y and Investor Class shares are available only to certain investors. Class C and Class CX shares are sold with a contingent deferred sales charges (“CDSC”). Invesco Cash Reserve Shares, Class AX, Class R, Class Y, Investor Class and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or

9                         Invesco Government Money Market Fund

additional investments in Class B and Class BX shares are no longer permitted. Existing shareholders of Class B and Class BX shares may continue to reinvest dividends and capital gains distributions in Class B and Class BX shares, respectively, until they convert to Invesco Cash Reserve Shares and Class AX shares, respectively. Also, shareholders in Class B and Class BX shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Invesco Cash Reserve Shares and Class AX shares. Generally, Class B and Class BX shares will automatically convert to Invesco Cash Reserve Shares and Class AX shares, respectively, on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B and Class BX shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum

10                         Invesco Government Money Market Fund

exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Effective June 1, 2016, under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of 0.15% of the Fund’s average daily net assets. Prior to June 1, 2016, the Fund paid an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $1 billion	0.40%
Over $1 billion	0.35%

For the six months ended August 31, 2016, the effective advisory fees incurred by the Fund was 0.27%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the Fund’s yield. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended August 31, 2016, the Adviser waived advisory fees of $946,855 and reimbursed class level expenses of $586,604, $86,776, $60,605, $6,500, $405,435, $27,703 and $73,282 of Invesco Cash Reserve Shares, Class AX, Class B, Class BX, Class C, Class CX and Class R shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Invesco Cash Reserve Shares, Class AX, Class B, Class BX, Class C, Class CX, Class R, Class Y, Investor Class and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Invesco Cash Reserve Shares, Class AX, Class B, Class BX, Class C, Class CX and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.15% of the Fund’s average daily net assets of Invesco Cash Reserve Shares and Class AX shares, 0.90% of the average daily net assets of Class B, Class BX, Class C and Class CX shares and 0.40% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2016, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

CDSC are not recorded as expenses of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2016, IDI advised the Fund that IDI retained $4,425, $4,473, $153, $9,731 and $141 from Invesco Cash Reserve Shares, Class B, Class BX, Class C and Class CX shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

11                         Invesco Government Money Market Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2016, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2016, the Fund engaged in securities sales of $155,409,074, which did not result in any net realized gains (losses).

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2016, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $11,861.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to

12                         Invesco Government Money Market Fund

utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of February 29, 2016.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended August 31, 2016(a)		Year ended February 29, 2016
	Shares	Amount	Shares	Amount
Sold:
Invesco Cash Reserve Shares	345,595,577	$345,595,577	953,817,740	$953,817,740
Class AX	5,905,828	5,905,828	12,586,372	12,586,372
Class B	2,543,881	2,543,881	9,543,585	9,543,585
Class BX	508	508	4	4
Class C	29,693,957	29,693,957	90,981,188	90,981,188
Class CX	54,274	54,274	117,202	117,202
Class R	8,674,398	8,674,398	16,489,599	16,489,599
Class Y	20,023,968	20,023,968	25,110,538	25,110,538
Investor Class	19,454,515	19,454,515	68,685,538	68,685,538

Issued as reinvestment of dividends:
Invesco Cash Reserve Shares	33,671	33,671	409,999	409,999
Class AX	4,721	4,721	66,733	66,733
Class B	464	464	9,802	9,802
Class BX	42	42	1,358	1,358
Class C	3,801	3,801	44,447	44,447
Class CX	224	224	3,741	3,741
Class R	1,728	1,728	21,700	21,700
Class Y	1,101	1,101	9,951	9,951
Investor Class	6,158	6,158	85,079	85,079

Automatic conversion of Class B shares to Invesco Cash Reserve Shares and Class BX shares to Class AX shares:
Invesco Cash Reserve Shares	2,851,981	2,851,981	6,405,480	6,405,480
Class AX	434,955	434,955	1,609,840	1,609,840
Class B	(2,851,981)	(2,851,981)	(6,405,480)	(6,405,480)
Class BX	(434,955)	(434,955)	(1,609,840)	(1,609,840)

Reacquired:
Invesco Cash Reserve Shares	(371,011,643)	(371,011,643)	(910,602,364)	(910,602,364)
Class AX	(13,238,293)	(13,238,293)	(29,660,809)	(29,660,809)
Class B	(4,114,553)	(4,114,553)	(8,992,737)	(8,992,737)
Class BX	(261,092)	(261,092)	(639,012)	(639,012)
Class C	(31,954,928)	(31,954,928)	(72,327,891)	(72,327,891)
Class CX	(819,210)	(819,210)	(1,093,325)	(1,093,325)
Class R	(10,954,739)	(10,954,739)	(19,349,467)	(19,349,467)
Class Y	(19,014,982)	(19,014,982)	(17,308,760)	(17,308,760)
Investor Class	(36,075,381)	(36,075,381)	(63,351,367)	(63,351,367)
Net increase (decrease) in share activity	(55,446,005)	$(55,446,005)	54,658,844	$54,658,844

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 17% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13                         Invesco Government Money Market Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Invesco Cash Reserve Shares
Six months ended 08/31/16	$1.00	$0.00	$(0.00)	$0.00	$(0.00)	$1.00	0.00%	$773,570	0.42	%(c)	0.73	%(c)	0.01	%(c)
Year ended 02/29/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.06	796,108	0.23		0.85		0.05
Year ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.06	746,067	0.14		0.86		0.06
Year ended 02/28/14	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	748,724	0.14		0.82		0.06
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	713,591	0.22		0.86		0.06
Year ended 02/29/12	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	720,425	0.19		0.84		0.03
Class AX
Six months ended 08/31/16	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.00	111,029	0.42	(c)	0.73	(c)	0.01	(c)
Year ended 02/29/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.06	117,923	0.23		0.85		0.05
Year ended 02/28/15	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	133,319	0.14		0.86		0.06
Year ended 02/28/14	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	154,781	0.14		0.82		0.06
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	186,481	0.22		0.86		0.06
Year ended 02/29/12	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	225,693	0.19		0.84		0.03
Class B
Six months ended 08/31/16	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.00	11,273	0.42	(c)	1.48	(c)	0.01	(c)
Year ended 02/29/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.06	15,695	0.23		1.60		0.05
Year ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.06	21,540	0.14		1.61		0.06
Year ended 02/28/14	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	34,544	0.14		1.57		0.06
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	50,582	0.22		1.61		0.06
Year ended 02/29/12	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	67,348	0.19		1.59		0.03
Class BX
Six months ended 08/31/16	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.00	1,107	0.42	(c)	1.48	(c)	0.01	(c)
Year ended 02/29/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.06	1,803	0.23		1.60		0.05
Year ended 02/28/15	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	4,050	0.14		1.61		0.06
Year ended 02/28/14	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	7,206	0.14		1.57		0.06
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	13,166	0.22		1.61		0.06
Year ended 02/29/12	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	22,778	0.19		1.59		0.03
Class C
Six months ended 08/31/16	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.00	88,711	0.42	(c)	1.48	(c)	0.01	(c)
Year ended 02/29/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.06	90,970	0.23		1.60		0.05
Year ended 02/28/15	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	72,271	0.14		1.61		0.06
Year ended 02/28/14	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	82,855	0.14		1.57		0.06
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	78,866	0.22		1.61		0.06
Year ended 02/29/12	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	84,040	0.19		1.59		0.03
Class CX
Six months ended 08/31/16	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.00	5,744	0.42	(c)	1.48	(c)	0.01	(c)
Year ended 02/29/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.06	6,509	0.23		1.60		0.05
Year ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.06	7,481	0.14		1.61		0.06
Year ended 02/28/14	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	9,630	0.14		1.57		0.06
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	12,256	0.22		1.61		0.06
Year ended 02/29/12	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	16,163	0.19		1.59		0.03
Class R
Six months ended 08/31/16	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.00	35,962	0.42	(c)	0.98	(c)	0.01	(c)
Year ended 02/29/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.06	38,241	0.23		1.10		0.05
Year ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.06	41,079	0.14		1.11		0.06
Year ended 02/28/14	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	44,459	0.14		1.07		0.06
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	46,652	0.22		1.11		0.06
Year ended 02/29/12	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	46,509	0.19		1.09		0.03
Class Y
Six months ended 08/31/16	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.00	23,612	0.42	(c)	0.58	(c)	0.01	(c)
Year ended 02/29/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.06	22,602	0.23		0.70		0.05
Year ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.06	14,790	0.14		0.71		0.06
Year ended 02/28/14	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	13,675	0.14		0.67		0.06
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	12,567	0.22		0.71		0.06
Year ended 02/29/12	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	12,675	0.19		0.69		0.03
Investor Class
Six months ended 08/31/16	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.00	135,426	0.42	(c)	0.58	(c)	0.01	(c)
Year ended 02/29/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.06	152,042	0.23		0.70		0.05
Year ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.06	146,621	0.14		0.71		0.06
Year ended 02/28/14	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.06	161,996	0.14		0.67		0.06
Year ended 02/28/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	172,889	0.22		0.71		0.06
Year ended 02/29/12	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.03	192,854	0.19		0.69		0.03

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Ratios are annualized and based on average daily net assets (000’s) of $775,762, $114,759, $13,358, $1,433, $89,362, $6,106, $36,342, $24,266 and $144,968 for Invesco Cash Reserve Shares, Class AX, Class B, Class BX, Class C, Class CX, Class R, Class Y and Investor Class shares, respectively.

14                         Invesco Government Money Market Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2016 through August 31, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/16)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/16)	Expenses Paid During Period[2]
Invesco Cash Reserve Shares	$1,000.00	$1,000.00	$2.12	$1,023.09	$2.14	0.42%
AX	1,000.00	1,000.00	2.12	1,023.09	2.14	0.42
B	1,000.00	1,000.00	2.12	1,023.09	2.14	0.42
BX	1,000.00	1,000.00	2.12	1,023.09	2.14	0.42
C	1,000.00	1,000.00	2.12	1,023.09	2.14	0.42
CX	1,000.00	1,000.00	2.12	1,023.09	2.14	0.42
R	1,000.00	1,000.00	2.12	1,023.09	2.14	0.42
Y	1,000.00	1,000.00	2.12	1,023.09	2.14	0.42
Investor	1,000.00	1,000.00	2.12	1,023.09	2.14	0.42

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2016 through August 31, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

15                         Invesco Government Money Market Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Government Money Market Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 7-8, 2016, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2016.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 8, 2016, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Money Market Funds Index. The Board noted that performance of Cash Reserve shares of the Fund was in the first quintile of its performance universe for the one, three, and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Cash Reserve shares of the Fund was above the performance of the Index for the one, three, and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

16                         Invesco Government Money Market Fund

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Cash Reserve shares of the Fund at the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2015. The Board noted that the Fund’s rate was above the rate of two mutual funds.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The

Board received information from Invesco Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that in the current low yield environment Invesco Advisers and its subsidiaries did not make a profit from managing the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

17                         Invesco Government Money Market Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 033-39519                                          GMKT-SAR-1                 Invesco Distributors, Inc.

Semiannual Report to Shareholders	August 31, 2016

Invesco High Yield Fund Nasdaq: A: AMHYX ¡ B: AHYBX ¡ C: AHYCX ¡ Y: AHHYX ¡ Investor: HYINX R5: AHIYX ¡ R6: HYIFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
15	Financial Statements
17	Notes to Financial Statements
28	Financial Highlights
29	Fund Expenses
30	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/29/16 to 8/31/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	11.67%
Class B Shares	11.24
Class C Shares	11.29
Class Y Shares	12.05
Investor Class Shares	11.95
Class R5 Shares	11.88
Class R6 Shares	12.19
Bloomberg Barclays U.S. Aggregate Index▼ (Broad Market Index)	3.68
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Cap Index▼ (Style-Specific Index)	15.56
Lipper High Current Yield Bond Funds Index¡ (Peer Group Index)	13.53

Source(s): ▼FactSet Research Systems Inc.; ¡Lipper Inc.

The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

The Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Cap Index is an unmanaged index considered representative of the US high-yield, fixed-rate corporate bond market. Index weights for each issuer are capped at 2%.

The Lipper High Current Yield Bond Funds Index is an unmanaged index considered representative of high-yield bond funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your
Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                Invesco High Yield Fund

Average Annual Total Returns

As of 8/31/16, including maximum applicable sales charges

Class A Shares
Inception (7/11/78)	7.56%
10 Years	6.39
5 Years	5.80
1 Year	1.50

Class B Shares
Inception (9/1/93)	4.58%
10 Years	6.21
5 Years	5.62
1 Year	0.35

Class C Shares
Inception (8/4/97)	2.94%
10 Years	6.05
5 Years	5.94
1 Year	4.09

Class Y Shares
10 Years	7.10%
5 Years	7.04
1 Year	6.40

Investor Class Shares
Inception (9/30/03)	7.30%
10 Years	6.88
5 Years	6.80
1 Year	6.18

Class R5 Shares
Inception (4/30/04)	7.21%
10 Years	7.21
5 Years	7.05
1 Year	6.25

Class R6 Shares
10 Years	7.03%
5 Years	7.11
1 Year	6.60

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Average Annual Total Returns

As of 6/30/16, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (7/11/78)	7.49%
10 Years	6.22
5 Years	4.14
1 Year	-4.27

Class B Shares
Inception (9/1/93)	4.44%
10 Years	6.05
5 Years	3.95
1 Year	-5.48

Class C Shares
Inception (8/4/97)	2.76%
10 Years	5.88
5 Years	4.27
1 Year	-1.74

Class Y Shares
10 Years	6.93%
5 Years	5.42
1 Year	0.25

Investor Class Shares
Inception (9/30/03)	7.06%
10 Years	6.70
5 Years	5.07
1 Year	-0.22

Class R5 Shares
Inception (4/30/04)	6.97%
10 Years	7.04
5 Years	5.36
1 Year	0.31

Class R6 Shares
10 Years	6.86%
5 Years	5.41
1 Year	0.41

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares was 1.03%, 1.78%, 1.78%, 0.78%, 1.01%, 0.69% and 0.60%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                Invesco High Yield Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                Invesco High Yield Fund

Schedule of Investments(a)

August 31, 2016

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds and Notes–91.18%
Advertising–0.16%
Lamar Media Corp., Sr. Unsec. Gtd. Notes, 5.75%, 02/01/2026(b)	$2,097,000	$2,270,003

Aerospace & Defense–2.67%
Bombardier Inc. (Canada), Sr. Unsec. Notes, 6.00%, 10/15/2022(b)	2,616,000	2,475,390
7.75%, 03/15/2020(b)	4,119,000	4,386,735
DigitalGlobe Inc., Sr. Unsec. Gtd. Notes, 5.25%, 02/01/2021(b)	2,828,000	2,842,140
KLX Inc., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2022(b)	6,339,000	6,679,721
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(b)	5,820,000	6,009,150
Orbital ATK Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 10/01/2023	3,442,000	3,639,915
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 05/15/2025	8,910,000	9,244,125
Sr. Unsec. Sub. Gtd. Notes,
6.38%, 06/15/2026(b)	2,264,000	2,331,920
		37,609,096

Agricultural & Farm Machinery–0.43%
Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/2020	6,487,000	6,130,215

Air Freight & Logistics–0.04%
XPO Logistics Inc., Sr. Unsec. Gtd. Notes, 6.13%, 09/01/2023(b)	536,000	553,420

Airlines–0.48%
Air Canada (Canada), Sr. Unsec. Gtd. Notes, 7.75%, 04/15/2021(b)	6,320,000	6,699,200

Alternative Carriers–1.11%
EarthLink Holdings Corp., Sr. Sec. Gtd. First Lien Global Notes, 7.38%, 06/01/2020	4,925,000	5,177,406
Level 3 Financing, Inc.,
Sr. Unsec. Gtd. Global Notes,
5.38%, 05/01/2025	1,470,000	1,550,850
Sr. Unsec. Gtd. Notes,
5.25%, 03/15/2026(b)	8,582,000	8,946,735
		15,674,991

Apparel Retail–0.99%
Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(b)	5,204,000	5,503,230
Men’s Wearhouse, Inc. (The), Sr. Unsec. Gtd. Global Notes, 7.00%, 07/01/2022	9,543,000	8,505,199
		14,008,429

	Principal Amount	Value
Asset Management & Custody Banks–0.73%
Prime Security Services Borrower, LLC/Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(b)	$9,388,000	$10,279,860

Auto Parts & Equipment–0.31%
Dana Inc.,
Sr. Unsec. Notes,
5.38%, 09/15/2021	2,017,000	2,107,765
5.50%, 12/15/2024	2,155,000	2,219,650
		4,327,415

Broadcasting–2.82%
Clear Channel Worldwide Holdings, Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/2022	3,641,000	3,832,152
Sr. Unsec. Gtd. Sub. Global Notes,
7.63%, 03/15/2020	3,389,000	3,431,363
iHeartCommunications, Inc., Sr. Sec. Gtd. First Lien Global Notes, 9.00%, 12/15/2019	6,931,000	5,614,110
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	4,048,000	4,392,080
Nexstar Escrow Corp., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(b)	3,433,000	3,523,116
Sinclair Television Group Inc.,
Sr. Unsec. Gtd. Notes,
5.63%, 08/01/2024(b)	3,228,000	3,381,330
Sr. Unsec. Notes,
5.88%, 03/15/2026(b)	2,580,000	2,747,700
Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes, 5.38%, 07/15/2026(b)	4,574,000	4,728,372
TEGNA, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 09/15/2024(b)	3,245,000	3,447,813
Tribune Media Co., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/2022	4,508,000	4,648,875
		39,746,911

Building Products–1.53%
Allegion PLC, Sr. Unsec. Gtd. Notes, 5.88%, 09/15/2023	3,665,000	3,962,781
Builders FirstSource, Inc.,
Sr. Sec. Gtd. Notes, 5.63%, 09/01/2024(b)	876,000	894,615
Sr. Unsec. Gtd. Notes, 10.75%, 08/15/2023(b)	3,531,000	4,034,167
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/2021	8,594,000	8,937,760
HD Supply, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 04/15/2024(b)	1,455,000	1,558,669
Norbord Inc. (Canada), Sr. Sec. Gtd. First Lien Notes, 6.25%, 04/15/2023(b)	2,075,000	2,222,844
		21,610,836

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco High Yield Fund

	Principal Amount	Value
Cable & Satellite–7.56%
AMC Networks Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 04/01/2024	$3,945,000	$4,053,488
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Notes, 5.75%, 02/15/2026(b)	17,082,000	18,363,150
CSC Holdings LLC, Sr. Unsec. Global Notes, 6.75%, 11/15/2021	4,160,000	4,477,200
Sr. Unsec. Gtd. Notes, 6.63%, 10/15/2025(b)	1,585,000	1,729,631
Sr. Unsec. Notes, 10.13%, 01/15/2023(b)	7,000,000	8,006,250
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 11/15/2024	13,544,000	13,425,490
Hughes Satellite Systems Corp., Sr. Sec. Gtd. First Lien Notes 5.25%, 08/01/2026(b)	1,327,000	1,325,341
Sr. Unsec. Gtd. Global Notes 7.63%, 06/15/2021	4,923,000	5,279,917
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/2020	4,463,000	3,492,298
Mediacom Broadband LLC/Corp., Sr. Unsec. Global Notes, 6.38%, 04/01/2023	1,591,000	1,686,460
SFR Group S.A. (France), Sr. Sec. Gtd. First Lien Bonds, 6.00%, 05/15/2022(b)	11,490,000	11,691,075
Sr. Sec. Gtd. First Lien Notes, 7.38%, 05/01/2026(b)	4,131,000	4,265,257
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. First Lien Bonds, 5.00%, 01/15/2025(b)	9,425,000	9,849,125
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. First Lien Bonds, 5.25%, 01/15/2026(b)	1,700,000	1,742,500
Sr. Sec. Gtd. First Lien Notes, 5.50%, 08/15/2026(b)	2,579,000	2,688,608
Sr. Unsec. Gtd. Notes 6.00%, 10/15/2024(b)	3,465,000	3,646,912
REGS, Sr. Sec. Gtd. First Lien Euro Bonds, 5.50%, 01/15/2025(b)	400,000	412,500
Sr. Unsec. Gtd. Euro Notes, 6.00%, 10/15/2024(b)	1,718,000	1,797,458
VTR Finance B.V. (Chile), Sr. Sec. First Lien Notes, 6.88%, 01/15/2024(b)	5,170,000	5,441,425
Ziggo Bond Finance B.V. (Netherlands), Sr. Unsec. Notes, 5.88%, 01/15/2025(b)	1,300,000	1,319,500
REGS, Sr. Unsec. Euro Notes, 5.88%, 01/15/2025(b)	1,900,000	1,919,000
		106,612,585

Casinos & Gaming–2.15%
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/15/2023	6,028,000	6,525,310
Sr. Unsec. Gtd. Notes, 6.38%, 04/01/2026(b)	1,922,000	2,066,150

	Principal Amount	Value
Casinos & Gaming–(continued)
MGM Growth Properties Operating Partnership LP/ MGP Finance Co-Issuer, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 05/01/2024(b)	$1,916,000	$2,083,650
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/2021	2,942,000	3,317,105
Sr. Unsec. Gtd. Notes, 4.63%, 09/01/2026	3,129,000	3,117,266
6.00%, 03/15/2023	1,900,000	2,068,625
7.75%, 03/15/2022	2,495,000	2,916,031
Mohegan Tribal Gaming Authority, Sr. Unsec. Gtd. Global Notes, 9.75%, 09/01/2021	3,819,000	4,124,520
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/15/2022	750,000	782,813
Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2025(b)	3,270,000	3,319,050
		30,320,520

Coal & Consumable Fuels–0.39%
Consolidated Energy Finance S.A. (Trinidad), Sr. Unsec. Gtd. Notes, 6.75%, 10/15/2019(b)	5,580,000	5,461,425

Commercial Printing–0.53%
Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/2022(b)	7,127,000	7,492,259

Commodity Chemicals–0.32%
Koppers Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/2019	4,429,000	4,539,725

Construction & Engineering–0.22%
AECOM, Sr. Unsec. Gtd. Global Notes, 5.75%, 10/15/2022	2,950,000	3,138,063

Construction Machinery & Heavy Trucks–2.65%
Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/2019(b)	6,424,000	6,640,810
Commercial Vehicle Group Inc., Sec. Gtd. Second Lien Global Notes, 7.88%, 04/15/2019	6,567,000	6,525,956
Meritor Inc.,
Sr. Unsec. Gtd. Notes,
6.25%, 02/15/2024	2,341,000	2,177,130
6.75%, 06/15/2021	3,309,000	3,346,226
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/2021	6,932,000	5,718,900
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/2022	10,520,000	11,072,300
5.38%, 03/01/2025	1,816,000	1,915,880
		37,397,202

Construction Materials–1.06%
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/2019(b)	5,505,000	4,982,025

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco High Yield Fund

	Principal Amount	Value
Construction Materials–(continued)
Standard Industries Inc., Sr. Unsec. Notes, 5.38%, 11/15/2024(b)	$6,620,000	$7,050,300
6.00%, 10/15/2025(b)	2,591,000	2,850,100
		14,882,425

Consumer Finance–1.53%
Ally Financial Inc., Sr. Unsec. Global Notes, 4.63%, 03/30/2025	1,184,000	1,223,960
5.13%, 09/30/2024	18,715,000	20,282,381
		21,506,341

Data Processing & Outsourced Services–1.21%
First Data Corp., Sr. Sec. Gtd. First Lien Notes, 5.00%, 01/15/2024(b)	3,178,000	3,253,477
Sr. Unsec. Gtd. Notes,
7.00%, 12/01/2023(b)	13,200,000	13,876,500
		17,129,977

Diversified Banks–1.02%
Dresdner Funding Trust I (Germany), REGS, Jr. Unsec. Sub. Euro Notes, 8.15%, 06/30/2031(b)	3,020,000	3,608,900
Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Global Bonds, 5.13%, 05/28/2024	3,270,000	3,318,733
6.13%, 12/15/2022	6,950,000	7,444,815
		14,372,448

Diversified Chemicals–0.86%
Chemours Co. (The), Sr. Unsec. Gtd. Global Notes, 6.63%, 05/15/2023	12,183,000	11,817,510
7.00%, 05/15/2025	325,000	315,250
		12,132,760

Diversified Metals & Mining–2.82%
FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Sec. Gtd. Notes 9.75%, 03/01/2022(b)	2,970,000	3,445,200
Sr. Unsec. Gtd. Notes,
6.88%, 04/01/2022(b)	6,322,000	6,574,880
Freeport-McMoRan Inc., Sr. Unsec. Gtd. Global Notes, 3.55%, 03/01/2022	6,001,000	5,250,875
Lundin Mining Corp. (Canada), Sr. Sec. Gtd. First Lien Notes, 7.50%, 11/01/2020(b)	497,000	527,441
7.88%, 11/01/2022(b)	6,121,000	6,595,378
Teck Resources Ltd. (Canada), Sr. Unsec. Gtd. Global Notes, 4.75%, 01/15/2022	6,316,000	5,889,670
Sr. Unsec. Gtd. Notes,
4.50%, 01/15/2021	7,702,000	7,355,410
8.50%, 06/01/2024(b)	3,670,000	4,119,575
		39,758,429

Electrical Components & Equipment–0.99%
EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/2023(b)	7,359,000	7,414,192

	Principal Amount	Value
Electrical Components & Equipment–(continued)
Sensata Technologies B.V., Sr. Unsec. Gtd. Notes, 4.88%, 10/15/2023(b)	$2,715,000	$2,823,600
5.00%, 10/01/2025(b)	3,610,000	3,740,863
		13,978,655

Environmental & Facilities Services–0.66%
Advanced Disposal Services, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/2020	8,844,000	9,319,365

Food Distributors–0.40%
US Foods, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 06/15/2024(b)	5,358,000	5,625,900

Food Retail–0.44%
1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 6.00%, 04/01/2022(b)	5,909,000	6,197,064

Forest Products–0.00%
Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/2017(b)(c)(d)	515,000	2,575

Gas Utilities–1.60%
AmeriGas Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 05/20/2022	827,000	883,856
AmeriGas Partners, L.P./AmeriGas Finance Corp., Sr. Unsec. Global Notes, 5.63%, 05/20/2024	3,141,000	3,376,575
5.88%, 08/20/2026	2,267,000	2,442,693
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/2021	6,131,000	5,793,795
Sr. Unsec. Gtd. Global Notes,
6.75%, 06/15/2023	2,344,000	2,127,180
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	7,855,000	7,972,825
		22,596,924

General Merchandise Stores–0.31%
Dollar Tree, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 03/01/2023	4,029,000	4,351,320

Health Care Facilities–4.95%
Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/2023	2,000	2,045
6.50%, 03/01/2024	3,903,000	4,117,665
Community Health Systems, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2022	5,330,552	4,451,011
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/2021	1,911,000	2,080,601

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco High Yield Fund

	Principal Amount	Value
Health Care Facilities–(continued)
HCA, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.88%, 03/15/2022	$5,379,000	$5,926,986
Sr. Sec. Gtd. First Lien Notes,
5.25%, 04/15/2025	5,995,000	6,440,878
Sr. Unsec. Gtd. Global Notes,
7.50%, 02/15/2022	5,063,000	5,784,477
Sr. Unsec. Gtd. Notes,
5.38%, 02/01/2025	3,380,000	3,498,300
5.88%, 02/15/2026	2,780,000	2,946,800
HealthSouth Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/15/2025	3,533,000	3,714,066
LifePoint Health, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 05/01/2024(b)	3,379,000	3,484,594
5.88%, 12/01/2023	1,049,000	1,106,695
RegionalCare Hospital Partners Holdings Inc., Sr. Sec. Gtd. First Lien Notes, 8.25%, 05/01/2023(b)	2,294,000	2,345,615
Surgical Care Affiliates, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/2023(b)	8,276,000	8,710,490
Tenet Healthcare Corp., Sr. Unsec. Global Notes, 6.75%, 06/15/2023	6,335,000	6,057,844
8.00%, 08/01/2020	3,129,000	3,187,669
8.13%, 04/01/2022	4,423,000	4,489,345
Universal Health Services, Inc, Sr. Sec. Gtd. First Lien Notes, 5.00%, 06/01/2026(b)	1,378,000	1,431,397
		69,776,478

Health Care Services–1.48%
DaVita HealthCare Partners Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2025	6,926,000	7,038,547
MEDNAX, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2023(b)	6,337,000	6,669,693
MPH Acquisition Holdings LLC, Sr. Unsec. Notes, 7.13%, 06/01/2024(b)	6,615,000	7,144,200
		20,852,440

Home Improvement Retail–0.48%
Hillman Group Inc. (The), Sr. Unsec. Gtd. Notes, 6.38%, 07/15/2022(b)	7,221,000	6,751,635

Homebuilding–2.57%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/2021(b)	8,577,000	8,233,920
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/2021	7,709,000	7,497,002
CalAtlantic Group Inc., Sr. Unsec. Gtd. Notes, 5.38%, 10/01/2022	5,385,000	5,654,250
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. First Lien Notes, 7.25%, 10/15/2020(b)	2,798,000	2,528,693
KB Home, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/2022	1,480,000	1,594,700

	Principal Amount	Value
Homebuilding–(continued)
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 06/01/2025	$2,967,000	$3,159,855
7.15%, 04/15/2020	2,583,000	2,863,901
Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(b)	4,499,000	4,729,574
		36,261,895

Household Products–1.64%
Reynolds Group Issuer Inc./LLC (New Zealand), Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/2020	4,763,000	4,923,751
Sr. Sec. Gtd. First Lien Notes, 5.13%, 07/15/2023(b)	1,610,000	1,682,450
Sr. Unsec. Gtd. Global Notes, 8.25%, 02/15/2021	5,401,000	5,657,547
9.88%, 08/15/2019	787,000	812,578
Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	496,000	533,200
Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	3,130,000	3,396,050
Springs Industries, Inc., Sr. Sec. Global Notes, 6.25%, 06/01/2021	5,941,000	6,148,935
		23,154,511

Independent Power Producers & Energy Traders–2.04%
AES Corp. (The), Sr. Unsec. Notes, 5.50%, 04/15/2025	10,633,000	11,005,155
6.00%, 05/15/2026	399,000	422,940
Calpine Corp., Sr. Unsec. Global Notes, 5.38%, 01/15/2023	7,092,000	7,127,460
5.50%, 02/01/2024	3,389,000	3,389,000
NRG Energy, Inc., Sr. Unsec. Gtd. Notes, 6.63%, 01/15/2027(b)	5,242,000	5,255,105
Red Oak Power LLC, Series A, Sr. Sec. First Lien Ltd. Bonds, 8.54%, 11/30/2019	1,526,507	1,530,324
		28,729,984

Industrial Machinery–0.30%
Optimas OE Solutions Holding, LLC/Optimas OE Solutions, Inc., Sr. Sec. Notes, 8.63%, 06/01/2021(b)	4,308,000	3,371,010
Shape Technologies Group, Inc., Sr. Sec. Gtd. Notes, 7.63%, 02/01/2020(b)	847,000	862,881
		4,233,891

Integrated Oil & Gas–0.13%
California Resources Corp., Sec. Gtd. Second Lien Notes, 8.00%, 12/15/2022(b)	2,708,000	1,841,440

Integrated Telecommunication Services–2.29%
CenturyLink, Inc., Series Y, Sr. Unsec. Global Notes, 7.50%, 04/01/2024	7,961,000	8,677,490

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco High Yield Fund

	Principal Amount	Value
Integrated Telecommunication Services–(continued)
Cequel Communications Holdings I, LLC/ Capital Corp., Sr. Sec. First Lien Notes, 7.75%, 07/15/2025(b)	$400,000	$439,500
Communications Sales & Leasing, Inc./CSL Capital LLC, Sr. Sec. Gtd. First Lien Notes, 6.00%, 04/15/2023(b)	543,000	571,508
Frontier Communications Corp., Sr. Unsec. Global Notes, 7.88%, 01/15/2027	1,351,000	1,229,410
8.88%, 09/15/2020	2,226,000	2,431,905
10.50%, 09/15/2022	2,255,000	2,474,862
11.00%, 09/15/2025	6,108,000	6,611,910
GCI, Inc., Sr. Unsec. Global Notes, 6.88%, 04/15/2025	2,283,000	2,374,320
Telecom Italia S.p.A. (Italy), Sr. Unsec. Notes, 5.30%, 05/30/2024(b)	7,253,000	7,461,524
		32,272,429

Internet Software & Services–1.24%
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/2022	6,731,000	7,193,756
Equinix, Inc., Sr. Unsec. Notes, 5.88%, 01/15/2026	5,877,000	6,420,623
Match Group, Inc., Sr. Unsec. Global Notes, 6.38%, 06/01/2024	3,490,000	3,812,825
		17,427,204

Leisure Facilities–0.07%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 06/01/2024	980,000	1,043,700

Leisure Products–0.49%
Vista Outdoor Inc., Sr. Unsec. Gtd. Notes, 5.88%, 10/01/2023(b)	6,550,000	6,910,250

Managed Health Care–0.15%
Centene Corp., Sr. Unsec. Notes, 4.75%, 05/15/2022	1,989,000	2,076,019

Marine–0.57%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. First Lien Mortgage Notes, 8.13%, 11/15/2021(b)	10,419,000	8,048,678

Metal & Glass Containers–0.77%
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc (Ireland), Sr. Unsec. Gtd. Notes, 7.25%, 05/15/2024(b)	2,565,000	2,744,550
Berry Plastics Corp., Sec. Gtd. Second Lien Global Notes, 6.00%, 10/15/2022	1,484,000	1,586,025
Sec. Gtd. Second Lien Notes, 5.50%, 05/15/2022	3,246,000	3,388,013

	Principal Amount	Value
Metal & Glass Containers–(continued)
Coveris Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.88%, 11/01/2019(b)	$3,048,000	$3,124,200
		10,842,788

Movies & Entertainment–0.24%
Pinnacle Entertainment, Inc., Sr. Unsec. Bonds, 5.63%, 05/01/2024(b)	3,383,000	3,454,889

Oil & Gas Drilling–0.17%
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 5.25%, 11/15/2024	2,801,000	2,356,341

Oil & Gas Equipment & Services–0.16%
SESI, L.L.C., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/2021	2,358,000	2,310,840

Oil & Gas Exploration & Production–7.79%
Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 11/01/2021	4,975,000	5,012,312
5.63%, 06/01/2023	269,000	272,363
6.00%, 12/01/2020	5,509,000	5,667,384
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 10/01/2022	7,259,000	7,540,286
5.50%, 04/01/2023	11,093,000	11,508,987
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/2022	2,492,000	2,420,355
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/2022	2,936,000	2,025,840
Diamondback Energy, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 10/01/2021	3,083,000	3,275,687
Murphy Oil Corp., Sr. Unsec. Global Notes, 6.88%, 08/15/2024	1,052,000	1,101,970
Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/2024	10,308,000	10,643,010
Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/2023	4,932,000	4,574,430
Sr. Unsec. Gtd. Notes, 6.50%, 11/01/2021	1,339,000	1,246,944
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Gtd. Notes, 6.25%, 06/01/2024(b)	499,000	517,713
7.50%, 02/15/2022(b)	5,333,000	5,646,314
PDC Energy, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/2022	2,497,000	2,628,093
QEP Resources, Inc., Sr. Unsec. Notes, 6.88%, 03/01/2021	2,206,000	2,316,300
Range Resources Corp., Sr. Unsec. Gtd. Sub. Global Notes, 5.00%, 03/15/2023	7,911,000	7,851,667
Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/2022	2,235,000	2,218,238

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco High Yield Fund

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Rice Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 05/01/2022	$1,834,000	$1,902,775
RSP Permian, Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/01/2022	10,739,000	11,208,831
SM Energy Co., Sr. Unsec. Global Notes, 6.13%, 11/15/2022	1,353,000	1,319,175
6.50%, 01/01/2023	2,313,000	2,255,175
Southwestern Energy Co., Sr. Unsec. Global Notes, 4.10%, 03/15/2022	4,332,000	3,985,440
Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	4,434,000	3,913,005
WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/2022	8,969,000	8,744,775
		109,797,069

Oil & Gas Storage & Transportation–4.09%
Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	2,063,000	2,124,890
MPLX LP, Sr. Unsec. Gtd. Notes, 4.88%, 06/01/2025(b)	2,641,000	2,710,326
5.50%, 02/15/2023(b)	3,955,000	4,123,088
Holly Energy Partners L.P./Holly Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 08/01/2024(b)	5,556,000	5,736,570
Sabine Pass Liquefaction, LLC,
Sr. Sec. First Lien Global Notes, 5.63%, 04/15/2023	4,010,000	4,230,550
5.63%, 03/01/2025	8,515,000	9,047,187
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
Sr. Unsec. Gtd. Global Bonds, 5.25%, 05/01/2023	3,027,000	3,072,405
Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2021	7,160,000	7,410,600
Teekay Corp. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/2020	2,460,000	2,109,450
Tesoro Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 04/01/2024	1,856,000	1,909,360
Sr. Unsec. Gtd. Notes, 5.38%, 10/01/2022	790,000	821,600
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.13%, 10/15/2021	2,175,000	2,283,750
6.25%, 10/15/2022	629,000	668,313
6.38%, 05/01/2024	7,929,000	8,503,852
Willams Cos. Inc. (The), Sr. Unsec. Global Notes, 4.55%, 06/24/2024	430,000	441,825
Williams Partners L.P., Sr. Unsec. Notes, 4.00%, 11/15/2021	2,473,000	2,542,850
		57,736,616

Other Diversified Financial Services–0.24%
Lincoln Finance Ltd. (Netherlands), Sr. Sec. Gtd. Notes, 7.38%, 04/15/2021(b)	3,177,000	3,424,784

	Principal Amount	Value
Packaged Foods & Meats–1.84%
FAGE International S.A./FAGE USA Dairy Industry, Inc. (Luxembourg),
Sr. Unsec. Gtd. Notes,
5.63%, 08/15/2026(b)	$200,000	$207,500
9.88%, 02/01/2020(b)	6,093,000	6,252,941
JBS Investments GmbH (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 04/03/2024(b)	2,595,000	2,760,431
REGS, Sr. Unsec. Gtd. Euro Notes, 7.25%, 04/03/2024(b)	2,145,000	2,281,208
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 01/15/2024(b)	1,857,000	2,007,881
Smithfield Foods Inc., Sr. Unsec. Notes, 6.63%, 08/15/2022	4,204,000	4,466,750
TreeHouse Foods, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2024(b)	7,251,000	7,939,845
		25,916,556

Paper Packaging–0.19%
Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.88%, 11/15/2022	2,605,000	2,735,250

Paper Products–0.48%
Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 4.50%, 02/01/2023	3,644,000	3,648,555
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/2020	2,999,000	3,051,483
		6,700,038

Pharmaceuticals–1.74%
Concordia International Corp. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 04/15/2023(b)	4,605,000	3,580,387
9.50%, 10/21/2022(b)	2,135,000	1,772,050
REGS, Sr. Unsec. Gtd. Euro Notes, 7.00%, 04/15/2023(b)	2,405,000	1,875,900
Endo Finance LLC/ Endo Ltd./Endo Finco Inc., Sr. Unsec. Gtd. Notes, 6.00%, 07/15/2023(b)	2,215,000	2,021,188
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, Sr. Unsec. Gtd. Notes, 5.63%, 10/15/2023(b)	1,735,000	1,750,181
Quintiles Transnational Corp., Sr. Unsec. Gtd. Notes, 4.88%, 05/15/2023(b)	1,353,000	1,413,885
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2023(b)	3,692,000	3,230,500
5.63%, 12/01/2021(b)	4,861,000	4,399,205
5.88%, 05/15/2023(b)	2,027,000	1,788,828
REGS, Sr. Unsec. Gtd. Euro Notes, 6.13%, 04/15/2025(b)	3,030,000	2,670,187
		24,502,311

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco High Yield Fund

	Principal Amount	Value
Restaurants–0.28%
Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Global Notes, 8.00%, 05/01/2022	$3,632,000	$3,967,960

Semiconductors–0.84%
Micron Technology, Inc., Sr. Unsec. Notes, 5.25%, 08/01/2023(b)	9,001,000	8,775,975
5.25%, 01/15/2024(b)	3,188,000	3,068,450
		11,844,425

Specialized Consumer Services–0.64%
ServiceMaster Co., LLC (The), Sr. Unsec. Notes, 7.45%, 08/15/2027	8,454,000	9,014,078

Specialized Finance–3.02%
AerCap Global Aviation Trust (Netherlands), Jr. Unsec. Gtd. Sub. Notes, 6.50%, 06/15/2045(b)(e)	5,146,000	5,313,245
Aircastle Ltd., Sr. Unsec. Notes, 5.00%, 04/01/2023	5,568,000	5,943,840
5.50%, 02/15/2022	5,535,000	6,053,906
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/2022	11,775,000	12,510,938
Fly Leasing Ltd. (Ireland), Sr. Unsec. Global Notes, 6.75%, 12/15/2020	6,147,000	6,300,675
MSCI Inc., Sr. Unsec. Gtd. Notes, 5.25%, 11/15/2024(b)	6,092,000	6,487,980
		42,610,584

Specialized REIT’s–0.31%
GLP Capital LP/GLP Financing II Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2026	4,006,000	4,396,585

Specialty Chemicals–1.68%
Ashland Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 08/15/2022	75,000	78,750
Axalta Coating Systems Ltd., Sr. Unsec. Gtd. Notes, 4.88%, 08/15/2024(b)	1,908,000	1,986,705
GCP Applied Technologies Inc., Sr. Unsec. Gtd. Notes, 9.50%, 02/01/2023(b)	4,490,000	5,163,500
Kraton Polymers LLC/Kraton Polymers Capital Corp., Sr. Unsec. Gtd. Notes, 10.50%, 04/15/2023(b)	6,999,000	7,803,885
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/2023	3,908,000	4,103,400
PQ Corp., Sr. Sec. Gtd. First Lien Notes, 6.75%, 11/15/2022(b)	3,446,000	3,674,297
Valvoline Inc., Sr. Unsec. Gtd. Notes, 5.50%, 07/15/2024(b)	854,000	896,700
		23,707,237

Steel–1.31%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 6.13%, 06/01/2025	5,661,000	6,156,337
Sr. Unsec. Global Notes,
8.00%, 10/15/2039	1,567,000	1,676,690

	Principal Amount	Value
Steel–(continued)
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 10/01/2024	$1,433,000	$1,526,145
United States Steel Corp., Sr. Sec. First Lien Notes, 8.38%, 07/01/2021(b)	5,007,000	5,457,630
Sr. Unsec. Global Notes,
7.50%, 03/15/2022	3,272,000	3,190,200
Sr. Unsec. Notes,
6.88%, 04/01/2021	442,000	438,685
		18,445,687

Technology Hardware, Storage & Peripherals–1.56%
CommScope Technologies Finance LLC, Sr. Unsec. Notes, 6.00%, 06/15/2025(b)	6,601,000	7,013,563
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/15/2024(b)	3,278,000	3,564,825
Sr. Unsec. Notes,
5.88%, 06/15/2021(b)	3,058,000	3,233,835
Western Digital Corp., Sr. Sec. Gtd. First Lien Notes, 7.38%, 04/01/2023(b)	7,585,000	8,236,836
		22,049,059

Trading Companies & Distributors–1.03%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Notes, 5.13%, 06/01/2022(b)	3,257,000	3,322,140
6.38%, 04/01/2024(b)	5,303,000	5,607,922
United Rentals North America Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2025	684,000	708,795
Sr. Unsec. Gtd. Notes,
6.13%, 06/15/2023	4,615,000	4,874,594
		14,513,451

Trucking–0.44%
OPE KAG Finance Sub Inc., Sr. Unsec. Notes, 7.88%, 07/31/2023(b)	6,487,000	6,195,085

Wireless Telecommunication Services–5.97%
Altice Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 05/15/2022(b)	13,029,000	13,875,885
REGS, Sr. Unsec. Gtd. Euro Notes,
7.75%, 05/15/2022(b)	420,000	448,613
Digicel Group Ltd. (Jamaica), Sr. Unsec. Notes, 8.25%, 09/30/2020(b)	3,525,000	3,198,938
Digicel Ltd. (Jamaica), Sr. Unsec. Gtd. Notes, 6.75%, 03/01/2023(b)	5,200,000	4,784,000
SBA Communications Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 07/15/2022	7,921,000	8,168,531
Sr. Unsec. Gtd. Notes,
4.88%, 09/01/2024(b)	3,608,000	3,689,180
Sprint Communications Inc., Sr. Unsec. Gtd. Notes, 9.00%, 11/15/2018(b)	4,925,000	5,442,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco High Yield Fund

	Principal Amount		Value
Wireless Telecommunication Services–(continued)
Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 09/15/2021		$6,581,000	$6,564,547
7.88%, 09/15/2023		3,500,000	3,412,500
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.50%, 01/15/2026		4,842,000	5,344,357
6.84%, 04/28/2023		543,000	589,155
Sr. Unsec. Gtd. Global Notes,
6.38%, 03/01/2025		8,707,000	9,425,327
6.63%, 04/01/2023		8,318,000	8,941,850
Sr. Unsec. Gtd. Notes,
6.00%, 04/15/2024		1,372,000	1,474,900
Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Second Lien Notes, 7.38%, 04/23/2021(b)		4,905,000	5,088,938
Sr. Sec. Gtd. First Lien Notes,
4.75%, 07/15/2020(b)		1,150,000	1,173,000
REGS, Sr. Sec. Gtd. First Lien Euro Notes, 6.50%, 04/30/2020(b)		2,400,000	2,524,512
			84,146,358
Total U.S. Dollar Denominated Bonds and Notes (Cost $1,272,442,869)			1,285,774,883

Non-U.S. Dollar Denominated Bonds & Notes–2.54%(f)
Cable & Satellite–0.32%
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. First Lien Notes, 4.88%, 01/15/2027(b)	GBP	1,200,000	1,656,539
REGS, Sr. Sec. Gtd. First Lien Medium-Term Euro Notes, 5.13%, 01/15/2025(b)	GBP	2,050,000	2,883,086
			4,539,625

Casinos & Gaming–0.13%
Gala Electric Casinos PLC (United Kingdom), REGS, Sec. Gtd. Second Lien Euro Notes, 11.50%, 06/01/2019(b)	GBP	1,368,182	1,863,427

Diversified Support Services–0.15%
AA Bond Co. Ltd. (United Kingdom), Sec. Ltd. Second Lien Notes, 5.50%, 07/31/2022(b)	GBP	1,500,000	2,031,279

Health Care Services–0.28%
Synlab Bondco PLC (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 6.25%, 07/01/2022(b)	EUR	1,405,000	1,708,256
Synlab Unsecured Bondco PLC (United Kingdom), REGS, Sr. Unsec. Euro Bonds, 8.25%, 07/01/2023(b)	EUR	1,865,000	2,293,390
			4,001,646

	Principal Amount		Value
Hotels, Resorts & Cruise Lines–0.18%
Thomas Cook Finance PLC (United Kingdom), Sr. Unsec. Gtd. Bonds, 6.75%, 06/15/2021(b)	EUR	2,252,000	$2,581,073

Leisure Facilities–0.26%
Cirsa Funding Luxembourg S.A. (Spain), Sr. Unsec. Gtd. Bonds, 5.75%, 05/15/2021(b)	EUR	2,000,000	2,376,221
REGS, Sr. Unsec. Gtd. Euro Notes, 5.88%, 05/15/2023(b)	EUR	1,050,000	1,237,016
			3,613,237

Metal & Glass Containers–0.19%
Verallia Packaging SASU (France), Sr. Sec. Gtd. First Lien Notes, 5.13%, 08/01/2022(b)	EUR	2,250,000	2,701,759

Other Diversified Financial Services–0.67%
eircom Finance DAC (Ireland), Sr. Sec. Gtd. Bonds, 4.50%, 05/31/2022(b)	EUR	4,800,000	5,500,162
Garfunkelux Holdco 3 S.A. (Luxembourg), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 8.50%, 11/01/2022(b)	GBP	2,900,000	3,940,468
			9,440,630

Packaged Foods & Meats–0.15%
Moy Park (Bondco) PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.25%, 05/29/2021(b)	GBP	1,550,000	2,154,961

Paper Packaging–0.21%
M&G Finance Luxembourg S.A. (Luxembourg), Jr. Unsec. Gtd. Sub. Euro Notes, 5.36%(e)(g)	EUR	4,100,000	2,972,674
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $34,259,855)			35,900,311

Variable Rate Senior Loan Interests–0.17%(h)
Apparel, Accessories & Luxury Goods–0.17%
Kraton Ploymers LLC/Kraton Polymers Capital Corp., Term Loan, —%, 01/06/2022(i) (Cost $2,381,247)		2,390,000	2,395,987

U.S. Treasury Securities–0.12%(j)
0.23%, 11/17/2016		650,000	649,632
0.27%, 11/17/2016		1,010,000	1,009,427
Total U.S. Treasury Securities (Cost $1,659,092)			1,659,059

	Shares
Common Stocks & Other Equity Interests–0.08%
Broadcasting–0.00%
Adelphia Recovery Trust – Series ACC-1(k)		4,846,549	4,847
Adelphia Recovery Trust – Series Arahova(k)		2,211,702	22,117
			26,964

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco High Yield Fund

	Shares	Value
Diversified Support Services–0.00%
ACC Claims Holdings, LLC(l)	4,130,550	$20,653

Integrated Telecommunication Services–0.08%
Largo Ltd.–Class A (Luxembourg)(l)	312,510	110,851
Largo Ltd.–Class B (Luxembourg)(l)	2,812,600	997,666
Ventelo, Inc. (United Kingdom)(b)(l)	73,021	0
		1,108,517

Leisure Products–0.00%
HF Holdings, Inc.(b)(l)	36,820	0
Total Common Stocks & Other Equity Interests (Cost $22,498,529)		1,156,134

Money Market Funds–4.74%
Government & Agency Portfolio–Institutional Class, 0.29%(m)	40,125,748	40,125,748

	Shares	Value
Money Market Funds–(continued)
Treasury Portfolio–Institutional Class, 0.22%(m)	26,750,499	$26,750,499
Total Money Market Funds (Cost $66,876,247)		66,876,247

Options Purchased–0.02%
(Cost $286,800)(n)		271,480
TOTAL INVESTMENTS–98.85% (Cost $1,400,404,639)		1,394,034,101
OTHER ASSETS LESS LIABILITIES–1.15%		16,143,254
NET ASSETS–100.00%		$1,410,177,355

Investment Abbreviations:

Conv.	– Convertible
EUR	– Euro
GBP	– British Pound
Gtd.	– Guaranteed
Jr.	– Junior

REGS	– Regulation S
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco High Yield Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2016 was $597,258,472, which represented 42.35% of the Fund’s Net Assets.
(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at August 31, 2016 represented less than 1% of the Fund’s Net Assets.
(d)	Acquired as part of the Sino-Forest Corp. reorganization.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016
(f)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(g)	Perpetual bond with no specified maturity date.
(h)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act, and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interest in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(i)	This floating rate interest will settle after August 31, 2016, at which time the interest rate will be determined.
(j)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(k)	Acquired as part of the Adelphia Communications bankruptcy reorganization.
(l)	Non-income producing security.
(m)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of August 31, 2016.
(n)	The table below details options purchased. See Note 1M.

Open Over-The-Counter Swaptions Purchased–Credit Risk
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Reference Entity	Expiration Date	Implied Credit Spread(a)	Notional Value	Value
5 Year Credit Default Swap	Put	Barclays Bank PLC	103.00%	Receive	CDX North America High Yield Index, Series 26, Version 1	10/19/2016	3.93%	$40,000,000	$271,480
Total Credit Default Swaptions Purchased–Credit Risk (Cost $286,800)									$271,480

(a)	Implied credit spreads represent the current level as of August 31, 2016 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Portfolio Composition*

By credit quality, based on Total Investments

as of August 31, 2016

AAA	0.1%
BBB	1.4
BB	39.8
B	42.3
CCC	12.1
Non-Rated	4.3

*	Source: Standard and Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to the debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard and Poor’s rating methodology, please visit standardandpoors.com and select ‘Understanding Ratings’ under Rating Resources on the homepage.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco High Yield Fund

Statement of Assets and Liabilities

August 31, 2016

(Unaudited)

Assets:
Investments, at value (Cost $1,333,528,392)	$1,327,157,854
Investments in affiliated money market funds, at value and cost	66,876,247
Total investments, at value (Cost $1,400,404,639)	1,394,034,101
Receivable for:
Investments sold	5,990,042
Variation margin—centrally cleared swap agreements	43
Fund shares sold	2,352,377
Dividends and interest	23,776,988
Custody expenses reimbursed	157,811
Investment for trustee deferred compensation and retirement plans	335,249
Unrealized appreciation on forward foreign currency contracts outstanding	3,376,736
Other assets	95,906
Total assets	1,430,119,253

Liabilities:
Payable for:
Investments purchased	13,572,075
Fund shares reacquired	2,731,550
Options written, at value (premiums received $80,000)	62,804
Amount due custodian	264,381
Dividends	1,335,245
Accrued fees to affiliates	705,193
Accrued trustees’ and officers’ fees and benefits	6,447
Accrued other operating expenses	150,600
Trustee deferred compensation and retirement plans	457,118
Unrealized depreciation on forward foreign currency contracts outstanding	656,485
Total liabilities	19,941,898
Net assets applicable to shares outstanding	$1,410,177,355

Net assets consist of:
Shares of beneficial interest	$1,673,822,911
Undistributed net investment income	(9,158,056)
Undistributed net realized gain (loss)	(250,838,884)
Net unrealized appreciation (depreciation)	(3,648,616)
$1,410,177,355

Net Assets:
Class A	$815,134,528
Class B	$7,958,954
Class C	$106,880,919
Class Y	$133,388,346
Investor Class	$105,476,420
Class R5	$91,534,302
Class R6	$149,803,886

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	195,869,536
Class B	1,909,312
Class C	25,744,712
Class Y	31,946,201
Investor Class	25,322,269
Class R5	22,043,115
Class R6	36,043,713
Class A:
Net asset value per share	$4.16
Maximum offering price per share
(Net asset value of $4.16 ÷ 95.75%)	$4.34
Class B:
Net asset value and offering price per share	$4.17
Class C:
Net asset value and offering price per share	$4.15
Class Y:
Net asset value and offering price per share	$4.18
Investor Class:
Net asset value and offering price per share	$4.17
Class R5:
Net asset value and offering price per share	$4.15
Class R6:
Net asset value and offering price per share	$4.16

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco High Yield Fund

Statement of Operations

For the six months ended August 31, 2016

(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $6,842)	$41,840,394
Dividends	104,198
Dividends from affiliated money market funds	114,161
Other Income	115,516
Total investment income	42,174,269

Expenses:
Advisory fees	3,509,890
Administrative services fees	171,329
Distribution fees:
Class A	992,386
Class B	45,256
Class C	513,497
Investor Class	84,004
Transfer agent fees — A, B, C, Y and Investor	1,051,423
Transfer agent fees — R5	44,949
Transfer agent fees — R6	5,401
Trustees’ and officers’ fees and benefits	18,175
Registration and filing fees	65,799
Reports to shareholders	73,473
Professional services fees	49,473
Other	13,925
Total expenses	6,638,980
Less: Fees waived and expense offset arrangement(s)	(47,514)
Net expenses	6,591,466
Net investment income	35,582,803

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(20,626,305)
Foreign currencies	189,569
Forward foreign currency contracts	379,004
Option contracts written	611,453
Swap agreements	1,881,493
(17,564,786)
Change in net unrealized appreciation (depreciation) of:
Investment securities	128,875,066
Foreign currencies	68,953
Forward foreign currency contracts	369,584
Option contracts written	17,196
Swap agreements	(145,365)
129,185,434
Net realized and unrealized gain	111,620,648
Net increase in net assets resulting from operations	$147,203,451

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco High Yield Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2016 and the year ended February 29, 2016

(Unaudited)

	August 31, 2016	February 29, 2016
Operations:
Net investment income	$35,582,803	$76,981,847
Net realized gain (loss)	(17,564,786)	(99,967,953)
Change in net unrealized appreciation (depreciation)	129,185,434	(81,192,134)
Net increase (decrease) in net assets resulting from operations	147,203,451	(104,178,240)

Distributions to shareholders from net investment income:
Class A	(21,949,637)	(48,010,167)
Class B	(218,456)	(656,787)
Class C	(2,467,025)	(5,125,670)
Class Y	(3,372,661)	(6,591,033)
Investor Class	(2,922,895)	(6,753,575)
Class R5	(2,638,678)	(5,953,218)
Class R6	(4,176,512)	(7,670,145)
Total distributions from net investment income	(37,745,864)	(80,760,595)

Share transactions–net:
Class A	6,341,344	(147,082,024)
Class B	(2,377,840)	(6,295,638)
Class C	6,346,829	(13,263,770)
Class Y	35,513,153	(100,031,023)
Investor Class	(3,379,256)	(16,274,275)
Class R5	(2,105,026)	(5,726,542)
Class R6	13,275,392	29,975,947
Net increase (decrease) in net assets resulting from share transactions	53,614,596	(258,697,325)
Net increase (decrease) in net assets	163,072,183	(443,636,160)

Net assets:
Beginning of period	1,247,105,172	1,690,741,332
End of period (includes undistributed net investment income of $(9,158,056) and $(6,994,995), respectively)	$1,410,177,355	$1,247,105,172

Notes to Financial Statements

August 31, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco High Yield Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

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The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Variable rate senior loan interests are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and

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unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon

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exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Call Options Purchased and Written — The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

M.	Put Options Purchased and Written — The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations as Net realized gain from Investment Securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
N.

Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets,

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and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

O.	Other Risks — The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.
P.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
Q.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

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NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $200 million	0.625%
Next $300 million	0.55%
Next $500 million	0.50%
Over $1 billion	0.45%

For the six months ended August 31, 2016, the effective advisory fees incurred by the Fund was 0.52%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares to 1.50%, 2.25%, 2.25%, 1.25%, 1.50%, 1.25% and 1.25% respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2018, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2016, the Adviser waived advisory fees of $41,764.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2016, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2016, IDI advised the Fund that IDI retained $74,160 in front-end sales commissions from the sale of Class A shares and $7,537, $2,282 and $1,335 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

22                         Invesco High Yield Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$66,876,247	$1,156,134	$—	$68,032,381
U.S. Treasury Securities	—	1,659,059	—	1,659,059
Corporate Debt Securities	—	1,288,170,870	—	1,288,170,870
Foreign Debt Securities	—	35,900,311	—	35,900,311
Options Purchased	—	271,480	—	271,480
	66,876,247	1,327,157,854	—	1,394,034,101
Forward Foreign Currency Contracts*	—	2,720,251	—	2,720,251
Options Written*	—	(62,804)	—	(62,804)
Total Investments	$66,876,247	$1,329,815,301	$—	$1,396,691,548

*	Forward foreign currency contracts are valued at unrealized appreciation. Options written are shown at value.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2016:

Risk Exposure/ Derivative Type	Value
	Assets	Liabilities
Currency risk:
Forward foreign currency contracts(a)	$3,376,736	$(656,485)
Interest rate risk:
Options written(b)	—	(62,804)
Options purchased(c)	271,480	—
Total	$3,648,216	$(719,289)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the captions Unrealized appreciation on forward foreign currency contracts outstanding and Unrealized depreciation on forward foreign currency contracts outstanding.
(b)	Values are disclosed on the Statement of Assets and Liabilities under the caption Options written, at value.
(c)	Options purchased at value as reported in the Schedule of Investments.

23                         Invesco High Yield Fund

Effect of Derivative Investments for the six months ended August 31, 2016

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Forward Foreign Currency Contracts	Options Purchased(a)	Options Written	Swap Agreements
Realized Gain:
Credit Risk	$—	$350,831	$611,453	$1,881,493
Currency Risk	379,004	—	—	—
Change in Net Unrealized Appreciation (Depreciation):
Credit Risk	—	(15,320)	17,196	(145,365)
Currency Risk	369,584	—	—	—
Total	$748,588	$335,511	$628,649	$1,736,128

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the average notional value of forward foreign currency contracts, the three month average notional value of swap contracts and the two month average notional value of options purchased and options written.

	Forward Foreign Currency Contracts	Options Purchased	Options Written	Swap Agreements
Average notional value	$69,971,665	$52,000,000	$35,000,000	$45,751,983

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/09/16	Citigroup Global Markets Inc.	EUR	23,229,500	USD	26,421,686	$25,921,875	$499,811
09/09/16	Citigroup Global Markets Inc.	GBP	18,740,224	USD	27,108,578	24,614,438	2,494,140
09/09/16	Citigroup Global Markets Inc.	USD	10,819,802	GBP	76,436,207	10,686,541	(133,261)
09/09/16	Citigroup Global Markets Inc.	USD	4,831,520	EUR	4,341,000	4,844,136	12,616
09/09/16	Deutsche Bank Securities Inc.	EUR	340,500	USD	388,001	379,965	8,036
09/09/16	Deutsche Bank Securities Inc.	USD	2,198,285	EUR	1,938,740	2,163,446	(34,839)
09/09/16	Goldman Sachs International	GBP	2,725,976	USD	3,942,579	3,580,446	362,133
09/09/16	Goldman Sachs International	USD	6,835,907	GBP	4,857,627	6,380,273	(455,634)
09/09/16	Goldman Sachs International	USD	32,569	EUR	28,851	32,195	(374)
09/09/16	State Street Bank and Trust Co.	GBP	1,474,194	USD	1,903,911	1,936,288	(32,377)
Total Forward Foreign Currency Contracts — Currency Risk							$2,720,251

Currency Abbreviations:

EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar

Open Over-The-Counter Swaptions Written–Credit Risk
Description	Type of Contract	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Reference Entity	Expiration Date	Premiums Received	Implied Credit Spread(a)	Notional Value	Value	Unrealized Appreciation
5 Year Credit Default Swap	Put	Barclays Bank PLC	99.00%	Pay	CDX North America High Yield Index, Series 26, Version 1	10/19/2016	$80,000	3.93%	$40,000,000	$62,804	$17,196

(a)	Implied credit spreads represent the current level as of August 31, 2016 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

24                         Invesco High Yield Fund

Options Written Transactions
	Put Options
	Notional Value	Premiums Received
Beginning of period	$—	$—
Written	70,000,000	741,050
Closed	(30,000,000)	(661,050)
Exercised	—	—
Expired	—	—
End of period	$40,000,000	$80,000

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on the Fund’s financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of August 31, 2016.

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross amounts of Recognized Assets	Financial Instruments	Collateral Received		Net Amount
Counterparty			Non-Cash	Cash
Citigroup Global Markets Inc.(a)	$3,006,567	$(133,261)	$—	$—	$2,873,306
Deutsche Bank Securities Inc.(a)	8,036	(8,036)	—	—	—
Goldman Sachs International(a)	362,133	(362,133)	—	—	—
Barclays Bank PLC(b)	271,480	(62,804)	—	—	208,676
Total	$3,648,216	$(566,234)	$—	$—	$3,081,982

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged		Net Amount
Counterparty			Non-Cash	Cash
Citigroup Global Markets Inc.(a)	$133,261	$(133,261)	$—	$—	$—
Deutsche Bank Securities Inc.(a)	34,839	(8,036)	—	—	26,803
Goldman Sachs International(a)	456,008	(362,133)	—	—	93,875
State Street Bank and Trust Co.(a)	32,377	—	—	—	32,377
Barclays Bank PLC(b)	62,804	(62,804)	—	—	—
Total	$719,289	$(566,234)	$—	$—	$153,055

(a)	Forward foreign currency contracts Counterparty.
(b)	Option contracts at value — OTC Counterparty.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2016, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $5,750.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain

25                         Invesco High Yield Fund

former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund’s total assets.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 29, 2016, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2017	$37,780,142	$—	$37,780,142
February 28, 2018	63,914,579	—	63,914,579
Not subject to expiration	46,066,597	29,506,436	75,573,033
	$147,761,318	$29,506,436	$177,267,754

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2016 was $699,139,228 and $626,379,340, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$60,915,701
Aggregate unrealized (depreciation) of investment securities	(73,381,506)
Net unrealized appreciation (depreciation) of investment securities	$(12,465,805)

Cost of investments for tax purposes is $1,406,499,906.

26                         Invesco High Yield Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended August 31, 2016(a)		Year ended February 29, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	24,278,932	$98,168,121	43,652,528	$180,780,941
Class B	76,700	305,035	120,783	513,087
Class C	4,193,615	16,844,632	6,445,459	26,518,941
Class Y	15,990,366	64,580,875	36,492,462	152,670,783
Investor Class	1,883,693	7,539,185	4,038,679	17,077,417
Class R5	2,174,329	8,780,584	5,151,663	21,489,061
Class R6	4,285,613	17,350,554	12,736,563	52,043,124

Issued as reinvestment of dividends:
Class A	3,892,410	15,862,250	8,140,172	33,538,489
Class B	37,147	151,540	107,922	446,648
Class C	436,938	1,778,150	876,651	3,602,789
Class Y	656,548	2,684,289	1,012,618	4,229,155
Investor Class	601,306	2,444,739	1,406,574	5,820,876
Class R5	639,836	2,592,019	1,429,984	5,896,009
Class R6	1,029,352	4,176,512	1,868,689	7,668,537

Automatic conversion of Class B shares to Class A shares:
Class A	353,800	1,432,363	886,136	3,709,301
Class B	(353,416)	(1,432,363)	(885,198)	(3,709,301)

Reacquired:
Class A	(27,060,675)	(109,121,390)	(86,886,447)	(365,110,755)
Class B	(347,107)	(1,402,052)	(853,111)	(3,546,072)
Class C	(3,043,420)	(12,275,953)	(10,460,995)	(43,385,500)
Class Y	(7,832,064)	(31,752,011)	(60,426,848)	(256,930,961)
Investor Class	(3,314,401)	(13,363,180)	(9,433,357)	(39,172,568)
Class R5	(3,336,495)	(13,477,629)	(8,070,611)	(33,111,612)
Class R6	(2,036,047)	(8,251,674)	(7,607,702)	(29,735,714)
Net increase (decrease) in share activity	13,206,960	$53,614,596	(60,257,386)	$(258,697,325)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 29% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 8% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

27                         Invesco High Yield Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period(b)	Total return(c)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 08/31/16	$3.83	$0.10	$0.34	$0.44	$(0.11)	$4.16	11.67%		$815,135	1.00	%(e)	1.01	%(e)	5.21	%(e)	50%
Year ended 02/29/16	4.38	0.23	(0.54)	(0.31)	(0.24)	3.83	(7.43)		744,564	1.03		1.03		5.39		84
Year ended 02/28/15	4.55	0.22	(0.14)	0.08	(0.25)	4.38	1.86		1,001,546	1.01		1.01		5.00		110
Year ended 02/28/14	4.47	0.25	0.09	0.34	(0.26)	4.55	7.78		1,082,201	0.95		0.97		5.60		76
Year ended 02/28/13	4.23	0.26	0.23	0.49	(0.25)	4.47	12.02		1,122,186	0.88		0.98		5.98		54
Year ended 02/29/12	4.33	0.29	(0.09)	0.20	(0.30)	4.23	4.89		964,405	0.90		1.01		6.93		65
Class B
Six months ended 08/31/16	3.84	0.09	0.34	0.43	(0.10)	4.17	11.24		7,959	1.75	(e)	1.76	(e)	4.46	(e)	50
Year ended 02/29/16	4.39	0.19	(0.54)	(0.35)	(0.20)	3.84	(8.12)		9,577	1.78		1.78		4.64		84
Year ended 02/28/15	4.56	0.19	(0.14)	0.05	(0.22)	4.39	1.11		17,576	1.76		1.76		4.25		110
Year ended 02/28/14	4.48	0.22	0.08	0.30	(0.22)	4.56	6.98		26,840	1.70		1.72		4.85		76
Year ended 02/28/13	4.24	0.23	0.23	0.46	(0.22)	4.48	11.18		36,049	1.63		1.73		5.23		54
Year ended 02/29/12	4.34	0.25	(0.09)	0.16	(0.26)	4.24	4.11		44,904	1.65		1.76		6.18		65
Class C
Six months ended 08/31/16	3.82	0.09	0.34	0.43	(0.10)	4.15	11.29		106,881	1.75	(e)	1.76	(e)	4.46	(e)	50
Year ended 02/29/16	4.37	0.19	(0.54)	(0.35)	(0.20)	3.82	(8.18)		92,310	1.78		1.78		4.64		84
Year ended 02/28/15	4.54	0.19	(0.14)	0.05	(0.22)	4.37	1.08		119,299	1.76		1.76		4.25		110
Year ended 02/28/14	4.46	0.22	0.08	0.30	(0.22)	4.54	6.99		129,599	1.70		1.72		4.85		76
Year ended 02/28/13	4.22	0.23	0.23	0.46	(0.22)	4.46	11.21		121,940	1.63		1.73		5.23		54
Year ended 02/29/12	4.32	0.25	(0.09)	0.16	(0.26)	4.22	4.10		114,854	1.65		1.76		6.18		65
Class Y
Six months ended 08/31/16	3.84	0.11	0.35	0.46	(0.12)	4.18	12.05		133,388	0.75	(e)	0.76	(e)	5.46	(e)	50
Year ended 02/29/16	4.39	0.24	(0.54)	(0.30)	(0.25)	3.84	(7.18)		88,893	0.78		0.78		5.64		84
Year ended 02/28/15	4.56	0.23	(0.14)	0.09	(0.26)	4.39	2.12		202,304	0.76		0.76		5.25		110
Year ended 02/28/14	4.48	0.26	0.09	0.35	(0.27)	4.56	8.04		98,559	0.70		0.72		5.85		76
Year ended 02/28/13	4.24	0.27	0.23	0.50	(0.26)	4.48	12.28		56,459	0.63		0.73		6.23		54
Year ended 02/29/12	4.34	0.30	(0.09)	0.21	(0.31)	4.24	5.16		45,730	0.65		0.76		7.18		65
Investor Class
Six months ended 08/31/16	3.83	0.11	0.34	0.45	(0.11)	4.17	11.95	(f)	105,476	0.91	(e)(f)	0.92	(e)(f)	5.30	(e)(f)	50
Year ended 02/29/16	4.38	0.23	(0.54)	(0.31)	(0.24)	3.83	(7.40	)(f)	100,212	1.01	(f)	1.01	(f)	5.41	(f)	84
Year ended 02/28/15	4.56	0.23	(0.16)	0.07	(0.25)	4.38	1.64	(f)	132,140	0.96	(f)	0.96	(f)	5.05	(f)	110
Year ended 02/28/14	4.47	0.25	0.10	0.35	(0.26)	4.56	8.01		143,961	0.95		0.97		5.60		76
Year ended 02/28/13	4.23	0.25	0.24	0.49	(0.25)	4.47	12.05		152,690	0.88		0.98		5.98		54
Year ended 02/29/12	4.33	0.29	(0.09)	0.20	(0.30)	4.23	4.90		121,909	0.87		0.98		6.96		65
Class R5
Six months ended 08/31/16	3.82	0.11	0.34	0.45	(0.12)	4.15	11.88		91,534	0.66	(e)	0.67	(e)	5.55	(e)	50
Year ended 02/29/16	4.37	0.24	(0.54)	(0.30)	(0.25)	3.82	(7.15)		86,239	0.69		0.69		5.73		84
Year ended 02/28/15	4.55	0.24	(0.15)	0.09	(0.27)	4.37	1.96		105,163	0.68		0.68		5.33		110
Year ended 02/28/14	4.46	0.26	0.10	0.36	(0.27)	4.55	8.33		92,063	0.66		0.67		5.89		76
Year ended 02/28/13	4.22	0.26	0.24	0.50	(0.26)	4.46	12.30		88,825	0.64		0.66		6.22		54
Year ended 02/29/12	4.32	0.30	(0.09)	0.21	(0.31)	4.22	5.21		110,212	0.64		0.68		7.19		65
Class R6
Six months ended 08/31/16	3.82	0.11	0.35	0.46	(0.12)	4.16	12.19		149,804	0.57	(e)	0.58	(e)	5.64	(e)	50
Year ended 02/29/16	4.37	0.24	(0.54)	(0.30)	(0.25)	3.82	(7.07)		125,310	0.60		0.60		5.82		84
Year ended 02/28/15	4.55	0.24	(0.15)	0.09	(0.27)	4.37	2.04		112,713	0.60		0.60		5.41		110
Year ended 02/28/14	4.46	0.27	0.09	0.36	(0.27)	4.55	8.41		85,515	0.59		0.59		5.96		76
Year ended 02/28/13(g)	4.36	0.12	0.10	0.22	(0.12)	4.46	4.99		59,796	0.58	(h)	0.59	(h)	6.28	(h)	54

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for the year ended February 29, 2012.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended February 28, 2014, the portfolio turnover calculation excludes the value of securities purchased of $140,432,096 and sold of $41,706,922 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco High Yield Securities fund into the Fund. For the period ended February 29, 2012, the portfolio turnover calculation excludes the value of securities purchased of $458,469,251 and sold of $101,690,878 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen High Yield Fund into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $787,437, $8,977, $101,862, $116,477, $104,353, $89,208 and $139,324 for Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.16%, 0.23% and 0.20% for the six months ended August 31, 2016 and the years ended February 29, 2016 and February 28, 2015, respectively.
(g)	Commencement date of September 24, 2012.
(h)	Annualized.

28                         Invesco High Yield Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2016 through August 31, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/16)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/16)	Expenses Paid During Period[2]
A	$1,000.00	$1,116.70	$5.34	$1,020.16	$5.09	1.00%
B	1,000.00	1,112.40	9.32	1,016.38	8.89	1.75
C	1,000.00	1,112.90	9.32	1,016.38	8.89	1.75
Y	1,000.00	1,120.50	4.01	1,021.42	3.82	0.75
Investor	1,000.00	1,119.50	4.86	1,020.62	4.63	0.91
R5	1,000.00	1,118.80	3.52	1,021.88	3.36	0.66
R6	1,000.00	1,121.90	3.05	1,022.33	2.91	0.57

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2016 through August 31, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

29                         Invesco High Yield Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco High Yield Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 7-8, 2016, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2016.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 8, 2016, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper High Yield Bond Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one and five year periods and the third quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual

30                         Invesco High Yield Fund

management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2015. The Board noted that the Fund’s rate was below the rate of one mutual fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other types of client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended.

Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a similar scope of services.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the

Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.

Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

31                         Invesco High Yield Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 033-39519                 HYI-SAR-1             Invesco Distributors, Inc.

Semiannual Report to Shareholders	August 31, 2016

Invesco Real Estate Fund Nasdaq: A: IARAX ¡ B: AARBX ¡ C: IARCX ¡ R: IARRX ¡ Y: IARYX Investor: REINX ¡ R5: IARIX ¡ R6: IARFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
10	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
18	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/29/16 to 8/31/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	17.56%
Class B Shares	17.16
Class C Shares	17.14
Class R Shares	17.45
Class Y Shares	17.75
Investor Class Shares	17.60
Class R5 Shares	17.77
Class R6 Shares	17.88
S&P 500 Index▼ (Broad Market Index)	13.60
FTSE NAREIT All Equity REITs Index▼ (Style-Specific Index)	18.66
Lipper Real Estate Funds Index¡ (Peer Group Index)	16.81

Source(s): ▼FactSet Research  Systems Inc.; ¡Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The FTSE NAREIT All Equity REITs Index is an unmanaged index considered representative of US REITs.

The Lipper Real Estate Funds Index is an unmanaged index considered representative of real estate funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                        Invesco Real Estate Fund

Average Annual Total Returns

As of 8/31/16, including maximum applicable sales charges

Class A Shares
Inception (12/31/96)	9.74%
10 Years	5.45
5 Years	10.95
1 Year	15.13

Class B Shares
Inception (3/3/98)	9.48%
10 Years	5.41
5 Years	11.12
1 Year	15.94

Class C Shares
Inception (5/1/95)	10.55%
10 Years	5.25
5 Years	11.38
1 Year	19.93

Class R Shares
Inception (4/30/04)	10.37%
10 Years	5.78
5 Years	11.94
1 Year	21.55

Class Y Shares
10 Years	6.25%
5 Years	12.50
1 Year	22.18

Investor Class Shares
Inception (9/30/03)	10.79%
10 Years	6.05
5 Years	12.21
1 Year	21.87

Class R5 Shares
Inception (4/30/04)	11.12%
10 Years	6.50
5 Years	12.65
1 Year	22.30

Class R6 Shares
10 Years	6.24%
5 Years	12.62
1 Year	22.41

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit

Average Annual Total Returns

As of 6/30/16, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (12/31/96)	9.77%
10 Years	5.89
5 Years	9.67
1 Year	13.21

Class B Shares
Inception (3/3/98)	9.50%
10 Years	5.85
5 Years	9.82
1 Year	13.92

Class C Shares
Inception (5/1/95)	10.59%
10 Years	5.70
5 Years	10.09
1 Year	17.91

Class R Shares
Inception (4/30/04)	10.42%
10 Years	6.22
5 Years	10.65
1 Year	19.49

Class Y Shares
10 Years	6.69%
5 Years	11.20
1 Year	20.11

Investor Class Shares
Inception (9/30/03)	10.83%
10 Years	6.49
5 Years	10.92
1 Year	19.85

Class R5 Shares
Inception (4/30/04)	11.17%
10 Years	6.95
5 Years	11.35
1 Year	20.27

Class R6 Shares
10 Years	6.67%
5 Years	11.30
1 Year	20.38

invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares was 1.25%, 2.00%, 2.00%, 1.50%, 1.00%, 1.25%, 0.87%, 0.78%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                             Invesco Real Estate Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                                 Invesco Real Estate Fund

Schedule of Investments(a)

August 31, 2016

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.28%
Apartments–11.52%
American Campus Communities, Inc.	470,721	$23,587,829
Apartment Investment & Management Co.–Class A	559,247	25,266,779
AvalonBay Communities, Inc.	500,626	87,614,556
Equity Residential	712,524	46,221,432
Essex Property Trust, Inc.	236,965	53,814,752
Mid-America Apartment Communities, Inc.	128,703	12,096,795
Post Properties, Inc.	111,649	7,400,096
		256,002,239

Data Centres–5.77%
CyrusOne Inc.	420,983	21,402,776
Digital Realty Trust, Inc.	208,709	20,680,975
Equinix, Inc.	190,378	70,182,849
QTS Realty Trust, Inc.–Class A	294,933	15,982,419
		128,249,019

Diversified–5.13%
BGP Holdings PLC (Malta) (Acquired 08/06/2009; Cost $0)(b)(c)	3,547,941	0
Vornado Realty Trust	982,232	101,474,388
Washington REIT	389,350	12,653,875
		114,128,263

Freestanding–2.91%
National Retail Properties, Inc.	714,052	35,774,005
Realty Income Corp.	438,242	28,805,647
		64,579,652

Health Care–11.95%
Brookdale Senior Living Inc.(c)	1,379,817	23,746,650
Care Capital Properties, Inc.	899,541	26,977,235
HCP, Inc.	1,989,489	78,246,602
Healthcare Realty Trust, Inc.	1,357,345	47,588,516
LTC Properties, Inc.	201,605	10,467,332
National Health Investors, Inc.	230,934	18,539,381
Ventas, Inc.	408,346	29,674,504
Welltower Inc.	396,148	30,404,359
		265,644,579

Industrial/Office: Industrial–6.70%
Cabot Industrial Value Fund II LP (Acquired 11/10/2005-05/12/2009; Cost $3,266,500)(b)(d)	6,533	3,976,003
DCT Industrial Trust Inc.	176,790	8,611,441
Exeter Industrial Value Fund LP (Acquired 11/06/2007-04/18/2011; Cost $3,554,748)(b)(d)	4,185,000	1,258,522
First Industrial Realty Trust, Inc.	688,076	19,795,947
Liberty Property Trust	783,850	32,318,135
Prologis, Inc.	1,311,374	69,647,073

	Shares	Value
Industrial/Office: Industrial–(continued)
Rexford Industrial Realty, Inc.	600,593	$13,411,242
		149,018,363

Industrial/Office: Office–9.95%
Boston Properties, Inc.	481,294	67,443,728
Brandywine Realty Trust	1,319,638	21,285,761
BRCP Realty II LP (Acquired 10/02/2006-04/04/2011; Cost $4,646,429)(b)(d)	4,646,429	2,706,596
BRCP Realty LP (Acquired 05/29/2003-05/29/2008; Cost $921,277)(b)(c)	2,789,299	170,189
Cousins Properties, Inc.	2,119,291	23,354,587
Hudson Pacific Properties Inc.	1,446,060	48,399,628
Paramount Group, Inc.	981,930	17,674,740
SL Green Realty Corp.	341,551	40,207,384
		221,242,613

Infrastructure–9.06%
American Tower Corp.	977,790	110,861,830
Crown Castle International Corp.	856,544	81,174,675
InfraREIT Inc.	495,237	9,359,979
		201,396,484

Lodging-Resorts–4.64%
Apple Hospitality REIT, Inc.	652,454	12,801,147
DiamondRock Hospitality Co.	2,590,966	27,438,330
Hilton Worldwide Holdings Inc.	452,823	10,808,885
Host Hotels & Resorts Inc.	2,303,240	41,043,737
RLJ Lodging Trust	477,064	11,134,674
		103,226,773

Manufactured Homes–1.02%
Equity Lifestyle Properties, Inc.	292,793	22,700,241

Regional Malls–10.54%
General Growth Properties, Inc.	1,823,439	53,135,013
Simon Property Group, Inc.	840,281	181,055,347
		234,190,360

Self Storage Facilities–5.21%
CubeSmart	646,886	17,808,772
Extra Space Storage Inc.	553,603	44,592,722
Public Storage	237,945	53,285,403
		115,686,897

Shopping Centers–7.90%
Acadia Realty Trust	500,731	18,497,003
Brixmor Property Group, Inc.	1,537,075	43,898,862
DDR Corp.	384,472	7,270,366
Federal Realty Investment Trust	210,648	33,493,032
Retail Opportunity Investments Corp.	1,497,122	33,400,792
Weingarten Realty Investors	943,506	38,919,622
		175,479,677

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Real Estate Fund

	Shares	Value
Single Family Homes–1.13%
American Homes 4 Rent–Class A	1,151,787	$25,189,582

Specialty Properties–1.75%
EPR Properties	337,337	26,420,234
Lamar Advertising Co.–Class A	200,801	12,515,926
		38,936,160

Timber REIT’S–3.10%
Weyerhaeuser Co.	2,164,602	68,942,574
Total Common Stocks & Other Equity Interests (Cost $1,690,275,664)		2,184,613,476

	Shares	Value
Money Market Funds–1.93%
Liquid Assets Portfolio–Institutional Class, 0.38%(e)	21,410,302	$21,410,302
Premier Portfolio–Institutional Class, 0.37%(e)	21,410,302	21,410,302
Total Money Market Funds (Cost $42,820,604)		42,820,604
TOTAL INVESTMENTS–100.21% (Cost $1,733,096,268)		2,227,434,080
OTHER ASSETS LESS LIABILITIES–(0.21)%		(4,609,663)
NET ASSETS–100.00%		$2,222,824,417

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Property type classifications used in this report are generally according to FSTE National Association of Real Estate Investment Trusts (“NAREIT”) Equity REITs Index, which is exclusively owned by NAREIT.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2016 was $8,111,310, which represented less than 1% of the Fund’s Net Assets.
(c)	Non-income producing security.
(d)	The Fund has a remaining commitment to purchase additional interests, which are subject to the terms of the limited partnership agreements for the following securities:

Security	Remaining Commitment	Percent Ownership
Exeter Industrial Value Fund LP	$315,000	1.26%
Cabot Industrial Value Fund II LP	233,500	0.80
BRCP Realty II LP	176,786	0.73

(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of August 31, 2016.

Portfolio Composition

By property type, based on Net Assets

as of August 31, 2016

Health Care	12.0%
Apartments	11.5
Regional Malls	10.5
Industrial/Office: Office	10.0
Infrastructure	9.1
Shopping Centers	7.9
Industrial/Office: Industrial	6.7
Data Centres	5.8
Self Storage Facilities	5.2
Diversified	5.1
Lodging-Resorts	4.6
Timber REIT’S	3.1
Freestanding	2.9
Specialty Properties	1.8
Single Family Homes	1.1
Manufactured Homes	1.0
Money Market Funds Plus Other Assets Less Liabilities	1.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Real Estate Fund

Statement of Assets and Liabilities

August 31, 2016

(Unaudited)

Assets:
Investments, at value (Cost $1,690,275,664)	$2,184,613,476
Investments in affiliated money market funds, at value and cost	42,820,604
Total investments, at value (Cost $1,733,096,268)	2,227,434,080
Receivable for:
Investments sold	9,676,348
Fund shares sold	2,846,547
Dividends	821,928
Investment for trustee deferred compensation and retirement plans	310,394
Other assets	74,119
Total assets	2,241,163,416

Liabilities:
Payable for:
Investments purchased	7,118,759
Fund shares reacquired	9,236,587
Dividends	11
Accrued fees to affiliates	1,471,198
Accrued trustees’ and officers’ fees and benefits	7,594
Accrued other operating expenses	147,083
Trustee deferred compensation and retirement plans	357,767
Total liabilities	18,338,999
Net assets applicable to shares outstanding	$2,222,824,417

Net assets consist of:
Shares of beneficial interest	$1,503,790,124
Undistributed net investment income	11,367,009
Undistributed net realized gain	213,329,472
Net unrealized appreciation	494,337,812
$2,222,824,417

Net Assets:
Class A	$1,117,892,605
Class B	$5,601,506
Class C	$139,360,072
Class R	$118,652,430
Class Y	$225,063,193
Investor Class	$48,507,197
Class R5	$446,417,063
Class R6	$121,330,351

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	43,968,415
Class B	220,613
Class C	5,512,496
Class R	4,662,877
Class Y	8,851,777
Investor Class	1,911,887
Class R5	17,558,497
Class R6	4,773,354
Class A:
Net asset value per share	$25.42
Maximum offering price per share
(Net asset value of $25.42 ÷ 94.50%)	$26.90
Class B:
Net asset value and offering price per share	$25.39
Class C:
Net asset value and offering price per share	$25.28
Class R:
Net asset value and offering price per share	$25.45
Class Y:
Net asset value and offering price per share	$25.43
Investor Class:
Net asset value and offering price per share	$25.37
Class R5:
Net asset value and offering price per share	$25.42
Class R6:
Net asset value and offering price per share	$25.42

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Real Estate Fund

Statement of Operations

For the six months ended August 31, 2016

(Unaudited)

Investment income:
Dividends	$35,640,905
Dividends from affiliated money market funds	78,336
Total investment income	35,719,241

Expenses:
Advisory fees	7,986,679
Administrative services fees	235,871
Custodian fees	33,912
Distribution fees:
Class A	1,418,095
Class B	29,794
Class C	693,187
Class R	287,925
Investor Class	49,367
Transfer agent fees — A, B, C, R, Y and Investor	1,656,507
Transfer agent fees — R5	205,118
Transfer agent fees — R6	6,012
Trustees’ and officers’ fees and benefits	21,174
Registration and filing fees	71,387
Reports to shareholders	104,346
Professional services fees	52,085
Other	27,778
Total expenses	12,879,237
Less: Fees waived and expense offset arrangement(s)	(31,667)
Net expenses	12,847,570
Net investment income	22,871,671

Realized and unrealized gain from:
Net realized gain from investment securities	149,563,095
Change in net unrealized appreciation of investment securities	171,158,802
Net realized and unrealized gain	320,721,897
Net increase in net assets resulting from operations	$343,593,568

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Real Estate Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2016 and the year ended February 29, 2016

(Unaudited)

	August 31, 2016	February 29, 2016
Operations:
Net investment income	$22,871,671	$35,835,844
Net realized gain	149,563,095	299,468,082
Change in net unrealized appreciation (depreciation)	171,158,802	(462,216,704)
Net increase (decrease) in net assets resulting from operations	343,593,568	(126,912,778)

Distributions to shareholders from net investment income:
Class A	(7,037,590)	(13,280,367)
Class B	(16,436)	(25,780)
Class C	(369,950)	(523,352)
Class R	(570,435)	(1,048,510)
Class Y	(1,412,726)	(2,732,384)
Investor Class	(297,920)	(583,463)
Class R5	(3,389,678)	(6,179,154)
Class R6	(943,329)	(1,701,503)
Total distributions from net investment income	(14,038,064)	(26,074,513)

Distributions to shareholders from net realized gains:
Class A	—	(156,697,912)
Class B	—	(914,540)
Class C	—	(18,925,670)
Class R	—	(15,575,810)
Class Y	—	(26,039,589)
Investor Class	—	(6,582,750)
Class R5	—	(55,387,617)
Class R6	—	(14,549,022)
Total distributions from net realized gains	—	(294,672,910)

Share transactions–net:
Class A	(97,861,412)	(82,591,607)
Class B	(1,073,813)	(2,096,924)
Class C	(8,156,710)	(9,625,006)
Class R	(1,772,004)	(18,548,554)
Class Y	24,211,033	(13,170,941)
Investor Class	(2,235,934)	(20,089,582)
Class R5	1,751,069	(953,440)
Class R6	4,598,751	13,484,000
Net increase (decrease) in net assets resulting from share transactions	(80,539,020)	(133,592,054)
Net increase (decrease) in net assets	249,016,484	(581,252,255)

Net assets:
Beginning of period	1,973,807,933	2,555,060,188
End of period (includes undistributed net investment income of $11,367,009 and $2,533,402, respectively)	$2,222,824,417	$1,973,807,933

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Real Estate Fund

Notes to Financial Statements

August 31, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Real Estate Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of eight different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates

10                         Invesco Real Estate Fund

depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income, and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

11                         Invesco Real Estate Fund

I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.75%
Next $250 million	0.74%
Next $500 million	0.73%
Next $1.5 billion	0.72%
Next $2.5 billion	0.71%
Next $2.5 billion	0.70%
Next $2.5 billion	0.69%
Over $10 billion	0.68%

For the six months ended August 31, 2016, the effective advisory fees incurred by the Fund was 0.73%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

12                         Invesco Real Estate Fund

The Adviser has contractually agreed, through at least June 30, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2018, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2016, the Adviser waived advisory fees of $27,469.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2016, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2016, IDI advised the Fund that IDI retained $68,907 in front-end sales commissions from the sale of Class A shares and $1,886, $2,520 and $3,210 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,219,322,770	$—	$8,111,310	$2,227,434,080

13                         Invesco Real Estate Fund

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2016, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $4,198.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of February 29, 2016.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2016 was $679,241,956 and $765,810,495, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$514,269,402
Aggregate unrealized (depreciation) of investment securities	(29,741,485)
Net unrealized appreciation of investment securities	$484,527,917

Cost of investments for tax purposes is $1,742,906,163.

14                         Invesco Real Estate Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended August 31, 2016(a)		Year ended February 29, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	4,760,926	$116,719,192	7,773,412	$195,160,081
Class B	5,651	140,970	8,148	209,243
Class C	397,051	9,651,936	516,635	13,075,060
Class R	592,010	14,461,262	865,144	21,888,827
Class Y	2,168,673	53,829,817	2,046,512	51,038,600
Investor Class	153,197	3,723,451	229,823	5,837,611
Class R5	2,939,734	71,710,190	4,215,440	106,797,498
Class R6	2,539,597	62,400,820	1,857,727	46,225,521

Issued as reinvestment of dividends:
Class A	287,257	6,808,647	7,195,129	160,162,945
Class B	686	16,194	40,094	887,501
Class C	14,513	341,307	814,649	17,950,189
Class R	22,705	538,787	747,045	16,624,126
Class Y	57,064	1,352,712	1,032,708	23,022,010
Investor Class	12,472	294,805	297,409	6,607,519
Class R5	139,939	3,317,519	2,751,925	61,361,176
Class R6	35,758	847,979	698,640	15,580,329

Automatic conversion of Class B shares to Class A shares:
Class A	32,228	778,376	64,681	1,631,061
Class B	(32,249)	(778,376)	(64,717)	(1,631,061)

Reacquired:
Class A	(9,057,088)	(222,167,627)	(17,530,532)	(439,545,694)
Class B	(18,623)	(452,601)	(62,073)	(1,562,607)
Class C	(749,678)	(18,149,953)	(1,622,027)	(40,650,255)
Class R	(690,726)	(16,772,053)	(2,266,364)	(57,061,507)
Class Y	(1,274,081)	(30,971,496)	(3,495,328)	(87,231,551)
Investor Class	(254,898)	(6,254,190)	(1,264,675)	(32,534,712)
Class R5	(2,993,178)	(73,276,640)	(6,715,896)	(169,112,114)
Class R6	(2,385,258)	(58,650,048)	(1,962,474)	(48,321,850)
Net increase (decrease) in share activity	(3,296,318)	$(80,539,020)	(3,828,965)	$(133,592,054)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 20% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco Real Estate Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 08/31/16	$21.76	$0.25	$3.56	$3.81	$(0.15)	$—	$(0.15)	$25.42	17.56%	$1,117,893	1.23	%(d)	1.23	%(d)	2.03	%(d)	32%
Year ended 02/29/16	27.02	0.39	(1.75)	(1.36)	(0.29)	(3.61)	(3.90)	21.76	(5.26)	1,043,135	1.25		1.25		1.57		80
Year ended 02/28/15	23.34	0.26	4.69	4.95	(0.21)	(1.06)	(1.27)	27.02	21.53	1,363,062	1.24		1.24		1.03		23
Year ended 02/28/14	25.21	0.23	1.02	1.25	(0.27)	(2.85)	(3.12)	23.34	6.15	1,229,818	1.25		1.25		0.94		50
Year ended 02/28/13	23.97	0.19	3.26	3.45	(0.10)	(2.11)	(2.21)	25.21	14.90	1,420,236	1.25		1.25		0.76		60
Year ended 02/29/12	23.03	0.17	0.95	1.12	(0.18)	—	(0.18)	23.97	4.93	1,366,743	1.30		1.30		0.74		64
Class B
Six months ended 08/31/16	21.73	0.16	3.56	3.72	(0.06)	—	(0.06)	25.39	17.16	5,602	1.98	(d)	1.98	(d)	1.28	(d)	32
Year ended 02/29/16	26.99	0.21	(1.76)	(1.55)	(0.10)	(3.61)	(3.71)	21.73	(6.00)	5,762	2.00		2.00		0.82		80
Year ended 02/28/15	23.33	0.07	4.69	4.76	(0.04)	(1.06)	(1.10)	26.99	20.61	9,276	1.99		1.99		0.28		23
Year ended 02/28/14	25.19	0.05	1.02	1.07	(0.08)	(2.85)	(2.93)	23.33	5.35	10,390	2.00		2.00		0.19		50
Year ended 02/28/13	24.03	0.00	3.27	3.27	—	(2.11)	(2.11)	25.19	14.07	15,770	2.00		2.00		0.01		60
Year ended 02/29/12	23.11	0.00	0.95	0.95	(0.03)	—	(0.03)	24.03	4.10	27,132	2.05		2.05		(0.01)		64
Class C
Six months ended 08/31/16	21.64	0.16	3.54	3.70	(0.06)	—	(0.06)	25.28	17.14	139,360	1.98	(d)	1.98	(d)	1.28	(d)	32
Year ended 02/29/16	26.89	0.21	(1.76)	(1.55)	(0.09)	(3.61)	(3.70)	21.64	(5.98)	126,592	2.00		2.00		0.82		80
Year ended 02/28/15	23.25	0.07	4.67	4.74	(0.04)	(1.06)	(1.10)	26.89	20.60	165,146	1.99		1.99		0.28		23
Year ended 02/28/14	25.11	0.05	1.02	1.07	(0.08)	(2.85)	(2.93)	23.25	5.37	137,528	2.00		2.00		0.19		50
Year ended 02/28/13	23.97	0.00	3.25	3.25	—	(2.11)	(2.11)	25.11	14.02	151,760	2.00		2.00		0.01		60
Year ended 02/29/12	23.04	0.00	0.96	0.96	(0.03)	—	(0.03)	23.97	4.16	144,927	2.05		2.05		(0.01)		64
Class R
Six months ended 08/31/16	21.78	0.22	3.57	3.79	(0.12)	—	(0.12)	25.45	17.45	118,652	1.48	(d)	1.48	(d)	1.78	(d)	32
Year ended 02/29/16	27.04	0.33	(1.76)	(1.43)	(0.22)	(3.61)	(3.83)	21.78	(5.50)	103,196	1.50		1.50		1.32		80
Year ended 02/28/15	23.35	0.20	4.70	4.90	(0.15)	(1.06)	(1.21)	27.04	21.25	145,832	1.49		1.49		0.78		23
Year ended 02/28/14	25.22	0.17	1.01	1.18	(0.20)	(2.85)	(3.05)	23.35	5.85	125,586	1.50		1.50		0.69		50
Year ended 02/28/13	23.98	0.13	3.26	3.39	(0.04)	(2.11)	(2.15)	25.22	14.60	144,909	1.50		1.50		0.51		60
Year ended 02/29/12	23.04	0.11	0.95	1.06	(0.12)	—	(0.12)	23.98	4.65	140,593	1.55		1.55		0.49		64
Class Y
Six months ended 08/31/16	21.76	0.28	3.57	3.85	(0.18)	—	(0.18)	25.43	17.75	225,063	0.98	(d)	0.98	(d)	2.28	(d)	32
Year ended 02/29/16	27.02	0.46	(1.75)	(1.29)	(0.36)	(3.61)	(3.97)	21.76	(5.02)	171,879	1.00		1.00		1.82		80
Year ended 02/28/15	23.34	0.33	4.69	5.02	(0.28)	(1.06)	(1.34)	27.02	21.83	224,733	0.99		0.99		1.28		23
Year ended 02/28/14	25.21	0.30	1.01	1.31	(0.33)	(2.85)	(3.18)	23.34	6.40	138,173	1.00		1.00		1.19		50
Year ended 02/28/13	23.97	0.26	3.25	3.51	(0.16)	(2.11)	(2.27)	25.21	15.18	154,464	1.00		1.00		1.01		60
Year ended 02/29/12	23.04	0.22	0.94	1.16	(0.23)	—	(0.23)	23.97	5.15	89,354	1.05		1.05		0.99		64
Investor Class
Six months ended 08/31/16	21.71	0.25	3.56	3.81	(0.15)	—	(0.15)	25.37	17.60	48,507	1.18	(d)	1.18	(d)	2.08	(d)	32
Year ended 02/29/16	26.97	0.39	(1.75)	(1.36)	(0.29)	(3.61)	(3.90)	21.71	(5.27)	43,435	1.25		1.25		1.57		80
Year ended 02/28/15	23.30	0.26	4.68	4.94	(0.21)	(1.06)	(1.27)	26.97	21.52	73,852	1.24		1.24		1.03		23
Year ended 02/28/14	25.17	0.23	1.02	1.25	(0.27)	(2.85)	(3.12)	23.30	6.14	52,055	1.25		1.25		0.94		50
Year ended 02/28/13	23.93	0.19	3.26	3.45	(0.10)	(2.11)	(2.21)	25.17	14.92	62,118	1.25		1.25		0.76		60
Year ended 02/29/12	23.01	0.17	0.93	1.10	(0.18)	—	(0.18)	23.93	4.84	58,702	1.30		1.30		0.74		64
Class R5
Six months ended 08/31/16	21.76	0.29	3.56	3.85	(0.19)	—	(0.19)	25.42	17.77	446,417	0.87	(d)	0.87	(d)	2.39	(d)	32
Year ended 02/29/16	27.02	0.49	(1.75)	(1.26)	(0.39)	(3.61)	(4.00)	21.76	(4.89)	380,119	0.87		0.87		1.95		80
Year ended 02/28/15	23.35	0.36	4.68	5.04	(0.31)	(1.06)	(1.37)	27.02	21.94	465,368	0.87		0.87		1.40		23
Year ended 02/28/14	25.22	0.33	1.02	1.35	(0.37)	(2.85)	(3.22)	23.35	6.57	403,475	0.88		0.88		1.31		50
Year ended 02/28/13	23.98	0.29	3.26	3.55	(0.20)	(2.11)	(2.31)	25.22	15.33	453,842	0.87		0.87		1.14		60
Year ended 02/29/12	23.04	0.27	0.94	1.21	(0.27)	—	(0.27)	23.98	5.38	382,468	0.86		0.86		1.18		64
Class R6
Six months ended 08/31/16	21.75	0.30	3.57	3.87	(0.20)	—	(0.20)	25.42	17.88	121,330	0.79	(d)	0.79	(d)	2.47	(d)	32
Year ended 02/29/16	27.02	0.51	(1.76)	(1.25)	(0.41)	(3.61)	(4.02)	21.75	(4.85)	99,691	0.78		0.78		2.04		80
Year ended 02/28/15	23.34	0.39	4.68	5.07	(0.33)	(1.06)	(1.39)	27.02	22.10	107,792	0.78		0.78		1.49		23
Year ended 02/28/14	25.22	0.35	1.01	1.36	(0.39)	(2.85)	(3.24)	23.34	6.61	24,815	0.79		0.79		1.40		50
Year ended 02/28/13(e)	26.34	0.13	0.91	1.04	(0.05)	(2.11)	(2.16)	25.22	4.41	746	0.77	(f)	0.77	(f)	1.24	(f)	60

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,125,227, $5,910, $137,507, $114,231, $198,053, $48,102, $427,736 and $119,364 for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of September 24, 2012 for Class R6 shares.
(f)	Annualized.

16                         Invesco Real Estate Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2016 through August 31, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/16)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/16)	Expenses Paid During Period[2]
A	$1,000.00	$1,175.60	$6.74	$1,019.00	$6.26	1.23%
B	1,000.00	1,171.60	10.84	1,015.22	10.06	1.98
C	1,000.00	1,171.40	10.84	1,015.22	10.06	1.98
R	1,000.00	1,174.50	8.11	1,017.74	7.53	1.48
Y	1,000.00	1,177.50	5.38	1,020.27	4.99	0.98
Investor	1,000.00	1,176.00	6.47	1,019.26	6.01	1.18
R5	1,000.00	1,177.70	4.78	1,020.82	4.43	0.87
R6	1,000.00	1,178.80	4.34	1,021.22	4.02	0.79

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2016 through August 31, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

17                         Invesco Real Estate Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Real Estate Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 7-8, 2016, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2016.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which met throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 8, 2016, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Real Estate Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

18                         Invesco Real Estate Fund

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and its affiliates do not advise other Invesco Funds with investment strategies comparable to those of the Fund, but do sub-advise one other fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other types of client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended.

Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that advisory fee rates charged by Invesco Advisers to manage other client accounts tended to be more comparable for real estate funds.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered the Fund may use an affiliated broker to execute certain trades for the Fund to, among other things, control information leakage, and were advised that such trades would be executed in compliance with rules under the Investment Company Act of 1940, as amended, and consistent with best execution obligations.

19                         Invesco Real Estate Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 033-39519                 REA-SAR-1             Invesco Distributors, Inc.

Semiannual Report to Shareholders	August 31, 2016

Invesco Short Duration Inflation Protected Fund Nasdaq: A: LMTAX ¡ A2: SHTIX ¡ Y: LMTYX ¡ R5: ALMIX ¡ R6: SDPSX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
6	Financial Statements
8	Notes to Financial Statements
13	Financial Highlights
14	Fund Expenses
15	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/29/16 to 8/31/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.15%
Class A2 Shares	1.20
Class Y Shares	1.28
Class R5 Shares	1.28
Class R6 Shares	1.28
The BofA Merrill Lynch 1-5 Year US Inflation-Linked Treasury Index▼ (Broad Market/Style-Specific Index)	1.66
Lipper Inflation Protected Bond Funds Index¡ (Peer Group Index)	3.70

Source(s): ▼FactSet Research Systems Inc.; ¡Lipper Inc.

The BofA Merrill Lynch 1-5 Year US Inflation-Linked Treasury Index is a subset of The BofA Merrill Lynch US Inflation-Linked Treasury Index including all securities with a remaining term to final maturity less than five years.

The Lipper Inflation Protected Bond Funds Index is an unmanaged index considered representative of inflation protected bond funds tracked by Lipper.

The BofA Merrill Lynch US Inflation-Linked Treasury Index tracks the performance of US dollar-denominated inflation-linked sovereign debt publicly issued by the US government in its domestic market.

Merrill Lynch, Pierce, Fenner & Smith Incorporated and its affiliates (“BofAML”) indices and related information, the name “Bank of America Merrill Lynch,” and related trademarks, are intellectual property licensed from BofAML, and may not be copied, used or distributed without BofAML’s prior written approval. The licensee’s products have not been passed on as to their legality or suitability, and are not regulated, issued, endorsed, sold, guaranteed or promoted by BofAML. BOFAML MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE INDICES, ANY RELATED INFORMATION, ITS TRADEMARKS, OR THE PRODUCT(S) (INCLUDING WITHOUT LIMITATION, THEIR QUALITY, ACCURACY, SUITABILITY AND/OR COMPLETENESS).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your
Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                        Invesco Short Duration Inflation Protected Fund

Average Annual Total Returns

As of 8/31/16, including maximum applicable sales charges

Class A Shares
Inception (10/31/02)	1.30%
10 Years	1.33
5 Years	-0.16
1 Year	-0.59

Class A2 Shares
Inception (12/15/87)	3.95%
10 Years	1.54
5 Years	0.17
1 Year	1.06

Class Y Shares
10 Years	1.69%
5 Years	0.41
1 Year	2.21

Class R5 Shares
Inception (7/13/87)	4.21%
10 Years	1.79
5 Years	0.43
1 Year	2.31

Class R6 Shares
10 Years	1.63%
5 Years	0.37
1 Year	2.11

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A2 shares and includes the 12b-1 fees applicable to Class A2 shares.

    Class R6 shares incepted on December 31, 2015. Performance shown prior to that date is that of Class A2 shares and includes the 12b-1 fees applicable to Class A2 shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Average Annual Total Returns

As of 6/30/16, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (10/31/02)	1.36%
10 Years	1.51
5 Years	0.02
1 Year	0.07

Class A2 Shares
Inception (12/15/87)	4.00%
10 Years	1.72
5 Years	0.34
1 Year	1.54

Class Y Shares
10 Years	1.87%
5 Years	0.58
1 Year	2.69

Class R5 Shares
Inception (7/13/87)	4.26%
10 Years	1.97
5 Years	0.60
1 Year	2.80

Class R6 Shares
10 Years	1.82%
5 Years	0.55
1 Year	2.59

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A2, Class Y, Class R5 and Class R6 shares was 0.55%, 0.45%, 0.30%, 0.30% and 0.30%, respectively. The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A2, Class Y, Class R5 and Class R6 shares was 0.90%, 0.80%, 0.65%, 0.59% and 0.49%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 2.50% sales charge. Class A2 share performance reflects the maximum 1.00% sales charge. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2017. See current prospectus for more information.

3                Invesco Short Duration Inflation Protected Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

     All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                Invesco Short Duration Inflation Protected Fund

Schedule of Investments

August 31, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–99.91%
U.S. Treasury Inflation — Indexed Notes–99.91%(a)
U.S. Treasury Inflation — Indexed Notes	1.63%	01/15/2018	$38,393	$39,392,922
U.S. Treasury Inflation — Indexed Notes	0.13%	04/15/2018	105,446	105,948,905
U.S. Treasury Inflation — Indexed Notes	1.38%	07/15/2018	33,804	35,015,705
U.S. Treasury Inflation — Indexed Notes	2.13%	01/15/2019	33,621	35,573,007
U.S. Treasury Inflation — Indexed Notes	0.13%	04/15/2019	104,154	105,054,733
U.S. Treasury Inflation — Indexed Notes	1.88%	07/15/2019	34,481	36,765,167
U.S. Treasury Inflation — Indexed Notes	1.38%	01/15/2020	42,798	45,084,248
U.S. Treasury Inflation — Indexed Notes	0.13%	04/15/2020	104,371	105,359,801
U.S. Treasury Inflation — Indexed Notes	1.25%	07/15/2020	72,156	76,408,289
U.S. Treasury Inflation — Indexed Notes	1.13%	01/15/2021	81,916	86,333,305
U.S. Treasury Inflation — Indexed Notes	0.13%	04/15/2021	32,661	32,985,125
U.S. Treasury Inflation — Indexed Notes	0.63%	07/15/2021	77,677	80,646,976
TOTAL INVESTMENTS–99.91% (Cost $788,177,888)				784,568,183
OTHER ASSETS LESS LIABILITIES–0.09%				716,218
NET ASSETS–100.00%				$785,284,401

Notes to Schedule of Investments:

(a)	Principal amount of security and interest payments are adjusted for inflation. See Note 1H.

Portfolio Composition

By U.S. Treasuries

as of August 31, 2016

Maturity Date	Coupon Rate	% of Total Net Assets
01/15/2018	1.63%	5.02%
04/15/2018	0.13	13.49
07/15/2018	1.38	4.46
01/15/2019	2.13	4.53
04/15/2019	0.13	13.38
07/15/2019	1.88	4.68
01/15/2020	1.38	5.74
04/15/2020	0.13	13.42
07/15/2020	1.25	9.73
01/15/2021	1.13	10.99
04/15/2021	0.13	4.20
07/15/2021	0.63	10.27
Other Assets Less Liabilities		0.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Short Duration Inflation Protected Fund

Statement of Assets and Liabilities

August 31, 2016

(Unaudited)

Assets:
Investments, at value (Cost $788,177,888)	$784,568,183
Cash	19,778
Receivable for:
Fund shares sold	105,153
Interest	863,572
Investment for trustee deferred compensation and retirement plans	102,891
Other assets	42,181
Total assets	785,701,758

Liabilities:
Payable for:
Fund shares reacquired	140,128
Accrued fees to affiliates	116,534
Accrued trustees’ and officers’ fees and benefits	3,234
Accrued other operating expenses	44,489
Trustee deferred compensation and retirement plans	112,972
Total liabilities	417,357
Net assets applicable to shares outstanding	$785,284,401

Net assets consist of:
Shares of beneficial interest	$785,475,923
Undistributed net investment income	3,591,023
Undistributed net realized gain (loss)	(172,840)
Net unrealized appreciation (depreciation)	(3,609,705)
$785,284,401

Net Assets:
Class A	$33,534,672
Class A2	$23,671,964
Class Y	$7,749,186
Class R5	$736,350
Class R6	$719,592,229

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	3,168,695
Class A2	2,235,737
Class Y	731,436
Class R5	69,474
Class R6	67,924,884
Class A:
Net asset value per share	$10.58
Maximum offering price per share
(Net asset value of $10.58 ÷ 97.50%)	$10.85
Class A2:
Net asset value per share	$10.59
Maximum offering price per share
(Net asset value of $10.59 ÷ 99.00%)	$10.70
Class Y:
Net asset value and offering price per share	$10.59
Class R5:
Net asset value and offering price per share	$10.60
Class R6:
Net asset value and offering price per share	$10.59

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Short Duration Inflation Protected Fund

Statement of Operations

For the six months ended August 31, 2016

(Unaudited)

Investment income:
Interest	$4,982,108

Expenses:
Advisory fees	239,758
Administrative services fees	37,654
Custodian fees	145
Distribution fees:
Class A	42,444
Class A2	18,514
Transfer agent fees — A, A2 and Y	58,412
Transfer agent fees — R5	48
Transfer agent fees — R6	670
Trustees’ and officers’ fees and benefits	9,651
Registration and filing fees	38,025
Licensing fees	23,976
Reports to shareholders	13,043
Professional services fees	22,853
Other	6,038
Total expenses	511,231
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(90,614)
Net expenses	420,617
Net investment income	4,561,491

Realized and unrealized gain (loss) from:
Net realized gain from investment securities	167,051
Change in net unrealized appreciation (depreciation) of investment securities	(5,042,994)
Net realized and unrealized gain (loss)	(4,875,943)
Net increase (decrease) in net assets resulting from operations	$(314,452)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Short Duration Inflation Protected Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2016 and the year ended February 29, 2016

(Unaudited)

	August 31, 2016	February 29, 2016
Operations:
Net investment income (loss)	$4,561,491	$(368,182)
Net realized gain (loss)	167,051	(75,253)
Change in net unrealized appreciation (depreciation)	(5,042,994)	1,331,185
Net increase (decrease) in net assets resulting from operations	(314,452)	887,750

Distributions to shareholders from net investment income:
Class A	(131,536)	(20,746)
Class A2	(107,750)	(14,720)
Class Y	(65,735)	(5,542)
Class R5	(3,365)	(1,391)
Class R6	(187,423)	—
Total distributions from net investment income	(495,809)	(42,399)

Share transactions–net:
Class A	(1,097,146)	958,146
Class A2	(1,371,236)	(3,561,278)
Class Y	(2,839,549)	2,356,577
Class R5	123,860	(3,814,052)
Class R6	684,561,333	36,108,833
Net increase in net assets resulting from share transactions	679,377,262	32,048,226
Net increase in net assets	678,567,001	32,893,577

Net assets:
Beginning of period	106,717,400	73,823,823
End of period (includes undistributed net investment income (loss) of $3,591,023 and $(474,659), respectively)	$785,284,401	$106,717,400

Notes to Financial Statements

August 31, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Short Duration Inflation Protected Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide protection from the negative effects of unanticipated inflation.

The Fund currently consists of five different classes of shares: Class A, Class A2, Class Y, Class R5 and Class R6. Class A and Class A2 shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class Y, Class R5 and Class R6 shares are sold at net asset value.

As of the close of business on October 30, 2002, Class A2 shares are closed to new investors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on

8                         Invesco Short Duration Inflation Protected Fund

transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Distributions — Distributions from net investment income, if any, are declared daily and paid quarterly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

9                         Invesco Short Duration Inflation Protected Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.20%
Over $500 million	0.175%

For the six months ended August 31, 2016, the effective advisory fees incurred by the Fund was 0.20%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class A2, Class Y, Class R5 and Class R6 shares to 0.55%, 0.45%, 0.30%, 0.30% and 0.30%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended August 31, 2016, the Adviser waived advisory fees of $31,484 and reimbursed class level expenses of $28,099, $20,428, $9,396, $48 and $670 of Class A, Class A2, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Class A, Class A2, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class A2 shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the average daily net assets of Class A shares and 0.15% of the Fund’s average daily net assets of Class A2 shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2016, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A and Class A2 shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2016, IDI advised the Fund that IDI retained $2,889 and $1,039 in front-end sales commissions from the sale of Class A and Class A2 shares, respectively. Also, $2,610 from Class A for CDSC was imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

10                         Invesco Short Duration Inflation Protected Fund

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2016, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2016, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $489.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund’s total assets.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 29, 2016, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$338,736	$305	$339,041

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

11                         Invesco Short Duration Inflation Protected Fund

NOTE 8—Investment Securities

The aggregate amount of long-term U.S. government obligations purchased and sold by the Fund during the six months ended August 31, 2016 was $801,220,891 and $122,389,394, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$—
Aggregate unrealized (depreciation) of investment securities	(3,960,776)
Net unrealized appreciation (depreciation) of investment securities	$(3,960,776)

Cost of investments for tax purposes is $788,528,959.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended August 31, 2016(a)		Year ended February 29, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	674,985	$7,141,951	2,565,847	$26,735,525
Class A2	27,980	295,731	42,208	440,102
Class Y	601,468	6,340,058	997,691	10,402,934
Class R5	16,024	170,294	94,878	988,913
Class R6(b)(c)	65,544,749	696,080,558	3,465,300	36,112,303

Issued as reinvestment of dividends:
Class A	11,777	124,472	1,876	19,576
Class A2	8,891	93,979	1,237	12,904
Class Y	6,142	64,933	522	5,444
Class R5	78	829	85	889
Class R6	17,727	187,371	—	—

Reacquired:
Class A	(790,792)	(8,363,569)	(2,476,526)	(25,796,955)
Class A2	(166,333)	(1,760,946)	(385,152)	(4,014,284)
Class Y	(872,119)	(9,244,540)	(774,084)	(8,051,801)
Class R5	(4,478)	(47,263)	(460,562)	(4,803,854)
Class R6	(1,102,559)	(11,706,596)	(333)	(3,470)
Net increase in share activity	63,973,540	$679,377,262	3,072,987	$32,048,226

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 87% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b)	On February 18, 2016, 3,260,236 Class R6 shares valued at $33,971,659 were sold to affiliated mutual funds.
(c)	During the six months ended August 31, 2016, Class R6 shares valued at $687,770,522 were issued to investors in the CollegeBound 529 program.

12                         Invesco Short Duration Inflation Protected Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 08/31/16	$10.50	$0.19	$(0.07)	$0.12	$(0.04)	$—	$(0.04)	$10.58	1.15%	$33,535	0.55	%(d)	0.74	%(d)	3.60	%(d)	41%
Year ended 02/29/16	10.42	(0.05)	0.14	0.09	(0.01)	—	(0.01)	10.50	0.83	34,373	0.52		0.90		(0.52)		199
Year ended 02/28/15	10.44	0.00	(0.02)	(0.02)	(0.00)	—	(0.00)	10.42	(0.15)	33,150	0.58		0.92		0.04		106
Year ended 02/28/14	10.47	0.00	(0.02)	(0.02)	(0.01)	(0.00)	(0.01)	10.44	(0.20)	41,627	0.50		0.83		0.02		136
Year ended 02/28/13	10.47	0.01	0.00	0.01	(0.00)	(0.01)	(0.01)	10.47	0.13	42,300	0.48		0.78		0.04		58
Year ended 02/29/12	10.47	0.00	0.06	0.06	(0.01)	(0.05)	(0.06)	10.47	0.54	53,625	0.50		0.75		0.03		138
Class A2
Six months ended 08/31/16	10.51	0.20	(0.07)	0.13	(0.05)	—	(0.05)	10.59	1.20	23,672	0.45	(d)	0.64	(d)	3.70	(d)	41
Year ended 02/29/16	10.42	(0.05)	0.15	0.10	(0.01)	—	(0.01)	10.51	0.92	24,851	0.50		0.80		(0.50)		199
Year ended 02/28/15	10.45	0.00	(0.03)	(0.03)	(0.00)	—	(0.00)	10.42	(0.23)	28,213	0.57		0.82		0.05		106
Year ended 02/28/14	10.47	0.00	(0.01)	(0.01)	(0.01)	(0.00)	(0.01)	10.45	(0.10)	34,242	0.50		0.73		0.02		136
Year ended 02/28/13	10.47	0.01	0.01	0.02	(0.01)	(0.01)	(0.02)	10.47	0.15	43,807	0.46		0.68		0.06		58
Year ended 02/29/12	10.47	0.00	0.06	0.06	(0.01)	(0.05)	(0.06)	10.47	0.54	55,291	0.50		0.65		0.03		138
Class Y
Six months ended 08/31/16	10.51	0.21	(0.08)	0.13	(0.05)	—	(0.05)	10.59	1.28	7,749	0.30	(d)	0.49	(d)	3.85	(d)	41
Year ended 02/29/16	10.42	(0.05)	0.15	0.10	(0.01)	—	(0.01)	10.51	0.92	10,471	0.48		0.65		(0.48)		199
Year ended 02/28/15	10.45	0.01	(0.03)	(0.02)	(0.01)	—	(0.01)	10.42	(0.21)	8,045	0.55		0.67		0.07		106
Year ended 02/28/14	10.47	0.00	(0.01)	(0.01)	(0.01)	(0.00)	(0.01)	10.45	(0.08)	6,563	0.48		0.58		0.04		136
Year ended 02/28/13	10.47	0.01	0.01	0.02	(0.01)	(0.01)	(0.02)	10.47	0.19	9,956	0.42		0.53		0.10		58
Year ended 02/29/12	10.47	0.01	0.05	0.06	(0.01)	(0.05)	(0.06)	10.47	0.59	16,135	0.46		0.50		0.07		138
Class R5
Six months ended 08/31/16	10.52	0.21	(0.08)	0.13	(0.05)	—	(0.05)	10.60	1.28	736	0.30	(d)	0.34	(d)	3.85	(d)	41
Year ended 02/29/16	10.43	(0.05)	0.15	0.10	(0.01)	—	(0.01)	10.52	0.95	608	0.48		0.59		(0.48)		199
Year ended 02/28/15	10.45	0.01	(0.02)	(0.01)	(0.01)	—	(0.01)	10.43	(0.09)	4,416	0.52		0.59		0.10		106
Year ended 02/28/14	10.48	0.00	(0.02)	(0.02)	(0.01)	(0.00)	(0.01)	10.45	(0.16)	5,288	0.46		0.53		0.06		136
Year ended 02/28/13	10.48	0.01	0.01	0.02	(0.01)	(0.01)	(0.02)	10.48	0.20	5,912	0.40		0.49		0.12		58
Year ended 02/29/12	10.48	0.01	0.06	0.07	(0.02)	(0.05)	(0.07)	10.48	0.64	6,937	0.40		0.43		0.13		138
Class R6
Six months ended 08/31/16	10.51	0.21	(0.08)	0.13	(0.05)	—	(0.05)	10.59	1.28	719,592	0.30	(d)	0.33	(d)	3.85	(d)	41
Year ended 02/29/16(e)	10.40	(0.01)	0.12	0.11	—	—	—	10.51	1.06	36,414	0.30	(f)	0.46	(f)	(0.30	)(f)	199

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $33,678, $24,484, $11,262, $656, $167,723, for Class A, Class A2, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of December 31, 2015.
(f)	Annualized.

13                         Invesco Short Duration Inflation Protected Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2016 through August 31, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/16)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/16)	Expenses Paid During Period[2]
A	$1,000.00	$1,011.50	$2.79	$1,022.43	$2.80	0.55%
A2	1,000.00	1,012.00	2.28	1,022.94	2.29	0.45
Y	1,000.00	1,012.80	1.52	1,023.69	1.53	0.30
R5	1,000.00	1,012.80	1.52	1,023.69	1.53	0.30
R6	1,000.00	1,012.80	1.52	1,023.69	1.53	0.30

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2016 through August 31, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

14                         Invesco Short Duration Inflation Protected Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Short Duration Inflation Protected Fund’s (the Fund) (formerly, Invesco Limited Maturity Treasury Fund) investment advisory agreements. During contract renewal meetings held on June 7-8, 2016, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2016.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 8, 2016, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board noted that the Fund had recently changed its name and investment strategy and tracks a new peer Index. The Broadridge materials were with respect to the Fund’s prior investment strategy.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Class A2 shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that

15                         Invesco Short Duration Inflation Protected Fund

Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that although Invesco Advisers received a minimal amount of revenues from advising the Fund, Invesco Advisers and its subsidiaries did not make a profit from managing the Fund as a result of the recent investment strategy change. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

16                         Invesco Short Duration Inflation Protected Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 003-39519                 SDIP-SAR-1             Invesco Distributors, Inc.

Semiannual Report to Shareholders	August 31, 2016

Invesco Short Term Bond Fund Nasdaq: A: STBAX ¡ C: STBCX ¡ R: STBRX ¡ Y: STBYX ¡ R5: ISTBX ¡ R6: ISTFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
15	Financial Statements
17	Notes to Financial Statements
26	Financial Highlights
27	Fund Expenses
28	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/29/16 to 8/31/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.02%
Class C Shares	2.84
Class R Shares	2.72
Class Y Shares	2.98
Class R5 Shares	3.04
Class R6 Shares	3.16
Bloomberg Barclays U.S. Aggregate Index▼ (Broad Market Index)	3.68
Bloomberg Barclays 1-3 Year Government/Credit Index▼ (Style-Specific Index)	0.94
Lipper Short Investment Grade Debt Funds Indexn¡ (Peer Group Index)	1.96

Source(s): ▼FactSet Research Systems Inc.; ¡Lipper Inc.

The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

The Bloomberg Barclays 1-3 Year Government/Credit Index is an unmanaged index considered representative of short-term US corporate and government bonds with maturities from one to three years.

The Lipper Short Investment Grade Debt Funds Index is an unmanaged index considered representative of short investment-grade debt funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                                 Invesco Short Term Bond Fund

Average Annual Total Returns

As of 8/31/16, including maximum applicable sales charges

Class A Shares
Inception (4/30/04)	1.86%
10 Years	1.67
5 Years	1.48
1 Year	0.38

Class C Shares
Inception (8/30/02)	1.88%
10 Years	1.63
5 Years	1.64
1 Year	2.59

Class R Shares
Inception (4/30/04)	1.78%
10 Years	1.62
5 Years	1.64
1 Year	2.47

Class Y Shares
10 Years	2.02%
5 Years	2.15
1 Year	3.11

Class R5 Shares
Inception (4/30/04)	2.31%
10 Years	2.16
5 Years	2.17
1 Year	3.10

Class R6 Shares
10 Years	1.86%
5 Years	2.11
1 Year	3.22

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class C shares and includes the 12b-1 fees applicable to Class C shares.

     Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class C shares and includes the 12b-1 fees applicable to Class C shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and

Average Annual Total Returns

As of 6/30/16, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (4/30/04)	1.84%
10 Years	1.75
5 Years	1.32
1 Year	-0.42

Class C Shares
Inception (8/30/02)	1.87%
10 Years	1.71
5 Years	1.47
1 Year	1.76

Class R Shares
Inception (4/30/04)	1.77%
10 Years	1.71
5 Years	1.47
1 Year	1.76

Class Y Shares
10 Years	2.09%
5 Years	1.98
1 Year	2.27

Class R5 Shares
Inception (4/30/04)	2.30%
10 Years	2.25
5 Years	2.02
1 Year	2.39

Class R6 Shares
10 Years	1.93%
5 Years	1.92
1 Year	2.39

principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.68%, 1.03%, 1.03%, 0.53%, 0.43% and 0.42%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.68%, 1.18%, 1.03%, 0.53%, 0.43% and 0.42%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 2.50% sales charge. Class C shares have no upfront or contingent deferred sales charge; therefore, performance shown is at net asset value. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers by the distributor in effect through at least June 30, 2017. See current prospectus for more information.

3                                 Invesco Short Term Bond Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                                 Invesco Short Term Bond Fund

Schedule of Investments(a)

August 31, 2016

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds and Notes–57.93%
Aerospace & Defense–0.36%
L-3 Communications Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 11/15/2016	$800,000	$803,312
Lockheed Martin Corp., Sr. Unsec. Global Notes, 1.85%, 11/23/2018	4,286,000	4,344,744
		5,148,056

Agricultural Products–0.00%
Bunge Limited Finance Corp., Sr. Unsec. Gtd. Notes, 8.50%, 06/15/2019	11,000	12,863

Airlines–1.26%
American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Second Lien Pass Through Ctfs., 7.00%, 01/31/2018(b)	104,720	109,564
Series 2013-2, Class A, Sr. Sec. First Lien Global Pass Through Ctfs., 4.95%, 01/15/2023	1,174,698	1,289,230
Series 2015-2, Class B, Sec. Third Lien Pass Through Ctfs., 4.40%, 03/22/2025	2,262,000	2,297,344
Continental Airlines Pass Through Trust,
Series 2009-2, Class A, Sr. Sec. First Lien Global Pass Through Ctfs., 7.25%, 05/10/2021	3,011,835	3,446,669
Series 2010-1, Class B, Sec. Second Lien Pass Through Ctfs., 6.00%, 07/12/2020	593,830	621,443
Delta Air Lines Pass Through Trust, Series 2012-1, Class B, Sec. Second Lien Pass Through Ctfs., 6.88%, 05/07/2019(b)	3,329,505	3,602,108
WestJet Airlines Ltd. (Canada), Sr. Unsec. Gtd. Notes, 3.50%, 06/16/2021(b)	6,400,000	6,569,677
		17,936,035

Apparel Retail–0.05%
L Brands, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 06/15/2019	604,000	709,700

Asset Management & Custody Banks–0.20%
Bank of New York Mellon Corp. (The), Series G, Sr. Unsec. Notes, 2.20%, 05/15/2019	2,784,000	2,845,437

Auto Parts & Equipment–0.09%
Johnson Controls, Inc., Sr. Unsec. Global Notes, 1.40%, 11/02/2017	1,350,000	1,351,532

Automobile Manufacturers–6.08%
BMW US Capital, LLC (Germany), Sr. Unsec. Gtd. Notes, 1.50%, 04/11/2019(b)	6,533,000	6,558,410

	Principal Amount	Value
Automobile Manufacturers–(continued)
Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Notes,
1.65%, 03/02/2018(b)	$2,026,000	$2,034,999
2.00%, 08/03/2018(b)	9,104,000	9,205,145
1.50%, 07/05/2019(b)	7,275,000	7,241,510
2.00%, 07/06/2021(b)	5,193,000	5,208,363
3.88%, 09/15/2021(b)	3,136,000	3,425,141
Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes,
1.46%, 03/27/2017	2,543,000	2,547,839
1.68%, 09/08/2017	5,000,000	5,008,765
2.55%, 10/05/2018	3,000,000	3,048,392
2.02%, 05/03/2019	6,035,000	6,071,454
2.60%, 11/04/2019	1,438,000	1,465,396
Sr. Unsec. Notes, 5.00%, 05/15/2018	337,000	355,328
General Motors Co., Sr. Unsec. Global Notes, 3.50%, 10/02/2018	13,384,000	13,752,060
General Motors Financial Co., Inc., Sr. Unsec. Gtd. Global Notes,
2.40%, 05/09/2019	4,999,000	5,030,244
3.20%, 07/06/2021	2,613,000	2,650,562
Sr. Unsec. Gtd. Notes, 3.00%, 09/25/2017	2,000,000	2,028,750
3.15%, 01/15/2020	2,263,000	2,312,925
Jaguar Land Rover Automotive PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 4.25%, 11/15/2019(b)	5,644,000	5,905,035
Volkswagen International Finance N.V. (Germany), Sr. Unsec. Gtd. Notes, 1.13%, 11/18/2016(b)	3,036,000	3,034,877
		86,885,195

Automotive Retail–0.24%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/2020	2,171,000	2,410,074
AutoNation, Inc., Sr. Unsec. Gtd. Global Notes, 3.35%, 01/15/2021	968,000	993,643
		3,403,717

Biotechnology–1.57%
AbbVie Inc., Sr. Unsec. Global Notes,
1.75%, 11/06/2017	2,973,000	2,987,034
1.80%, 05/14/2018	13,158,000	13,227,803
Celgene Corp., Sr. Unsec. Global Notes, 2.88%, 08/15/2020	3,224,000	3,355,154
Gilead Sciences, Inc., Sr. Unsec. Global Notes, 3.05%, 12/01/2016	2,796,000	2,811,290
		22,381,281

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Short Term Bond Fund

	Principal Amount	Value
Brewers–2.20%
Anheuser-Busch InBev Finance, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 2.65%, 02/01/2021	$7,352,000	$7,580,291
Anheuser-Busch InBev Worldwide Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/2019	16,281,000	18,949,602
SABMiller Holdings Inc. (United Kingdom), Sr. Unsec. Gtd. Notes, 3.75%, 01/15/2022(b)	4,544,000	4,933,766
		31,463,659

Cable & Satellite–1.48%
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sr. Sec. First Lien Notes, 3.58%, 07/23/2020(b)	19,795,000	20,713,597
CSC Holdings LLC, Sr. Unsec. Deb., 7.63%, 07/15/2018	411,000	445,935
		21,159,532

Communications Equipment–0.57%
Cisco Systems, Inc., Sr. Unsec. Floating Rate Global Notes, 0.96%, 03/03/2017(c)	3,045,000	3,048,452
Harris Corp., Sr. Unsec. Global Notes, 2.00%, 04/27/2018	5,000,000	5,036,187
		8,084,639

Construction & Engineering–0.28%
AECOM Global II, LLC/URS Fox US LP, Sr. Unsec. Gtd. Global Notes, 3.85%, 04/01/2017	4,000,000	4,025,000

Consumer Finance–0.18%
Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 09/10/2018	470,000	489,975
American Express Credit Corp., Sr. Unsec. Medium-Term Notes, 1.80%, 07/31/2018	2,093,000	2,112,190
		2,602,165

Data Processing & Outsourced Services–0.23%
Visa Inc., Sr. Unsec. Global Notes, 2.20%, 12/14/2020	3,172,000	3,265,468

Diversified Banks–5.46%
Bank of America Corp., Sr. Unsec. Medium-Term Notes,
5.63%, 07/01/2020	590,000	667,082
Series L, Sr. Unsec. Medium-Term Notes, 1.35%, 11/21/2016	9,750,000	9,759,935
Bank of America, N.A., Series BKNT, Sr. Unsec. Notes, 1.65%, 03/26/2018	2,090,000	2,100,172
Barclays Bank PLC (United Kingdom), Unsec. Sub. Global Notes, 5.14%, 10/14/2020	1,195,000	1,291,565

	Principal Amount	Value
Diversified Banks–(continued)
Citigroup Inc., Sr. Unsec. Floating Rate Medium-Term Global Notes,
1.28%, 05/01/2017(c)	$2,109,000	$2,114,019
Sr. Unsec. Floating Rate Notes, 1.53%, 11/24/2017(c)	2,151,000	2,158,151
Sr. Unsec. Notes, 2.50%, 09/26/2018	7,500,000	7,629,405
Series N, Jr. Unsec. Sub. Global Notes, 5.80%(d)	4,637,000	4,706,555
Crédit Agricole S.A. (France), Sr. Unsec. Notes, 3.00%, 10/01/2017(b)	3,398,000	3,452,567
DNB Boligkreditt AS (Norway), Sr. Sec. Mortgage, 1.45%, 03/21/2018(b)	3,022,000	3,031,504
ING Groep N.V. (Netherlands), Jr. Unsec. Sub. Global Notes, 6.00%(d)	3,735,000	3,702,319
JPMorgan Chase & Co., Sr. Unsec. Floating Rate Medium-Term Notes, 1.18%, 03/01/2018(c)	2,121,000	2,120,309
Series 1, Jr. Unsec. Sub. Global Notes, 7.90%(d)	4,000,000	4,160,000
Series V, Jr. Unsec. Sub. Global Notes, 5.00%(d)	1,390,000	1,391,738
Mizuho Bank Ltd. (Japan), Sr. Unsec. Gtd. Floating Rate Notes,
1.09%, 09/25/2017(b)(c)	4,336,000	4,331,605
Sr. Unsec. Gtd. Notes, 1.70%, 09/25/2017(b)	5,000,000	5,014,025
Nordea Bank AB (Sweden), Jr. Unsec. Sub. Notes, 5.50%(b)(d)	3,140,000	3,159,625
Santander UK PLC (United Kingdom), Sr. Unsec. Global Notes, 3.05%, 08/23/2018	2,700,000	2,765,864
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 2.10%, 08/19/2019(b)	1,373,000	1,375,071
Turkiye Is Bankasi A.S. (Turkey), Sr. Unsec. Notes, 3.88%, 11/07/2017(b)	1,305,000	1,308,721
Voya Financial, Inc., Sr. Unsec. Gtd. Global Notes, 2.90%, 02/15/2018	3,811,000	3,882,935
Wells Fargo & Co., Sr. Unsec. Global Notes,
2.13%, 04/22/2019	3,541,000	3,604,966
Series K, Jr. Unsec. Sub. Global Notes, 7.98%(d)	4,000,000	4,240,000
		77,968,133

Diversified Capital Markets–0.21%
Credit Suisse AG (Switzerland), Sr. Unsec. Medium-Term Notes, 1.38%, 05/26/2017	2,961,000	2,961,243

Diversified Metals & Mining–0.12%
Teck Resources Ltd. (Canada), Sr. Unsec. Gtd. Notes, 4.50%, 01/15/2021	1,750,000	1,671,250

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Short Term Bond Fund

	Principal Amount	Value
Drug Retail–0.48%
Walgreens Boots Alliance Inc., Sr. Unsec. Global Notes,
1.75%, 11/17/2017	$4,500,000	$4,527,677
2.70%, 11/18/2019	2,221,000	2,293,586
		6,821,263

Electric Utilities–1.49%
Exelon Corp., Sr. Unsec. Global Notes, 2.85%, 06/15/2020	4,285,000	4,437,135
Georgia Power Co., Sr. Unsec. Global Bonds,
1.95%, 12/01/2018	6,001,000	6,090,598
Sr. Unsec. Notes, 2.85%, 05/15/2022	3,781,000	3,963,199
Southern Co. (The), Sr. Unsec. Global Notes, 1.55%, 07/01/2018	6,731,000	6,759,832
		21,250,764

Gas Utilities–0.38%
Kinder Morgan Finance Co. LLC, Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2018(b)	5,212,000	5,487,663

General Merchandise Stores–0.16%
Dollar General Corp., Sr. Unsec. Global Notes, 1.88%, 04/15/2018	2,240,000	2,255,770

Gold–0.35%
Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 3.63%, 09/01/2016	5,000,000	4,999,527

Health Care Distributors–0.12%
McKesson Corp., Sr. Unsec. Global Notes, 1.40%, 03/15/2018	1,670,000	1,672,252

Health Care Equipment–1.53%
Becton, Dickinson and Co., Sr. Unsec. Notes, 1.80%, 12/15/2017	2,500,000	2,514,779
Boston Scientific Corp., Sr. Unsec. Global Notes, 2.65%, 10/01/2018	1,700,000	1,749,158
Stryker Corp., Sr. Unsec. Global Notes, 2.00%, 03/08/2019	12,813,000	12,983,579
Zimmer Biomet Holdings Inc., Sr. Unsec. Global Notes, 2.00%, 04/01/2018	4,631,000	4,662,426
		21,909,942

Health Care Facilities–0.13%
HCA, Inc., Sr. Sec. Gtd. First Lien Global Notes,
6.50%, 02/15/2020	430,000	474,182
Sr. Sec. Gtd. First Lien Notes, 4.25%, 10/15/2019	1,270,000	1,332,230
		1,806,412

	Principal Amount	Value
Health Care Services–0.85%
Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes,
1.25%, 06/02/2017	$6,975,000	$6,981,093
2.25%, 06/15/2019	2,815,000	2,863,136
Laboratory Corp. of America Holdings, Sr. Unsec. Notes, 2.63%, 02/01/2020	2,236,000	2,280,910
		12,125,139

Hotels, Resorts & Cruise Lines–0.40%
Carnival Corp., Sr. Unsec. Gtd. Global Notes, 1.88%, 12/15/2017	2,285,000	2,299,509
Wyndham Worldwide Corp., Sr. Unsec. Notes,
2.95%, 03/01/2017	1,000,000	1,006,363
2.50%, 03/01/2018	2,385,000	2,408,307
		5,714,179

Housewares & Specialties–0.73%
Newell Brands Inc., Sr. Unsec. Global Notes, 2.60%, 03/29/2019	10,258,000	10,499,791

Industrial Conglomerates–0.50%
Hutchison Whampoa International (14) Ltd. (Hong Kong), Sr. Unsec. Gtd. Bonds, 1.63%, 10/31/2017(b)	7,080,000	7,097,767

Industrial Machinery–0.71%
Pentair Finance S.A. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.90%, 09/15/2018	10,000,000	10,076,430

Integrated Oil & Gas–0.92%
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 1.38%, 05/10/2019	12,756,000	12,753,615
Statoil ASA (Norway), Sr. Unsec. Gtd. Global Notes, 1.80%, 11/23/2016	350,000	350,450
		13,104,065

Integrated Telecommunication Services–1.49%
AT&T Inc., Sr. Unsec. Global Notes,
2.45%, 06/30/2020	7,024,000	7,183,469
Sr. Unsec. Notes, 1.75%, 01/15/2018	1,405,000	1,413,283
Telefonica Emisiones S.A.U. (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/2021	210,000	239,605
Verizon Communications Inc., Sr. Unsec. Global Notes,
1.38%, 08/15/2019	8,095,000	8,085,201
1.75%, 08/15/2021	4,348,000	4,317,118
		21,238,676

Internet Retail–0.51%
Amazon.com, Inc., Sr. Unsec. Global Notes, 2.60%, 12/05/2019	7,072,000	7,360,580

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Short Term Bond Fund

	Principal Amount	Value
Internet Software & Services–1.68%
Alibaba Group Holding Ltd. (China), Sr. Unsec. Gtd. Global Notes, 1.63%, 11/28/2017	$14,176,000	$14,212,815
Baidu Inc. (China), Sr. Unsec. Global Notes, 2.25%, 11/28/2017	1,940,000	1,954,770
Tencent Holdings Ltd. (China), Sr. Unsec. Notes,
2.00%, 05/02/2017(b)	5,714,000	5,729,291
3.38%, 05/02/2019(b)	2,026,000	2,102,092
		23,998,968

Investment Banking & Brokerage–2.18%
Cantor Fitzgerald, L.P., Unsec. Notes, 6.50%, 06/17/2022(b)	4,519,000	4,709,024
Goldman Sachs Group, Inc. (The), Sr. Unsec. Floating Rate Global Notes,
1.87%, 04/23/2020(c)	2,092,000	2,112,443
Sr. Unsec. Global Notes, 2.75%, 09/15/2020	2,004,000	2,059,071
Series L, Jr. Unsec. Sub. Notes, 5.70%(d)	4,952,000	5,081,990
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/2020(b)	2,135,000	2,367,382
Morgan Stanley, Sr. Unsec. Global Notes,
1.88%, 01/05/2018	10,967,000	11,026,282
Sr. Unsec. Medium-Term Global Notes, 5.50%, 07/24/2020	638,000	718,211
Series F, Sr. Unsec. Medium-Term Global Notes, 5.63%, 09/23/2019	348,000	386,998
5.95%, 12/28/2017	2,521,000	2,668,843
		31,130,244

Life & Health Insurance–1.39%
MetLife, Inc., Sr. Unsec. Global Notes, 1.76%, 12/15/2017	3,081,000	3,097,656
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/2021(b)	345,000	386,083
Pricoa Global Funding I, Sr. Sec. Notes, 2.20%, 05/16/2019(b)	5,965,000	6,080,852
Prudential Financial, Inc., Sr. Unsec. Medium-Term Global Notes, 2.30%, 08/15/2018	4,000,000	4,060,020
TIAA Asset Management Finance Co. LLC, Sr. Unsec. Notes, 2.95%, 11/01/2019(b)	6,000,000	6,165,459
		19,790,070

Life Sciences Tools & Services–0.35%
Thermo Fisher Scientific, Inc., Sr. Unsec. Global Notes, 2.15%, 12/14/2018	4,999,000	5,063,385

	Principal Amount	Value
Managed Health Care–1.57%
Aetna, Inc., Sr. Unsec. Global Notes,
1.90%, 06/07/2019	$12,075,000	$12,192,617
2.40%, 06/15/2021	5,000,000	5,075,625
Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/2021	980,000	1,066,191
UnitedHealth Group Inc., Sr. Unsec. Global Bonds,
1.70%, 02/15/2019	2,000,000	2,017,380
Sr. Unsec. Global Notes, 1.45%, 07/17/2017	2,000,000	2,008,875
		22,360,688

Motorcycle Manufacturers–0.22%
Harley-Davidson Financial Services, Inc., Sr. Unsec. Gtd. Notes, 2.25%, 01/15/2019(b)	3,118,000	3,178,742

Movies & Entertainment–0.19%
Viacom Inc., Sr. Unsec. Global Notes, 2.50%, 09/01/2018	2,710,000	2,747,360

Office Services & Supplies–0.51%
Steelcase, Inc., Sr. Unsec. Global Bonds, 6.38%, 02/15/2021	6,459,000	7,361,632

Oil & Gas Equipment & Services–1.11%
Petrofac Ltd. (United Kingdom), Sr. Unsec. Gtd. Notes, 3.40%, 10/10/2018(b)	6,801,000	6,849,158
Schlumberger Holdings Corp., Sr. Unsec. Notes,
1.90%, 12/21/2017(b)	5,000,000	5,032,642
2.35%, 12/21/2018(b)	3,951,000	4,020,267
		15,902,067

Oil & Gas Exploration & Production–1.25%
Anadarko Petroleum Corp., Sr. Unsec. Notes,
6.38%, 09/15/2017	1,125,000	1,182,594
8.70%, 03/15/2019	1,237,000	1,419,181
4.85%, 03/15/2021	2,700,000	2,880,280
ConocoPhillips Co., Sr. Unsec. Gtd. Global Notes, 4.20%, 03/15/2021	6,261,000	6,763,527
Hess Corp., Sr. Unsec. Global Notes, 1.30%, 06/15/2017	2,961,000	2,953,491
Noble Energy Inc., Sr. Unsec. Notes, 8.25%, 03/01/2019	2,292,000	2,632,827
		17,831,900

Oil & Gas Refining & Marketing–0.43%
Chevron Phillips Chemical Co. LLC, Sr. Unsec. Notes, 1.70%, 05/01/2018(b)	6,173,000	6,173,926

Oil & Gas Storage & Transportation–2.32%
Enbridge Inc. (Canada), Sr. Unsec. Notes, 5.60%, 04/01/2017	4,702,000	4,773,059

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Short Term Bond Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Energy Transfer Partners, L.P., Sr. Unsec. Notes, 6.13%, 02/15/2017	$1,376,000	$1,404,775
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Global Bonds,
5.20%, 09/01/2020	602,000	679,789
Sr. Unsec. Gtd. Notes, 2.55%, 10/15/2019	1,120,000	1,153,199
Kinder Morgan Energy Partners, L.P., Sr. Unsec. Gtd. Global Notes, 6.50%, 04/01/2020	1,000,000	1,120,453
Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Global Notes,
6.13%, 01/15/2017	6,000,000	6,101,022
Sr. Unsec. Notes, 5.75%, 01/15/2020	4,330,000	4,742,779
Southern Natural Gas Co., L.L.C., Sr. Unsec. Gtd. Notes, 5.90%, 04/01/2017(b)	8,641,000	8,860,663
Western Gas Partners L.P., Sr. Unsec. Notes, 2.60%, 08/15/2018	2,350,000	2,352,620
Williams Partners L.P., Sr. Unsec. Notes, 4.13%, 11/15/2020	1,833,000	1,905,444
		33,093,803

Other Diversified Financial Services–1.31%
Athene Global Funding, Sec. Notes, 2.88%, 10/23/2018(b)	8,000,000	7,933,232
Citizens Financial Group, Inc., Jr. Unsec. Sub. Global Bonds, 5.50%(d)	3,900,000	3,880,500
Doric Nimrod Air Alpha Pass Through Trust (Guernsey), Series 2013-1, Class B, Sec. Second Lien Pass Through Ctfs., 6.13%, 11/30/2021(b)	1,940,599	2,023,074
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.35%, 10/15/2019(b)	2,775,000	2,816,957
USAA Capital Corp., Sr. Unsec. Notes, 2.45%, 08/01/2020(b)	2,000,000	2,063,259
		18,717,022

Packaged Foods & Meats–0.45%
Kraft Heinz Foods Co. (The), Sr. Unsec. Gtd. Global Notes, 2.80%, 07/02/2020	1,254,000	1,305,719
Smithfield Foods Inc., Sr. Unsec. Notes,
5.25%, 08/01/2018(b)	486,000	492,683
6.63%, 08/15/2022	4,367,000	4,639,937
		6,438,339

Pharmaceuticals–3.55%
Actavis Funding SCS, Sr. Unsec. Gtd. Global Bonds, 1.30%, 06/15/2017	10,000,000	10,000,955
Bayer US Finance LLC (Germany), Sr. Unsec. Gtd. Notes, 1.50%, 10/06/2017(b)	7,893,000	7,896,970

	Principal Amount	Value
Pharmaceuticals–(continued)
Mylan N.V., Sr. Unsec. Gtd. Notes,
2.50%, 06/07/2019(b)	$7,000,000	$7,095,641
3.15%, 06/15/2021(b)	3,288,000	3,353,615
Perrigo Co. PLC, Sr. Unsec. Global Notes, 1.30%, 11/08/2016	3,000,000	3,000,750
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), Sr. Unsec. Gtd. Global Notes,
1.40%, 07/20/2018	9,500,000	9,485,508
1.70%, 07/19/2019	6,780,000	6,797,584
2.20%, 07/21/2021	3,082,000	3,085,463
		50,716,486

Property & Casualty Insurance–0.62%
Suncorp-Metway Ltd. (Australia), Sr. Unsec. Notes, 2.35%, 04/27/2020(b)	8,805,000	8,872,090

Regional Banks–2.32%
BB&T Corp., Sr. Unsec. Medium-Term Notes, 2.25%, 02/01/2019	1,250,000	1,274,656
Branch Banking & Trust Co., Series BKNT, Sr. Unsec. Notes,
1.00%, 04/03/2017	3,300,000	3,300,795
2.30%, 10/15/2018	10,000,000	10,209,835
CIT Group Inc., Sr. Unsec. Notes, 5.50%, 02/15/2019(b)	1,646,000	1,750,933
Fifth Third Bancorp, Series J, Jr. Unsec. Sub. Notes, 4.90%(d)	2,000,000	1,970,000
PNC Bank, N.A., Series BKNT, Sr. Unsec. Notes, 1.30%, 10/03/2016	6,000,000	6,000,075
SunTrust Banks, Inc., Jr. Unsec. Sub. Notes, 5.63%(d)	5,350,000	5,557,312
Series BKNT, Sr. Unsec. Floating Rate Global Notes, 1.26%, 02/15/2017(c)	3,018,000	3,015,768
		33,079,374

Retail REIT’s–0.25%
Simon Property Group L.P., Sr. Unsec. Notes, 1.50%, 02/01/2018(b)	3,500,000	3,519,687

Semiconductors–0.87%
Freescale Semiconductor Inc., Sr. Sec. Gtd. First Lien Notes, 6.00%, 01/15/2022(b)	4,000,000	4,220,500
QUALCOMM Inc., Sr. Unsec. Global Notes, 1.40%, 05/18/2018	8,204,000	8,250,792
		12,471,292

Sovereign Debt–1.11%
Argentine Republic Government International Bond (Argentina), Sr. Unsec. Notes, 6.25%, 04/22/2019(b)	14,894,000	15,891,898

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Short Term Bond Fund

	Principal Amount	Value
Specialized Finance–0.56%
Aviation Capital Group Corp., Sr. Unsec. Notes, 2.88%, 09/17/2018(b)	$4,305,000	$4,381,067
International Lease Finance Corp., Sr. Unsec. Global Notes,
5.88%, 04/01/2019	811,000	874,866
Sr. Unsec. Notes, 8.88%, 09/01/2017	506,000	538,574
Moody’s Corp., Sr. Unsec. Global Notes, 2.75%, 07/15/2019	2,150,000	2,209,848
		8,004,355

Specialized REIT’s–0.36%
American Tower Corp., Sr. Unsec. Global Notes, 2.80%, 06/01/2020	762,000	781,581
Sr. Unsec. Notes, 5.05%, 09/01/2020	2,266,000	2,512,899
Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes, 6.11%, 01/15/2020(b)	900,000	999,414
4.88%, 08/15/2020(b)	245,000	263,445
EPR Properties, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/2020	500,000	580,331
		5,137,670

Systems Software–0.18%
Symantec Corp., Sr. Unsec. Global Notes, 2.75%, 06/15/2017	2,500,000	2,517,960

Technology Hardware, Storage & Peripherals–0.86%
Apple Inc., Sr. Unsec. Global Notes, 1.55%, 02/07/2020	5,155,000	5,188,278
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec. First Lien Notes, 3.48%, 06/01/2019(b)	6,878,000	7,077,658
		12,265,936

Thrifts & Mortgage Finance–0.06%
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/2021	750,000	920,403

Trading Companies & Distributors–0.33%
AerCap Aviation Solutions B.V., Sr. Unsec. Gtd. Global Notes, 6.38%, 05/30/2017	653,000	675,855
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Global Notes, 2.75%, 05/15/2017	4,000,000	4,032,500
		4,708,355

Trucking–0.17%
Penske Truck Leasing Co., L.P./PTL Finance Corp., Sr. Unsec. Notes, 3.20%, 07/15/2020(b)	2,374,000	2,448,764

	Principal Amount	Value
Wireless Telecommunication Services–0.40%
América Móvil, S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Global Notes, 2.38%, 09/08/2016	$870,000	$870,036
5.00%, 03/30/2020	1,841,000	2,045,112
Sprint Communications Inc., Sr. Unsec. Gtd. Notes, 9.00%, 11/15/2018(b)	2,500,000	2,762,500
		5,677,648
Total U.S. Dollar Denominated Bonds and Notes (Cost $817,587,702)		827,315,189

U.S. Treasury Securities–19.83%
U.S. Treasury Bills–0.05%
0.25%, 11/17/2016(e)(f)	55,000	54,969
0.26%, 11/17/2016(e)(f)	160,000	159,909
0.45%, 11/17/2016(e)(f)	500,000	499,717
		714,595

U.S. Treasury Notes–19.78%
0.75%, 08/31/2018	172,928,300	172,718,884
0.75%, 08/15/2019	52,995,200	52,726,090
1.13%, 08/31/2021	57,219,700	57,020,804
		282,465,778
Total U.S. Treasury Securities (Cost $283,273,176)		283,180,373

Asset-Backed Securities–14.90%
Atrium V Corp., Series 5A, Class B, Floating Rate Pass Through Ctfs., 1.50%, 07/20/2020(b)(c)	1,737,000	1,698,459
Banc of America Commercial Mortgage Trust,
Series 2006-1, Class AJ, Pass Through Ctfs., 5.46%, 09/10/2045	234,358	234,234
Series 2006-1, Class B, Pass Through Ctfs., 5.49%, 09/10/2045	6,300,000	6,291,990
Series 2007-4, Class A1A, Pass Through Ctfs., 5.77%, 02/10/2051	2,378,747	2,440,750
Banc of America Funding Trust, Series 2006-G, Class 3A1, Floating Rate Pass Through Ctfs., 3.17%, 07/20/2036(c)	366,127	366,119
Banc of America Mortgage Securities Inc., Series 2004-D, Class 2A2, Floating Rate Pass Through Ctfs., 3.26%, 05/25/2034(c)	117,438	116,496
Barclays Bank Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, Floating Rate Pass Through Ctfs., 3.41%, 05/15/2032(b)(c)	4,080,000	4,020,175
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, Variable Rate Pass Through Ctfs., 2.77%, 08/25/2033(c)	189,210	187,763

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Short Term Bond Fund

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust,
Series 2006-T22, Class B, Variable Rate Pass Through Ctfs., 5.91%, 04/12/2038(b)(c)	$2,173,153	$2,178,428
Series 2006-T24, Class A4, Pass Through Ctfs., 5.54%, 10/12/2041	12,149	12,139
Carlyle High Yield Partners VIII, Ltd., Series 2006-8A, Class B, Floating Rate Pass Through Ctfs., 1.19%, 05/21/2021(b)(c)	800,000	782,937
Series 2006-8A, Class A2B, Floating Rate Pass Through Ctfs., 1.15%, 05/21/2021(b)(c)	4,616,000	4,579,053
Carlyle High Yield Partners X, Ltd., Series 2007-10A, Class A2A, Floating Rate Pass Through Ctfs., 0.90%, 04/19/2022(b)(c)	8,328,803	8,323,109
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, Floating Rate Pass Through Ctfs., 1.91%, 12/15/2027(b)(c)	2,050,789	2,057,044
Centurion CDO 9 Ltd. (Cayman Islands), Series 2005-9A, Class A2, Floating Rate Pass Through Ctfs., 1.11%, 07/17/2019(b)(c)	1,875,000	1,829,214
REGS, Series 2005-9X, Class A2, Floating Rate Pass Through Ctfs., 1.11%, 07/17/2019(b)(c)	4,000,000	3,902,323
CGBAM Commercial Mortgage Trust, Series 2014-HD, Class B, Floating Rate Pass Through Ctfs., 1.71%, 02/15/2031(b)(c)	5,000,000	4,981,233
Cifc Funding Ltd. (Cayman Islands), Series 2007-2A, Class B, Floating Rate Pass Through Ctfs., 1.43%, 04/15/2021(b)(c)	2,340,000	2,286,940
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, Variable Rate Pass Through Ctfs., 2.64%, 08/25/2034(c)	618,757	598,730
Commercial Mortgage Trust, Series 2006-C8, Class A1A, Pass Through Ctfs., 5.29%, 12/10/2046	747,026	751,861
Series 2013-THL, Class A2, Floating Rate Pass Through Ctfs., 1.55%, 06/08/2030(b)(c)	4,125,000	4,136,856
Countrywide Alternative Loan Trust, Series 2004-8CB, Class A, Floating Rate Pass Through Ctfs., 0.79%, 06/25/2034(c)	1,896,050	1,879,320
Credit Suisse Mortgage Trust, Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.99%, 09/26/2034(b)(c)	26,978	27,030
Eaton Vance CDO VII PLC (Ireland), Series 1-A, Class B2, Floating Rate Pass Through Ctfs., 1.06%, 03/25/2026(b)(c)	1,058,000	1,041,732

	Principal Amount	Value
Flagship CLO V (Cayman Islands), Series 2006-1A, Class B, Floating Rate Pass Through Ctfs., 1.00%, 09/20/2019(b)(c)	$2,849,789	$2,858,823
Gale Force 3 Clo, Ltd. (Cayman Islands), Series 2007-3A, Class A2, Floating Rate Pass Through Ctfs., 0.93%, 04/19/2021(b)(c)	767,333	764,032
GS Mortgage Securities Corp II, Series 2015-GC30, Class A2, Pass Through Ctfs., 2.73%, 05/10/2050	2,687,186	2,769,825
GS Mortgage Securities Trust, Series 2007-GG10, Class A4, Variable Rate Pass Through Ctfs., 5.99%, 08/10/2045(c)	941,224	958,954
Series 2013-GC14, Class A1, Pass Through Ctfs., 1.22%, 08/10/2046	666,383	665,796
GP Portfolio Trust, Series 2014-GPP, Class B, Floating Rate Pass Through Ctfs., 1.81%, 02/15/2027(b)(c)	5,000,000	4,945,646
Hilton USA Trust, Series 2013-HLT, Class BFX, Pass Through Ctfs., 3.37%, 11/05/2030(b)	1,550,000	1,554,674
Hyatt Hotel Portfolio Trust, Series 2015-HYT, Class B, Floating Rate Pass Through Ctfs., 2.21%, 11/15/2029(b)(c)	5,002,000	5,006,415
ING Investment Management CLO II, Ltd. (Cayman Islands),
Series 2006-2A, Class A2, Floating Rate Pass Through Ctfs., 1.10%, 08/01/2020(b)(c)	676,082	675,812
Series 2006-2A, Class B, Floating Rate Pass Through Ctfs., 1.16%, 08/01/2020(b)(c)	4,032,000	4,013,746
Inwood Park CDO Ltd. (Cayman Islands), Series 2006-1A, Class B, Floating Rate Pass Through Ctfs., 1.09%, 01/20/2021(b)(c)	3,784,000	3,743,594
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2004-LN2, Class A1A, Pass Through Ctfs., 4.84%, 07/15/2041(b)	391,828	390,949
Series 2006-LDP8, Class AJ, Pass Through Ctfs., 5.48%, 05/15/2045	1,800,000	1,798,442
Series 2007-LDPX, Class A1A, Pass Through Ctfs., 5.44%, 01/15/2049	2,790,247	2,822,138
Series 2013-C10, Class A1, Pass Through Ctfs., 0.73%, 12/15/2047	562,245	560,945
Series 2013-C16, Class A2, Pass Through Ctfs., 3.07%, 12/15/2046	3,123,973	3,214,199
Series 2014-INN, Class A, Floating Rate Pass Through Ctfs., 1.43%, 06/15/2029(b)(c)	1,661,000	1,654,869

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Short Term Bond Fund

	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C15, Class A2, Pass Through Ctfs., 2.98%, 11/15/2045	$3,243,112	$3,331,624
Series 2015-C28, Class A2, Pass Through Ctfs., 2.77%, 10/15/2048	3,316,008	3,435,036
Series 2015-C29, Class A2, Pass Through Ctfs., 2.92%, 05/15/2048	1,631,269	1,700,783
Katonah Ltd. (Cayman Islands), Series 2007-IA, Class A2L, Floating Rate Pass Through Ctfs., 2.21%, 04/23/2022(b)(c)	2,928,000	2,901,672
Landmark VIII CLO Ltd. (Cayman Islands), Series 2006-8A, Class B, Floating Rate Pass Through Ctfs., 1.05%, 10/19/2020(b)(c)	3,500,000	3,441,045
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AM, Pass Through Ctfs., 5.38%, 11/15/2038	6,250,000	6,261,054
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/2041(b)	4,415,604	4,437,522
MAPS CLO Fund II Ltd. (Cayman Islands), Series 2007-2A, Class A2, Floating Rate Pass Through Ctfs., 1.15%, 07/20/2022(b)(c)	3,730,000	3,632,005
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, Floating Rate Pass Through Ctfs., 2.72%, 11/25/2035(c)	1,754,324	1,702,276
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class A2, Pass Through Ctfs., 3.12%, 08/15/2047	2,606,406	2,718,703
Series 2015-C23, Class A2, Pass Through Ctfs., 2.98%, 07/15/2050	2,682,532	2,805,299
Morgan Stanley Capital I Trust,
Series 2006-HQ9, Class AJ, Pass Through Ctfs., 5.79%, 07/12/2044	832,573	831,940
Series 2006-HQ10, Class AJ, Pass Through Ctfs., 5.39%, 11/12/2041	3,943,000	3,921,060
Series 2007-IQ14, Class A4, Pass Through Ctfs., 5.69%, 04/15/2049	1,725,249	1,746,230
Series 2015-XLF1, Class A, Floating Rate Pass Through Ctfs., 1.66%, 08/14/2031(b)(c)	4,339,269	4,313,391
PFP Ltd. (Cayman Islands), Series 2015-2, Class B, Floating Rate Pass Through Ctfs., 3.21%, 07/14/2034(b)(c)	4,181,000	4,184,210

	Principal Amount	Value
PPM Grayhawk CLO, Ltd. (Cayman Islands), Series 2007-1A, Class A2B, Floating Rate Pass Through Ctfs., 0.98%, 04/18/2021(b)(c)	$576,580	$571,615
RAIT Financial Trust, Series 2015-FL4, Class B, Floating Rate Pass Through Ctfs., 2.81%, 12/15/2031(b)(c)	3,409,797	3,422,071
RBSSP Resecuritization Trust, Series 2009-13, Class 10A3, Variable Rate Pass Through Ctfs., 2.90%, 01/26/2036(b)(c)	1,259,719	1,262,841
Sequoia Mortgage Trust,
Series 2013-3, Class A1, Pass Through Ctfs., 2.00%, 03/25/2043	2,845,705	2,757,511
Series 2013-4, Class A3, Pass Through Ctfs., 1.55%, 04/25/2043	2,616,878	2,543,915
Series 2013-6, Class A2, Pass Through Ctfs., 3.00%, 05/25/2043	3,835,044	3,904,236
Series 2013-7, Class A2, Pass Through Ctfs., 3.00%, 06/25/2043	2,472,718	2,526,593
Silverado CLO Ltd. (Cayman Islands), Series 2006-2A, Class A1J, Floating Rate Pass Through Ctfs., 1.03%, 10/16/2020(b)(c)	4,700,000	4,661,538
Starwood Retail Property Trust, Series 2014-STAR, Class C, Floating Rate Pass Through Ctfs., 3.01%, 11/15/2027(b)(c)	5,000,000	4,928,984
Stone Tower CLO VII Ltd. (Cayman Islands), Series 2007-7A, Class A3, Floating Rate Pass Through Ctfs., 1.80%, 08/30/2021(b)(c)	1,491,000	1,481,801
Stoney Lane Funding I Corp., Series 2007-1A, Class A2, Floating Rate Pass Through Ctfs., 1.06%, 04/18/2022(b)(c)	1,987,000	1,904,844
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 5A3, Variable Rate Pass Through Ctfs., 2.98%, 11/25/2034(c)	837,683	835,890
Symphony CLO II, Ltd. (Cayman Islands),
Series 2006-2A, Class A2B, Floating Rate Pass Through Ctfs., 1.16%, 10/25/2020(b)(c)	2,000,000	1,982,807
Series 2006-2A, Class A3, Floating Rate Pass Through Ctfs., 1.25%, 10/25/2020(b)(c)	2,868,000	2,829,977
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class A1, Pass Through Ctfs., 0.67%, 12/10/2045	406,203	405,672
Series 2013-C5, Class A1, Pass Through Ctfs., 0.78%, 03/10/2046	1,412,578	1,406,807

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Short Term Bond Fund

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C25, Class D, Variable Rate Pass Through Ctfs., 6.01%, 05/15/2043(c)	$3,000,000	$2,992,137
Series 2006-C26, Class A1A, Variable Rate Pass Through Ctfs., 6.01%, 06/15/2045(c)	82,478	82,455
Series 2006-C27, Class AJ, Variable Rate Pass Through Ctfs., 5.83%, 07/15/2045(c)	5,840,000	5,869,200
WaMu Mortgage Pass Through Trust, Series 2003-AR8, Class A, Floating Rate Pass Through Ctfs., 2.70%, 08/25/2033(c)	988,029	999,810
Wells Fargo Commercial Mortgage Trust,
Series 2012-LC5, Class A1, Pass Through Ctfs., 0.69%, 10/15/2045	805,548	803,962
Series 2012-LC5, Class A2, Pass Through Ctfs., 1.84%, 10/15/2045	5,000,000	5,022,990
Series 2014-TISH, Class B, Floating Rate Pass Through Ctfs., 1.86%, 02/15/2027(b)(c)	3,500,000	3,518,675
Series 2015-NXS1, Class A2, Pass Through Ctfs., 2.63%, 05/15/2048	1,479,471	1,523,753
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 3.11%, 07/25/2034(c)	697,333	697,506
Series 2004-S, Class A1, Floating Rate Pass Through Ctfs., 2.99%, 09/25/2034(c)	175,227	178,708
Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.85%, 12/25/2034(c)	464,218	473,790
WFRBS Commercial Mortgage Trust,
Series 2012-C6, Class XA, IO, Variable Rate Pass Through Ctfs., 2.41%, 04/15/2045(b)(c)	2,593,906	220,532
Series 2012-C9, Class A1, Pass Through Ctfs., 0.67%, 11/15/2045	855,459	853,274
Series 2012-C10, Class XA, IO, Variable Rate Pass Through Ctfs., 1.87%, 12/15/2045(b)(c)	4,320,679	322,464
Series 2013-C12, Class A1, Pass Through Ctfs., 0.74%, 03/15/2048	67,680	67,646
Series 2013-C16, Class B, Variable Rate Pass Through Ctfs., 5.15%, 09/15/2046(c)	4,500,000	5,190,853
Series 2014-C24, Class A2, Pass Through Ctfs., 2.86%, 11/15/2047	1,948,461	2,022,423
Total Asset-Backed Securities (Cost $212,672,919)		212,753,924

	Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.54%
Collateralized Mortgage Obligations–0.03%
Fannie Mae REMICS, 0.97%, 02/25/2047(c)	$135,136	$133,869
Freddie Mac REMICS,
7.50%, 09/15/2029	184,242	213,688
1.51%, 12/15/2031(c)	49,431	50,575
1.46%, 01/15/2032(c)	28,089	28,820
		426,952

Federal Deposit Insurance Co. (FDIC)–0.00%
Series 2010-S1, Class 1A, Structured Sale Gtd. Floating Rate Notes, 1.07%, 02/25/2048(b)(c)	30,153	30,154

Federal Home Loan Mortgage Corp. (FHLMC)–0.10%
Pass Through Ctfs.,
7.50%, 10/01/2016	82	82
7.00%, 12/01/2016 to 10/01/2034	598,689	679,832
6.00%, 02/01/2017 to 03/01/2023	216,915	233,426
8.50%, 02/01/2019 to 08/17/2026	250,233	282,333
6.50%, 12/01/2035	45,145	51,747
Pass Through Ctfs., ARM,
2.58%, 07/01/2036(c)	123,105	128,545
3.03%, 02/01/2037(c)	26,901	28,615
2.93%, 01/01/2038(c)	46,123	49,091
		1,453,671

Federal National Mortgage Association (FNMA)–0.30%
Pass Through Ctfs.,
6.50%, 11/01/2016 to 10/01/2035	497,603	557,305
7.00%, 02/01/2017 to 08/01/2036	2,060,488	2,290,624
7.50%, 04/01/2017 to 02/01/2031	311,810	358,320
8.00%, 12/01/2017 to 08/01/2032	383,474	400,730
8.50%, 07/01/2018 to 07/01/2030	253,806	301,327
9.00%, 01/01/2030	78,067	89,458
Pass Through Ctfs., ARM,
2.31%, 09/01/2019(c)	441	442
2.56%, 11/01/2032(c)	42,398	45,335
2.71%, 05/01/2035(c)	170,009	179,683
2.74%, 03/01/2038(c)	48,061	50,834
		4,274,058

Government National Mortgage Association (GNMA)–0.11%
Pass Through Ctfs.,
7.00%, 08/15/2017 to 06/15/2032	111,218	120,389
9.50%, 09/15/2017	91	92
6.00%, 06/15/2018	48,251	49,387
7.75%, 11/15/2019 to 02/15/2021	55,735	55,939
6.50%, 07/15/2023 to 02/15/2034	1,040,978	1,196,610
7.50%, 12/20/2025	25,789	30,349
8.50%, 07/20/2027	58,428	67,317
		1,520,083
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $6,951,693)		7,704,918

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Short Term Bond Fund

	Shares	Value
Preferred Stocks–0.43%
Investment Banking & Brokerage–0.20%
Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	105,000	$2,840,250

Regional Banks–0.16%
PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	75,000	2,265,000

Reinsurance–0.07%
Reinsurance Group of America, Inc., 6.20% Unsec. Sub. Pfd.	33,000	1,011,120
Total Preferred Stocks (Cost $5,325,000)		6,116,370

	Principal Amount
Municipal Obligations–0.21%
Florida Hurricane Catastrophe Fund Finance Corp.; Series 2013 A, RB,
2.11%, 07/01/2018 (Cost $3,000,000)	$3,000,000	3,052,470

	Shares	Value
Money Market Funds–7.26%
Government & Agency Portfolio–Institutional Class, 0.29%(g)	62,193,890	$62,193,890
Treasury Portfolio–Institutional Class, 0.22%(g)	41,462,593	41,462,593
Total Money Market Funds (Cost $103,656,483)		103,656,483
TOTAL INVESTMENTS–101.10% (Cost $1,432,466,973)		1,443,779,727
OTHER ASSETS LESS LIABILITIES–(1.10)%		(15,760,856)
NET ASSETS–100.00%		$1,428,018,871

Investment Abbreviations:

ARM	– Adjustable Rate Mortgage
CDO	– Collateralized Debt Obligation
CLO	– Collateralized Loan Obligation
Ctfs.	– Certificates
Deb.	– Debentures
Gtd.	– Guaranteed

IO	– Interest Only
Jr.	– Junior
Pfd.	– Preferred
RB	– Revenue Bonds
REGS	– Regulation S
REIT	– Real Estate Investment Trust

REMICS	– Real Estate Mortgage Investment Conduits
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2016 was $377,820,949, which represented 26.46% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(d)	Perpetual bond with no specified maturity date.
(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K and Note 4.
(g)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of August 31, 2016.

Portfolio Composition

By security type, based on Net Assets

as of August 31, 2016

U.S. Dollar Denominated Bonds and Notes	57.9%
U.S. Treasury Securities	19.8
Asset-Backed Securities	14.9
U.S. Government Sponsored Agency Mortgage-Backed Securities	0.6
Preferred Stocks	0.4
Municipal Obligations	0.2
Money Market Funds Plus Other Assets Less Liabilities	6.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Short Term Bond Fund

Statement of Assets and Liabilities

August 31, 2016

(Unaudited)

Assets:
Investments, at value (Cost $1,328,810,490)	$1,340,123,244
Investments in affiliated money market funds, at value and cost	103,656,483
Total investments, at value (Cost $1,432,466,973)	1,443,779,727
Receivable for:
Variation margin — futures	25,875
Fund shares sold	7,588,322
Dividends and interest	7,512,387
Custody expenses reimbursed	121,666
Fund expenses absorbed	58,341
Principal paydowns	314
Premiums paid on swap agreements	78,873
Investment for trustee deferred compensation and retirement plans	128,258
Other assets	98,749
Total assets	1,459,392,512

Liabilities:
Payable for:
Investments purchased	27,269,229
Fund shares reacquired	2,982,215
Dividends	196,619
Swaps payable	12,167
Accrued fees to affiliates	544,473
Accrued trustees’ and officers’ fees and benefits	5,922
Accrued other operating expenses	106,126
Trustee deferred compensation and retirement plans	143,134
Unrealized depreciation on swap agreements—OTC	113,756
Total liabilities	31,373,641
Net assets applicable to shares outstanding	$1,428,018,871

Net assets consist of:
Shares of beneficial interest	$1,460,608,398
Undistributed net investment income	(177,499)
Undistributed net realized gain (loss)	(43,502,049)
Net unrealized appreciation	11,090,021
$1,428,018,871

Net Assets:
Class A	$413,582,191
Class C	$458,792,008
Class R	$4,106,984
Class Y	$77,342,896
Class R5	$1,220,443
Class R6	$472,974,349

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	47,819,591
Class C	53,062,790
Class R	474,235
Class Y	8,941,449
Class R5	141,226
Class R6	54,618,062
Class A:
Net asset value per share	$8.65
Maximum offering price per share
(Net asset value of $8.65 ÷ 97.50%)	$8.87
Class C:
Net asset value and offering price per share	$8.65
Class R:
Net asset value and offering price per share	$8.66
Class Y:
Net asset value and offering price per share	$8.65
Class R5:
Net asset value and offering price per share	$8.64
Class R6:
Net asset value and offering price per share	$8.66

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Short Term Bond Fund

Statement of Operations

For the six months ended August 31, 2016

(Unaudited)

Investment income:
Interest	$11,488,371
Dividends	155,184
Dividends from affiliated money market funds	84,311
Other income	92,022
Total investment income	11,819,888

Expenses:
Advisory fees	1,781,234
Administrative services fees	134,671
Distribution fees:
Class A	298,732
Class C	1,472,681
Class R	10,324
Transfer agent fees — A, C, R and Y	518,889
Transfer agent fees — R5	12
Transfer agent fees — R6	719
Trustees’ and officers’ fees and benefits	14,545
Registration and filing fees	76,100
Reports to shareholders	56,355
Professional services fees	49,223
Other	48,140
Total expenses	4,461,625
Less: Fees waived and expense offset arrangement(s)	(364,237)
Net expenses	4,097,388
Net investment income	7,722,500

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	1,033,474
Futures contracts	(473,770)
Swap agreements	(79,247)
480,457
Change in net unrealized appreciation of:
Investment securities	19,941,871
Futures contracts	71,763
Swap agreements	45,338
20,058,972
Net realized and unrealized gain	20,539,429
Net increase in net assets resulting from operations	$28,261,929

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Short Term Bond Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2016 and the year ended February 29, 2016

(Unaudited)

	August 31, 2016	February 29, 2016
Operations:
Net investment income	$7,722,500	$14,038,679
Net realized gain (loss)	480,457	(2,231,329)
Change in net unrealized appreciation (depreciation)	20,058,972	(14,161,108)
Net increase (decrease) in net assets resulting from operations	28,261,929	(2,353,758)

Distributions to shareholders from net investment income:
Class A	(3,451,023)	(7,049,456)
Class C	(3,152,187)	(7,505,717)
Class R	(28,752)	(62,704)
Class Y	(566,877)	(1,145,164)
Class R5	(11,958)	(22,955)
Class R6	(1,427,693)	(599,863)
Total distributions from net investment income	(8,638,490)	(16,385,859)

Share transactions–net:
Class A	26,539,442	48,208,134
Class C	6,535,262	(23,250,455)
Class R	(45,085)	479,096
Class Y	19,946,631	10,274,726
Class R5	31,592	159,542
Class R6	408,462,981	40,993,539
Net increase in net assets resulting from share transactions	461,470,823	76,864,582
Net increase in net assets	481,094,262	58,124,965

Net assets:
Beginning of period	946,924,609	888,799,644
End of period (includes undistributed net investment income of $(177,499) and $738,491, respectively)	$1,428,018,871	$946,924,609

Notes to Financial Statements

August 31, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Short Term Bond Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class C, Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

17                         Invesco Short Term Bond Fund

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer

18                         Invesco Short Term Bond Fund

derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

19                         Invesco Short Term Bond Fund

K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market

20                         Invesco Short Term Bond Fund

fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of August 31, 2016 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

M.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
N.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.35%
Next $500 million	0.325%
Next $1.5 billion	0.30%
Next $2.5 billion	0.29%
Over $5 billion	0.28%

For the six months ended August 31, 2016, the effective advisory fees incurred by the Fund was 0.34%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.40%, 1.75% (after 12b-1 fee waivers), 1.75%, 1.25%, 1.25% and 1.25%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2018, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2016, the Adviser waived advisory fees of $23,249.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.15% of the Fund’s average daily net assets of Class A shares, 0.65% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. IDI has contractually agreed, through at least June 30, 2017, to waive 12b-1 fees for Class C shares to the extent necessary to limit 12b-1 fees to 0.50% of average daily net assets. 12b-1 fees

21                         Invesco Short Term Bond Fund

before fee waivers under this agreement are shown as Distribution fees in the Statement of Operations. For the six months ended August 31, 2016, 12b-1 fees incurred for Class C shares were $1,132,831 after fee waivers of $339,850.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2016, IDI advised the Fund that IDI retained $45,297 in front-end sales commissions from the sale of Class A shares and $72,600 and $3,129 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$109,772,853	$—	$—	$109,772,853
U.S. Treasury Securities	—	283,180,373	—	283,180,373
Corporate Debt Securities	—	811,423,291	—	811,423,291
Sovereign Debt Securities	—	15,891,898	—	15,891,898
U.S. Government Sponsored Agency Securities	—	7,704,918	—	7,704,918
Asset-Backed Securities	—	212,753,924	—	212,753,924
Municipal Obligations	—	3,052,470	—	3,052,470
	109,772,853	1,334,006,874	—	1,443,779,727
Futures Contracts*	(108,976)	—	—	(108,976)
Swap Agreements*	—	(113,756)	—	(113,756)
Total Investments	$109,663,877	$1,333,893,118	$—	$1,443,556,995

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2016:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Credit risk:
Swap agreements(a)	$—	$(113,756)
Interest rate risk:
Futures contracts(b)	—	(108,976)
Total	$—	$(222,732)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Unrealized depreciation on swap agreements – OTC.
(b)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets and Liabilities.

22                         Invesco Short Term Bond Fund

Effect of Derivative Investments for the six months ended August 31, 2016

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures Contracts	Swap Agreements
Realized Gain (Loss):
Credit risk	$—	$(79,247)
Interest rate risk	(473,770)	—
Change in Net Unrealized Appreciation:
Credit risk	—	45,338
Interest rate risk	71,763	—
Total	$(402,007)	$(33,909)

The table below summarizes the average notional value of futures contracts and swap agreements outstanding during the period.

	Futures Contracts	Swap Agreements
Average notional value	$272,416,246	$6,000,000

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	Long	828	December-2016	$180,762,750	$(79,397)
U.S. Treasury 10 Year Notes	Short	603	December-2016	(78,945,891)	(29,579)
Total futures contracts — interest rate risk					$(108,976)

Open Over-The-Counter Credit Default Swap Agreements – Credit Risk
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Bank of America Merrill Lynch	Citigroup, Inc.	Buy	(1.00)%	June-2017	0.28%	$(6,000,000)	$78,873	$(113,756)

(a)	Implied credit spreads represent the current level as of August 31, 2016 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on the Fund’s financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

23                         Invesco Short Term Bond Fund

The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of August 31, 2016.

	Gross amounts of Recognized Assets	Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Financial Instruments	Collateral Received		Net Amount
Counterparty			Non-Cash	Cash
Bank of America Merrill Lynch	$78,873	$(78,873)	$—	$—	$—

	Gross amounts of Recognized Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Financial Instruments	Collateral Pledged		Net Amount
Counterparty			Non-Cash	Cash
Bank of America Merrill Lynch	$125,923	$(78,873)	$—	$—	$47,050

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2016, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,138.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund’s total assets.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 29, 2016, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2017	$10,084,651	$—	$10,084,651
February 28, 2018	24,733,191	—	24,733,191
February 28, 2019	38,154	—	38,154
Not subject to expiration	2,764,491	6,533,588	9,298,079
	$37,620,487	$6,533,588	$44,154,075

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

24                         Invesco Short Term Bond Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2016 was $292,111,128 and $298,287,436, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $1,079,029,885 and $884,793,967, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$14,137,031
Aggregate unrealized (depreciation) of investment securities	(2,830,105)
Net unrealized appreciation of investment securities	$11,306,926

Cost of investments for tax purposes is $1,432,472,801.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended August 31, 2016(a)		Year ended February 29, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	16,246,414	$139,617,801	31,282,265	$268,416,445
Class C	13,308,113	114,384,059	25,713,225	220,848,029
Class R	54,857	471,030	242,940	2,085,481
Class Y	5,705,999	49,202,869	7,694,808	65,921,475
Class R5	2,332	20,144	28,148	240,000
Class R6(b)	48,046,179	416,079,394	7,171,746	60,956,466

Issued as reinvestment of dividends:
Class A	344,164	2,963,435	704,952	6,038,116
Class C	311,932	2,684,663	746,884	6,396,174
Class R	3,317	28,588	7,199	61,734
Class Y	41,931	361,086	90,287	773,642
Class R5	1,331	11,448	2,609	22,331
Class R6	165,211	1,427,693	67,476	578,430

Reacquired:
Class A	(13,504,673)	(116,041,794)	(26,362,565)	(226,246,427)
Class C	(12,866,806)	(110,533,460)	(29,175,756)	(250,494,658)
Class R	(63,394)	(544,703)	(194,243)	(1,668,119)
Class Y	(3,441,929)	(29,617,324)	(6,592,258)	(56,420,391)
Class R5	—	—	(11,928)	(102,789)
Class R6	(1,044,134)	(9,044,106)	(2,419,198)	(20,541,357)
Net increase in share activity	53,310,844	$461,470,823	8,996,591	$76,864,582

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 63% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	During the six months ended August 31, 2016, Class R6 shares valued at $413,924,823 were issued to investors in the CollegeBound 529 program.

25                         Invesco Short Term Bond Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of Capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 08/31/16	$8.47	$0.07	$0.19	$0.26	$(0.08)	$—	$(0.08)	$8.65	3.02%	$413,582	0.67	%(d)	0.67	%(d)	1.56	%(d)	126%
Year ended 02/29/16	8.65	0.15	(0.16)	(0.01)	(0.17)	—	(0.17)	8.47	(0.12)	379,091	0.68		0.68		1.72		200
Year ended 02/28/15	8.71	0.16	(0.05)	0.11	(0.17)	—	(0.17)	8.65	1.24	338,347	0.69		0.69		1.79		250
Year ended 02/28/14	8.75	0.15	(0.04)	0.11	(0.15)	—	(0.15)	8.71	1.25	291,609	0.63		0.67		1.75		278
Year ended 02/28/13	8.68	0.18	0.08	0.26	(0.19)	(0.00)	(0.19)	8.75	2.98	249,685	0.54		0.68		2.01		44
Year ended 02/29/12	8.72	0.21	(0.05)	0.16	(0.20)	—	(0.20)	8.68	1.85	195,146	0.56		0.72		2.39		40
Class C
Six months ended 08/31/16	8.47	0.05	0.19	0.24	(0.06)	—	(0.06)	8.65	2.84	458,792	1.02	(d)	1.17	(d)	1.21	(d)	126
Year ended 02/29/16	8.65	0.12	(0.16)	(0.04)	(0.14)	—	(0.14)	8.47	(0.47)	443,163	1.03		1.18		1.37		200
Year ended 02/28/15	8.71	0.13	(0.05)	0.08	(0.14)	—	(0.14)	8.65	0.88	475,892	1.04		1.19		1.44		250
Year ended 02/28/14	8.74	0.12	(0.03)	0.09	(0.12)	—	(0.12)	8.71	1.01	450,694	0.98		1.17		1.40		278
Year ended 02/28/13	8.68	0.15	0.07	0.22	(0.16)	(0.00)	(0.16)	8.74	2.50	497,135	0.89		1.18		1.66		44
Year ended 02/29/12	8.71	0.18	(0.04)	0.14	(0.17)	—	(0.17)	8.68	1.65	319,379	0.90		1.28		2.05		40
Class R
Six months ended 08/31/16	8.49	0.05	0.18	0.23	(0.06)	—	(0.06)	8.66	2.72	4,107	1.02	(d)	1.02	(d)	1.21	(d)	126
Year ended 02/29/16	8.66	0.12	(0.15)	(0.03)	(0.14)	—	(0.14)	8.49	(0.35)	4,068	1.03		1.03		1.37		200
Year ended 02/28/15	8.72	0.13	(0.05)	0.08	(0.14)	—	(0.14)	8.66	0.88	3,669	1.04		1.04		1.44		250
Year ended 02/28/14	8.76	0.12	(0.04)	0.08	(0.12)	—	(0.12)	8.72	0.90	3,612	0.98		1.02		1.40		278
Year ended 02/28/13	8.69	0.15	0.08	0.23	(0.16)	(0.00)	(0.16)	8.76	2.63	3,447	0.89		1.03		1.66		44
Year ended 02/29/12	8.73	0.18	(0.05)	0.13	(0.17)	—	(0.17)	8.69	1.54	2,975	0.90		1.06		2.05		40
Class Y
Six months ended 08/31/16	8.48	0.07	0.18	0.25	(0.08)	—	(0.08)	8.65	2.98	77,343	0.52	(d)	0.52	(d)	1.71	(d)	126
Year ended 02/29/16	8.65	0.16	(0.15)	0.01	(0.18)	—	(0.18)	8.48	0.15	56,237	0.53		0.53		1.87		200
Year ended 02/28/15	8.71	0.17	(0.05)	0.12	(0.18)	—	(0.18)	8.65	1.38	47,086	0.54		0.54		1.94		250
Year ended 02/28/14	8.75	0.16	(0.04)	0.12	(0.16)	—	(0.16)	8.71	1.40	45,591	0.48		0.52		1.90		278
Year ended 02/28/13	8.68	0.19	0.08	0.27	(0.20)	(0.00)	(0.20)	8.75	3.14	28,829	0.39		0.53		2.16		44
Year ended 02/29/12	8.72	0.22	(0.04)	0.18	(0.22)	—	(0.22)	8.68	2.04	21,676	0.40		0.56		2.55		40
Class R5
Six months ended 08/31/16	8.47	0.08	0.18	0.26	(0.09)	—	(0.09)	8.64	3.04	1,220	0.41	(d)	0.41	(d)	1.82	(d)	126
Year ended 02/29/16	8.64	0.17	(0.15)	0.02	(0.19)	—	(0.19)	8.47	0.26	1,165	0.43		0.43		1.97		200
Year ended 02/28/15	8.71	0.18	(0.06)	0.12	(0.19)	—	(0.19)	8.64	1.37	1,026	0.44		0.44		2.04		250
Year ended 02/28/14	8.75	0.17	(0.04)	0.13	(0.17)	—	(0.17)	8.71	1.45	1,761	0.43		0.44		1.95		278
Year ended 02/28/13	8.68	0.19	0.08	0.27	(0.20)	(0.00)	(0.20)	8.75	3.14	2,167	0.39		0.44		2.16		44
Year ended 02/29/12	8.72	0.22	(0.04)	0.18	(0.22)	—	(0.22)	8.68	2.04	6,901	0.40		0.46		2.55		40
Class R6
Six months ended 08/31/16	8.48	0.08	0.19	0.27	(0.09)	—	(0.09)	8.66	3.16	472,974	0.41	(d)	0.41	(d)	1.82	(d)	126
Year ended 02/29/16	8.66	0.17	(0.16)	0.01	(0.19)	—	(0.19)	8.48	0.14	63,201	0.42		0.42		1.98		200
Year ended 02/28/15	8.72	0.18	(0.05)	0.13	(0.19)	—	(0.19)	8.66	1.50	22,779	0.43		0.43		2.05		250
Year ended 02/28/14	8.75	0.17	(0.03)	0.14	(0.17)	—	(0.17)	8.72	1.58	16,230	0.42		0.43		1.96		278
Year ended 02/28/13(e)	8.76	0.08	0.00	0.08	(0.09)	(0.00)	(0.09)	8.75	0.89	5,886	0.40	(f)	0.44	(f)	2.15	(f)	44

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 29, 2012, the portfolio turnover calculation excludes the value of securities purchased of $108,844,548 and sold of $18,391,076 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco LIBOR Alpha Fund and Invesco Van Kampen Limited Duration Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $395,062, $449,439, $4,096, $60,338, $1,188 and $142,686 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of September 24, 2012 for Class R6 shares.
(f)	Annualized.

26                         Invesco Short Term Bond Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2016 through August 31, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/16)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/16)	Expenses Paid During Period[2]
A	$1,000.00	$1,030.20	$3.43	$1,021.83	$3.41	0.67%
C	1,000.00	1,028.40	5.21	1,020.06	5.19	1.02
R	1,000.00	1,027.20	5.21	1,020.06	5.19	1.02
Y	1,000.00	1,029.80	2.66	1,022.58	2.65	0.52
R5	1,000.00	1,030.40	2.10	1,023.14	2.09	0.41
R6	1,000.00	1,031.60	2.10	1,023.14	2.09	0.41

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2016 through August 31, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

27                         Invesco Short Term Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Short Term Bond Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 7-8, 2016, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2016.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 8, 2016, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Short Investment Grade Debt Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

28                         Invesco Short Term Bond Fund

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds with investment strategies comparable to those of the Fund.

The Board considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other types of client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended.

Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a similar scope of services.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that although Invesco Advisers made a profit from advising the Fund, overall Invesco Advisers did not make a profit. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

29                         Invesco Short Term Bond Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 033-39519                 STB-SAR-1             Invesco Distributors, Inc.

Semiannual Report to Shareholders	August 31, 2016
Invesco U.S. Government Fund
Nasdaq: A: AGOVX ¡ B: AGVBX ¡ C: AGVCX ¡ R: AGVRX ¡ Y: AGVYX ¡ Investor: AGIVX R5: AGOIX

2 Fund Performance

4 Letters to Shareholders

5 Schedule of Investments

9 Financial Statements

11 Notes to Financial Statements

19 Financial Highlights

20 Fund Expenses

21 Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/29/16 to 8/31/16, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.10%
Class B Shares	1.83
Class C Shares	1.72
Class R Shares	1.98
Class Y Shares	2.23
Investor Class Shares	2.11
Class R5 Shares	2.28
Bloomberg Barclays U.S. Aggregate Index▼ (Broad Market Index)	3.68
Bloomberg Barclays U.S. Government Index▼ (Style-Specific Index)	2.07
Lipper Intermediate U.S. Government Funds Index■ (Peer Group Index)	1.66

Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

    The Bloomberg Barclays U.S. Government Index is an unmanaged index considered representative of fixed income obligations issued by the US Treasury, government agencies and quasi-federal corporations.

    The Lipper Intermediate U.S. Government Funds Index is an unmanaged index considered representative of intermediate US government funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                         Invesco U.S. Government Fund

Average Annual Total Returns
As of 8/31/16, including maximum applicable sales charges
Class A Shares
Inception (4/28/87)	5.19%
10 Years	3.43
5 Years	0.98
1 Year	-0.62

Class B Shares
Inception (9/7/93)	4.05%
10 Years	3.26
5 Years	0.74
1 Year	-1.85

Class C Shares
Inception (8/4/97)	3.46%
10 Years	3.12
5 Years	1.12
1 Year	2.16

Class R Shares
Inception (6/3/02)	3.43%
10 Years	3.63
5 Years	1.61
1 Year	3.56

Class Y Shares
10 Years	4.10%
5 Years	2.14
1 Year	4.19

Investor Class Shares
Inception (9/30/03)	3.47%
10 Years	3.91
5 Years	1.87
1 Year	3.84

Class R5 Shares
Inception (4/29/05)	4.09%
10 Years	4.31
5 Years	2.25
1 Year	4.30

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of

Average Annual Total Returns
As of 6/30/16, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (4/28/87)	5.22%
10 Years	3.60
5 Years	1.67
1 Year	-0.01

Class B Shares
Inception (9/7/93)	4.08%
10 Years	3.45
5 Years	1.42
1 Year	-1.31

Class C Shares
Inception (8/4/97)	3.49%
10 Years	3.28
5 Years	1.80
1 Year	2.59

Class R Shares
Inception (6/3/02)	3.48%
10 Years	3.81
5 Years	2.31
1 Year	4.21

Class Y Shares
10 Years	4.27%
5 Years	2.82
1 Year	4.62

Investor Class Shares
Inception (9/30/03)	3.52%
10 Years	4.08
5 Years	2.57
1 Year	4.49

Class R5 Shares
Inception (4/29/05)	4.14%
10 Years	4.50
5 Years	2.94
1 Year	4.73

Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R5 shares was 0.95%, 1.70%, 1.70%, 1.20%, 0.70%, 0.93% and 0.59%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and

Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                         Invesco U.S. Government Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means offering a wide range of strategies designed to go beyond market benchmarks. We trust our research-driven insights, have confidence in our investment processes and build portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices – consistent with the investment strategies spelled out in each fund’s prospectus. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco U.S. Government Fund

Schedule of Investments

August 31, 2016

(Unaudited)

	Principal Amount	Value
U.S. Treasury Securities–43.36%
U.S. Treasury Bills–0.22%
0.45%, 11/17/2016(a)(b)	$1,600,000	$1,599,093

U.S. Treasury Notes–33.88%
0.63%, 09/30/2017	1,550,000	1,548,638
0.75%, 12/31/2017	500,000	500,059
0.88%, 01/31/2018	9,750,000	9,767,706
1.13%, 06/15/2018	10,000,000	10,055,660
1.00%, 08/15/2018	6,300,000	6,321,779
1.38%, 09/30/2018	5,000,000	5,055,665
1.38%, 12/31/2018	6,300,000	6,374,075
1.00%, 03/15/2019	8,500,000	8,526,231
1.63%, 06/30/2019	11,000,000	11,217,855
0.75%, 07/15/2019	15,000,000	14,928,225
1.63%, 07/31/2019	17,700,000	18,054,690
1.00%, 11/30/2019	4,000,000	4,002,108
3.63%, 02/15/2020	7,800,000	8,485,550
1.38%, 02/29/2020	7,500,000	7,587,450
3.50%, 05/15/2020	3,500,000	3,807,276
1.38%, 08/31/2020	13,500,000	13,633,677
2.00%, 09/30/2020	4,900,000	5,067,957
1.75%, 12/31/2020	7,800,000	7,992,254
1.38%, 01/31/2021	4,000,000	4,034,220
1.25%, 03/31/2021	13,500,000	13,538,758
3.13%, 05/15/2021	9,700,000	10,547,799
1.13%, 06/30/2021	4,000,000	3,985,784
2.13%, 06/30/2021	9,000,000	9,385,488
1.13%, 07/31/2021	9,800,000	9,760,957
2.13%, 08/15/2021	3,700,000	3,857,901
2.00%, 10/31/2021	2,500,000	2,593,018
2.00%, 11/15/2021	100,000	103,732
2.13%, 12/31/2021	3,000,000	3,131,310
1.75%, 05/15/2022	1,750,000	1,791,734
2.00%, 07/31/2022	9,000,000	9,333,630
1.75%, 09/30/2022	7,000,000	7,155,722
2.13%, 12/31/2022	12,000,000	12,525,468
1.50%, 02/28/2023	4,500,000	4,524,962
1.63%, 04/30/2023	4,000,000	4,050,080
2.38%, 08/15/2024	5,000,000	5,322,655
2.00%, 02/15/2025	2,000,000	2,072,774
2.25%, 11/15/2025	700,000	740,195
		251,383,042

U.S. Treasury Inflation — Indexed Notes–2.04%(c)
0.13%, 04/15/2020	2,933,135	2,960,917
0.63%, 01/15/2026	11,687,565	12,184,754
		15,145,671

	Principal Amount		Value
U.S. Treasury Bonds–6.72%
7.88%, 02/15/2021	$6,500,000		$8,397,948
3.50%, 02/15/2039	2,500,000		3,152,443
4.25%, 05/15/2039	2,900,000		4,046,634
4.63%, 02/15/2040	2,800,000		4,114,085
4.75%, 02/15/2041	2,000,000		3,005,352
3.38%, 05/15/2044	11,900,000		14,822,009
3.00%, 05/15/2045	3,000,000		3,492,540
2.88%, 08/15/2045	4,100,000		4,663,110
2.50%, 05/15/2046	3,000,000		3,174,729
2.25%, 08/15/2046	1,000,000		1,003,555
			49,872,405

U.S. Treasury Inflation — Indexed Bonds–0.50%
0.75%, 02/15/2045	3,581,951	(c)	3,724,975
Total U.S. Treasury Securities (Cost $312,409,019)			321,725,186

U.S. Government Sponsored Agency Mortgage-Backed Securities–37.61%
Collateralized Mortgage Obligations–16.58%
Fannie Mae REMICs,
5.00%, 04/25/2018 to 08/25/2019	1,266,441		1,296,147
4.00%, 07/25/2018 to 07/25/2040	3,657,111		3,867,174
2.25%, 02/25/2021	228,290		230,850
0.87%, 10/25/2025(d)	1,573,978		1,572,049
2.50%, 03/25/2026	1,003,319		1,015,973
7.00%, 09/18/2027	1,030,647		1,147,310
6.50%, 03/25/2032	2,664,646		3,075,175
5.75%, 10/25/2035	835,336		932,209
0.82%, 05/25/2036(d)	3,622,003		3,610,777
4.25%, 02/25/2037	1,223,570		1,281,768
0.97%, 03/25/2037(d)	2,516,629		2,518,293
1.02%, 03/25/2037 to 03/25/2040(d)	4,072,113		4,083,288
0.92%, 06/25/2038(d)	5,627,127		5,633,925
6.58%, 06/25/2039(d)	2,228,777		2,624,655
1.07%, 02/25/2041(d)	3,666,180		3,687,224
1.04%, 11/25/2041(d)	1,733,616		1,741,834
Freddie Mac REMICs,
4.00%, 12/15/2017	79,103		80,165
4.50%, 07/15/2018 to 11/15/2039	1,174,023		1,221,635
3.00%, 10/15/2018 to 04/15/2026	1,460,454		1,493,051
5.00%, 01/15/2019 to 04/15/2019	382,345		390,060
1.01%, 12/15/2035 to 03/15/2040(d)	6,262,903		6,292,609
0.81%, 03/15/2036 to 09/15/2044(d)	19,336,915		19,308,401
0.82%, 11/15/2036(d)	2,724,525		2,722,497
0.88%, 03/15/2037(d)	2,073,712		2,072,597
0.91%, 05/15/2037 to 06/15/2037(d)	6,732,549		6,748,742
0.86%, 03/15/2039(d)	1,054,668		1,058,989
0.96%, 03/15/2039 to 02/15/2042(d)	16,438,923		16,470,115
1.37%, 11/15/2039(d)	500,948		509,190

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco U.S. Government Fund

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac STRIPS, 0.82%, 10/15/2037(d)	$5,843,097	$5,820,067
Ginnie Mae REMICs,
5.73%, 08/20/2034(d)	1,533,586	1,731,326
4.00%, 02/20/2038	369,205	373,713
5.87%, 01/20/2039(d)	4,721,564	5,359,628
1.31%, 09/16/2039(d)	1,797,644	1,822,755
4.49%, 07/20/2041(d)	1,068,801	1,153,634
2.00%, 09/20/2041(d)	4,888,770	5,045,036
0.76%, 01/20/2042(d)	1,570,637	1,567,931
Ginnie Mae REMICs, IO,
1.58%, 09/20/2064(d)	11,504,848	1,021,055
1.62%, 11/20/2064(d)	7,448,246	649,398
1.67%, 12/20/2064(d)	19,709,448	1,806,126
		123,037,371

Federal Deposit Insurance Co. (FDIC)–0.01%
Series 2010-S1, Class 1A, Structured Sale Gtd. Floating Rate Notes, 1.07%, 02/25/2048(d)(e)	37,691	37,693

Federal Home Loan Mortgage Corp. (FHLMC)–7.43%
Pass Through Ctfs.,
6.50%, 09/01/2016 to 12/01/2035	5,098,071	6,004,510
7.00%, 12/01/2016 to 03/01/2036	1,260,413	1,437,060
6.00%, 06/01/2017 to 07/01/2038	861,633	925,538
10.00%, 01/01/2019 to 04/01/2020	51,916	55,488
10.50%, 08/01/2019 to 01/01/2021	1,342	1,361
4.50%, 09/01/2020 to 01/01/2040	4,254,940	4,702,371
8.50%, 09/01/2020 to 08/01/2031	229,736	284,610
7.50%, 11/01/2020 to 05/01/2035	2,465,659	2,892,332
9.50%, 11/01/2020 to 04/01/2025	31,837	33,076
9.00%, 06/01/2021 to 04/01/2025	163,453	177,622
5.50%, 12/01/2022 to 01/01/2037	1,343,955	1,433,617
8.00%, 10/01/2023 to 02/01/2035	547,442	654,631
3.50%, 08/01/2026	2,471,714	2,645,827
3.00%, 05/01/2027 to 07/01/2027	3,712,305	3,920,976
7.05%, 05/20/2027	204,775	228,972
6.03%, 10/20/2030	433,648	507,227
5.00%, 07/01/2035 to 01/01/2040	2,236,781	2,499,976
Pass Through Ctfs., ARM,
2.83%, 09/01/2035(d)	1,479,353	1,564,439
2.49%, 10/01/2036(d)	2,191,064	2,316,154
2.75%, 10/01/2036(d)	601,794	638,679
2.77%, 12/01/2036(d)	454,894	478,154
2.38%, 05/01/2037(d)	854,097	894,389
2.89%, 11/01/2037(d)	2,609,740	2,710,129
2.93%, 01/01/2038 to 07/01/2038(d)	3,169,658	3,360,610
2.47%, 06/01/2043(d)	3,869,569	4,072,322
3.09%, 06/01/2044(d)	1,152,781	1,194,758
2.91%, 02/01/2045(d)	3,207,764	3,316,517
2.78%, 08/01/2045(d)	2,758,668	2,850,982
3.12%, 09/01/2045(d)	3,236,434	3,354,417
		55,156,744

	Principal Amount	Value
Federal National Mortgage Association (FNMA)–9.93%
Pass Through Ctfs.,
6.50%, 09/01/2016 to 10/01/2038	$4,103,067	$4,756,147
9.00%, 12/01/2016	1,139	1,144
5.00%, 01/01/2017 to 03/01/2039	2,704,480	2,946,556
6.00%, 03/01/2017 to 10/01/2038	4,549,680	5,235,895
7.50%, 04/01/2017 to 08/01/2037	3,807,383	4,585,094
7.00%, 06/01/2017 to 06/01/2036	4,797,350	5,585,486
8.00%, 12/01/2017 to 12/01/2036	3,072,263	3,706,564
4.50%, 04/01/2019 to 08/01/2039	3,768,829	4,091,643
10.00%, 12/20/2019 to 12/20/2021	35,104	35,736
5.50%, 03/01/2021 to 05/01/2035	5,530,002	6,374,182
9.50%, 08/01/2022	2,800	2,960
6.75%, 07/01/2024	365,658	420,690
8.50%, 01/01/2025 to 08/01/2037	984,963	1,172,923
9.87%, 04/20/2025	11,556	11,778
6.95%, 07/01/2025 to 10/01/2025	72,581	73,650
3.50%, 05/01/2027 to 06/01/2027	4,648,899	4,921,355
Pass Through Ctfs., ARM,
2.69%, 10/01/2034 to 05/01/2035(d)	3,983,749	4,222,806
2.78%, 01/01/2037 to 02/01/2042(d)	8,372,539	8,833,304
2.29%, 06/01/2043(d)	3,230,903	3,318,988
2.26%, 08/01/2043(d)	3,189,441	3,262,156
2.16%, 06/01/2044(d)	701,391	722,426
2.49%, 07/01/2044(d)	3,099,916	3,175,855
2.83%, 11/01/2045(d)	4,197,154	4,344,645
2.82%, 02/01/2046(d)	1,825,688	1,881,938
		73,683,921

Government National Mortgage Association (GNMA)–3.66%
Pass Through Ctfs.,
8.75%, 10/20/2016	404	404
8.00%, 12/15/2016 to 04/15/2036	1,328,602	1,560,945
9.00%, 03/15/2017 to 04/15/2021	15,296	15,515
9.50%, 08/15/2017 to 03/15/2023	22,431	24,467
6.50%, 09/15/2017 to 09/15/2034	2,353,391	2,673,697
10.00%, 12/15/2017 to 07/15/2024	58,363	60,684
7.00%, 07/15/2018 to 12/15/2036	1,030,954	1,115,712
6.95%, 07/20/2025 to 11/20/2026	291,635	310,070
7.50%, 03/15/2026 to 10/15/2035	1,648,983	2,003,131
6.00%, 12/15/2028 to 08/15/2033	1,057,653	1,225,473
8.50%, 07/15/2030 to 01/15/2037	148,027	166,087
6.10%, 12/20/2033	2,354,061	2,782,593
3.50%, 08/20/2042 to 10/20/2042	3,983,884	4,139,326
4.00%, 09/20/2045	10,148,759	11,038,040
		27,116,144
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $268,654,777)		279,031,873

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco U.S. Government Fund

	Principal Amount	Value
Bonds–11.84%
Collateralized Mortgage Obligations–11.47%
Banc of America Commercial Mortgage Trust, IO, Series 2015-UBS7, Class XA, Variable Rate Pass Through Ctfs., 1.08%, 09/15/2048(d)	$19,600,530	$1,202,306
Barclays Bank Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, Floating Rate Pass Through Ctfs., 3.41%, 05/15/2032(d)(e)	3,070,000	3,024,984
Bear Stearns ARM Trust, Series 2004-10, Class 12A1, Variable Rate Pass Through Ctfs., 2.97%, 01/25/2035(d)	1,258,513	1,251,632
Chase Mortgage Trust, Series 2016-1, Class M3, Variable Rate Pass Through Ctfs., 3.75%, 04/25/2045(d)(e)	3,658,935	3,689,561
Series 2016-2, Class M3, Variable Rate Pass Through Ctfs., 3.75%, 12/25/2045(d)(e)	4,489,995	4,517,174
Commercial Mortgage Trust, Series 2013-THL, Class A2, Floating Rate Pass Through Ctfs., 1.55%, 06/08/2030(d)(e)	6,675,000	6,694,186
Series 2015-CR23, Class CMB, Variable Rate Pass Through Ctfs., 3.81%, 05/10/2048(d)(e)	5,390,000	5,478,830
Series 2015-CR24, Class B, Variable Rate Pass Through Ctfs., 4.52%, 08/10/2048(d)	6,800,000	7,523,883
Credit Suisse Mortgage Capital Trust, Series 2015-TOWN, Class B, Floating Rate Pass Through Ctfs., 2.41%, 03/15/2017(d)(e)	8,100,000	7,968,550
La Hipotecaria El Salvadorian Mortgage Trust (El Salvador), Series 2013-1A, Class A, Pass Through Ctfs., 3.50%, 10/25/2041 (Acquired 04/22/2013; Cost $8,812,008)(e)	8,514,018	9,024,859
La Hipotecaria Panamanian Mortgage Trust (El Salvador), Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 2.25%, 09/08/2039 (Acquired 11/05/2010-10/27/2011; Cost $13,111,162)(d)(e)	12,679,132	13,178,373
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/2041(e)	5,337,046	5,363,538
Morgan Stanley Capital I Trust, Series 2015-XLF2, Class AFSD, Floating Rate Pass Through Ctfs., 4.16%, 08/15/2026(d)(e)	3,600,000	3,589,316
Towd Point Mortgage Trust, Series 2015-1, Class AES, Pass Through Ctfs., 3.00%, 10/25/2053(e)	4,991,720	5,077,010
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class B, Variable Rate Pass Through Ctfs., 4.27%, 05/15/2048(d)	7,100,000	7,487,739
		85,071,941

	Principal Amount	Value
Sovereign Debt-0.37%
Israel Government Agency for International Development (AID) Bond, Unsec. Gtd. Global Bonds, 5.13%, 11/01/2024	$2,200,000	$2,741,886
Total Bonds (Cost $85,960,105)		87,813,827

U.S. Government Sponsored Agency Securities–3.88%
Federal Agricultural Mortgage Corp.(FAMC)–0.83%
Series 2007-1, Sec. Gtd. Notes, 5.13%, 04/19/2017(e)	6,000,000	6,174,174

Federal Farm Credit Bank (FFCB)–0.74%
Unsec. Medium-Term Notes, 5.75%, 12/07/2028	4,000,000	5,502,868

Federal Home Loan Mortgage Corp. (FHLMC)–0.48%
Unsec. Global Notes, 2.38%, 01/13/2022	3,400,000	3,576,266

Tennessee Valley Authority (TVA)–1.83%
Sr. Unsec. Global Bonds, 4.88%, 12/15/2016	11,377,000	11,522,865
Sr. Unsec. Global Notes, 1.88%, 08/15/2022	2,000,000	2,039,118
		13,561,983
Total U.S. Government Sponsored Agency Securities (Cost $29,670,405)		28,815,291

Corporate Notes–2.10%
Private Export Funding Corp.–2.10%
Series BB, Sec. Gtd. Notes,
4.30%, 12/15/2021	4,800,000	5,481,439
Series FF, Sec. Gtd. Notes,
1.38%, 02/15/2017	5,000,000	5,013,648
Series HH, Sr. Sec. Gtd. Notes,
1.45%, 08/15/2019	5,000,000	5,048,772
Total Corporate Notes (Cost $14,793,745)		15,543,859

	Shares
Money Market Funds–0.89%
Government & Agency Portfolio–Institutional Class, 0.29% (Cost $6,595,014)(f)	6,595,014	6,595,014

Options Purchased–0.05%
(Cost $359,900)(g)		370,106
TOTAL INVESTMENTS–99.73% (Cost $718,442,965)		739,895,156
OTHER ASSETS LESS LIABILITIES–0.27%		1,976,223
NET ASSETS–100.00%		$741,871,379

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco U.S. Government Fund

Investment Abbreviations:

ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
Gtd.	– Guaranteed
IO	– Interest Only
REMICs	– Real Estate Mortgage Investment Conduits
Sec.	– Secured
Sr.	– Senior
STRIPS	– Separately Traded Registered Interest and Principal Security
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J and Note 4.
(c)	Principal amount of security and interest payments are adjusted for inflation. See Note 1I.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2016 was $73,818,248, which represented 9.95% of the Fund’s Net Assets.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of August 31, 2016.
(g)	The table below details options purchased.

Open Over-The-Counter Interest Rate Swaptions Purchased
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Value	Value
30 Year Interest Rate Swap	Call	Deutsche Bank Securities Inc.	1.67	Receive	3 Month USD LIBOR	05/16/2017	$6,100,000	$338,989
30 Year Interest Rate Swap	Put	Deutsche Bank Securities Inc.	2.67	Pay	3 Month USD LIBOR	05/16/2017	6,100,000	31,117
Total Options Purchased — Interest Rate Risk (Cost $359,900)								$370,106

Abbreviations:

LIBOR	– London Interbank Offered Rate
USD	– U.S. Dollar

Portfolio Composition

By security type, based on Net Assets

as of August 31, 2016

U.S. Treasury Securities	43.4%
U.S. Government Sponsored Agency Mortgage-Backed Securities	37.6
Bonds	11.8
U.S. Government Sponsored Agency Securities	3.9
Corporate Notes	2.1
Money Market Funds Plus Other Assets Less Liabilities	1.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco U.S. Government Fund

Statement of Assets and Liabilities

August 31, 2016

(Unaudited)

Assets:
Investments, at value (Cost $711,847,951)	$733,300,142
Investments in affiliated money market funds, at value and cost	6,595,014
Total investments, at value (Cost $718,442,965)	739,895,156
Receivable for:
Variation margin — futures	49,601
Fund shares sold	1,236,452
Dividends and interest	2,346,552
Principal paydowns	553,924
Custody expenses reimbursed	609,333
Investment for trustee deferred compensation and retirement plans	228,636
Other assets	77,417
Total assets	744,997,071

Liabilities:
Payable for:
Fund shares reacquired	1,346,544
Amount due custodian	869,175
Dividends	137,597
Accrued fees to affiliates	437,942
Accrued trustees’ and officers’ fees and benefits	4,993
Accrued other operating expenses	73,729
Trustee deferred compensation and retirement plans	255,712
Total liabilities	3,125,692
Net assets applicable to shares outstanding	$741,871,379

Net assets consist of:
Shares of beneficial interest	$802,327,316
Undistributed net investment income	(4,760,674)
Undistributed net realized gain (loss)	(77,173,453)
Net unrealized appreciation	21,478,190
$741,871,379

Net Assets:
Class A	$626,556,840
Class B	$7,866,031
Class C	$49,009,942
Class R	$6,499,832
Class Y	$10,281,996
Investor Class	$38,980,671
Class R5	$2,676,067

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	68,600,606
Class B	858,130
Class C	5,369,411
Class R	710,823
Class Y	1,123,705
Investor Class	4,262,986
Class R5	292,781
Class A:
Net asset value per share	$9.13
Maximum offering price per share
(Net asset value of $9.13 ÷ 95.75%)	$9.54
Class B:
Net asset value and offering price per share	$9.17
Class C:
Net asset value and offering price per share	$9.13
Class R:
Net asset value and offering price per share	$9.14
Class Y:
Net asset value and offering price per share	$9.15
Investor Class:
Net asset value and offering price per share	$9.14
Class R5:
Net asset value and offering price per share	$9.14

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco U.S. Government Fund

Statement of Operations

For the six months ended August 31, 2016

(Unaudited)

Investment income:
Interest	$8,263,337
Dividends from affiliated money market funds	9,423
Other income	588,964
Total investment income	8,861,724

Expenses:
Advisory fees	1,543,731
Administrative services fees	101,661
Distribution fees:
Class A	794,263
Class B	45,312
Class C	244,132
Class R	16,081
Investor Class	47,805
Transfer agent fees — A, B, C, R, Y and Investor	711,596
Transfer agent fees — R5	1,163
Trustees’ and officers’ fees and benefits	14,628
Registration and filing fees	63,718
Reports to shareholders	46,446
Professional services fees	43,344
Other	93,194
Total expenses	3,767,074
Less: Fees waived and expense offset arrangement(s)	(9,804)
Net expenses	3,757,270
Net investment income	5,104,454

Realized and unrealized gain from:
Net realized gain from:
Investment securities	2,831,203
Futures contracts	2,521,939
5,353,142
Change in net unrealized appreciation of:
Investment securities	4,354,265
Futures contracts	721,933
5,076,198
Net realized and unrealized gain	10,429,340
Net increase in net assets resulting from operations	$15,533,794

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco U.S. Government Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2016 and the year ended February 29, 2016

(Unaudited)

	August 31, 2016	February 29, 2016
Operations:
Net investment income	$5,104,454	$7,595,464
Net realized gain	5,353,142	5,024,175
Change in net unrealized appreciation (depreciation)	5,076,198	(3,730,130)
Net increase in net assets resulting from operations	15,533,794	8,889,509

Distributions to shareholders from net investment income:
Class A	(5,497,120)	(9,668,880)
Class B	(44,838)	(96,539)
Class C	(241,033)	(350,438)
Class R	(47,664)	(79,892)
Class Y	(100,944)	(163,454)
Investor Class	(351,546)	(693,208)
Class R5	(24,019)	(46,247)
Total distributions from net investment income	(6,307,164)	(11,098,658)

Share transactions–net:
Class A	(10,671,672)	5,567,560
Class B	(2,500,369)	(4,571,843)
Class C	(729,043)	7,988,395
Class R	298,436	48,782
Class Y	(7,264,616)	10,553,215
Investor Class	(3,005,310)	(4,989,629)
Class R5	579,954	(2,496,133)
Net increase (decrease) in net assets resulting from share transactions	(23,292,620)	12,100,347
Net increase (decrease) in net assets	(14,065,990)	9,891,198

Net assets:
Beginning of period	755,937,369	746,046,171
End of period (includes undistributed net investment income of $(4,760,674) and $(3,557,964), respectively)	$741,871,379	$755,937,369

Notes to Financial Statements

August 31, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco U.S. Government Fund (the “Fund”), is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eight separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R5. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

11                         Invesco U.S. Government Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

12                         Invesco U.S. Government Fund

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.
J.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
K.	Dollar Rolls and Forward Commitment Transactions — The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

13                         Invesco U.S. Government Fund

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

L.	Put Options Purchased — The Fund may purchase put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations as Net realized gain from Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

M.	Other Risks — The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
N.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $200 million	0.50%
Next $300 million	0.40%
Next $500 million	0.35%
Next $19.5 billion	0.30%
Over $20.5 billion	0.24%

For the six months ended August 31, 2016, the effective advisory fees incurred by the Fund was 0.41%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R5 shares to 1.50%, 2.25%, 2.25%, 1.75%, 1.25%, 1.50% and 1.25%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2018, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2016, the Adviser waived advisory fees of $3,837.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund,

14                         Invesco U.S. Government Fund

subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2016, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2016, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2016, IDI advised the Fund that IDI retained $48,520 in front-end sales commissions from the sale of Class A shares and $2,582, $456 and $1,395 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$6,595,014	$—	$—	$6,595,014
U.S. Treasury Securities	—	321,725,186	—	321,725,186
U.S. Government Sponsored Agency Securities	—	307,847,164	—	307,847,164
Corporate Notes	—	15,543,859	—	15,543,859
Bonds	—	85,071,941	—	85,071,941
Foreign Sovereign Debt Securities	—	2,741,886	—	2,741,886
Options Purchased	—	370,106	—	370,106
	6,595,014	733,300,142	—	739,895,156
Futures Contracts*	25,999	—	—	25,999
Total Investments	$6,621,013	$733,300,142	$—	$739,921,155

*	Futures contracts are valued at unrealized appreciation.

15                         Invesco U.S. Government Fund

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2016:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Interest rate risk:
Futures contracts(a)	$72,101	$(46,102)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended August 31, 2016

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures Contracts	Options Purchased(a)
Realized Gain (Loss):
Interest rate risk	$2,521,939	$(160,000)
Change in Net Unrealized Appreciation:
Interest rate risk	721,933	10,206
Total	$3,243,872	$(149,794)

(a)	Options purchased are included in the net realized gain from investment securities and the change in net unrealized appreciation of investment securities.

The table below summarizes the average notional value of futures contracts and options purchased outstanding during the period.

	Futures Contracts	Options Purchased
Average notional value	$120,751,638	$21,466,667

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	Long	183	December-2016	$23,958,703	$(24,740)
U.S. Treasury 10 Year Ultra Bond	Short	51	December-2016	(7,363,125)	(14,465)
U.S. Treasury 2 Year Notes	Long	180	December-2016	39,296,250	(3,198)
U.S. Treasury 5 Year Notes	Long	110	December-2016	13,337,500	(3,699)
U.S. Long Bond Futures	Short	4	December-2016	(681,500)	865
U.S. Treasury Ultra Bond	Long	223	December-2016	41,805,531	25,602
90 Day Euro Futures	Short	35	September-2016	(8,672,562)	3,111
90 Day Euro Futures	Short	35	December-2016	(8,666,875)	3,736
90 Day Euro Futures	Short	35	March-2017	(8,663,375)	4,487
90 Day Euro Futures	Short	35	June-2017	(8,659,437)	5,424
90 Day Euro Futures	Short	35	September-2017	(8,655,938)	6,424
90 Day Euro Futures	Short	35	December-2017	(8,652,000)	6,487
90 Day Euro Futures	Short	35	March-2018	(8,649,812)	6,174
90 Day Euro Futures	Short	35	June-2018	(8,647,188)	5,987
90 Day Euro Futures	Short	15	September-2018	(3,704,813)	1,280
90 Day Euro Futures	Short	15	December-2018	(3,703,313)	1,092
90 Day Euro Futures	Short	15	March-2019	(3,702,375)	905
90 Day Euro Futures	Short	15	June-2019	(3,701,250)	527
Total Futures Contracts — Interest Rate Risk					$25,999

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2016, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $5,967.

16                         Invesco U.S. Government Fund

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund’s total assets.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 29, 2016, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2017	$67,554,183	$—	$67,554,183
February 28, 2019	2,548,812	—	2,548,812
Not Subject to Expiration	6,443,911	5,387,015	11,830,926
	$76,546,906	$5,387,015	$81,933,921

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2016 was $52,315,139 and $78,760,921, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $92,320,708 and $84,288,834, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$23,121,046
Aggregate unrealized (depreciation) of investment securities	(6,890,011)
Net unrealized appreciation of investment securities	$16,231,035

Cost of investments for tax purposes is $723,664,121.

17                         Invesco U.S. Government Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended August 31, 2016(a)		Year ended February 29, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	5,073,244	$46,012,144	12,566,559	$112,800,498
Class B	27,722	252,672	173,692	1,564,988
Class C	1,077,924	9,783,646	2,574,363	23,068,586
Class R	85,992	779,831	178,373	1,602,466
Class Y	908,610	8,255,568	3,204,705	28,881,269
Investor Class	208,274	1,893,431	426,402	3,835,071
Class R5	88,092	801,709	41,649	373,816

Issued as reinvestment of dividends:
Class A	522,337	4,749,616	923,778	8,286,237
Class B	4,571	41,706	—	—
Class C	23,768	216,040	34,935	313,119
Class R	5,217	47,493	8,875	79,688
Class Y	8,255	75,095	11,793	106,064
Investor Class	36,703	334,136	74,350	667,766
Class R5	1,892	17,230	4,556	40,988

Automatic conversion of Class B shares to Class A shares:
Class A	207,723	1,880,560	391,782	3,517,682
Class B	(206,989)	(1,880,560)	(390,229)	(3,517,682)

Reacquired:
Class A	(6,972,828)	(63,313,992)	(13,276,548)	(119,036,857)
Class B	(100,486)	(914,187)	(290,470)	(2,619,149)
Class C	(1,184,194)	(10,728,729)	(1,715,005)	(15,393,310)
Class R	(58,295)	(528,888)	(181,940)	(1,633,372)
Class Y	(1,719,669)	(15,595,279)	(2,053,850)	(18,434,118)
Investor Class	(575,848)	(5,232,877)	(1,057,699)	(9,492,466)
Class R5	(26,297)	(238,985)	(323,051)	(2,910,937)
Net increase (decrease) in share activity	(2,564,282)	$(23,292,620)	1,327,020	$12,100,347

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

18                         Invesco U.S. Government Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 08/31/16	$9.02	$0.06	$0.13	$0.19	$(0.08)	$9.13	2.10%	$626,557	0.94	%(d)	0.94	%(d)	1.41	%(d)(e)	20%
Year ended 02/29/16	9.05	0.10	0.01	0.11	(0.14)	9.02	1.25	629,429	0.95		0.95		1.10		61
Year ended 02/28/15	8.91	0.10	0.21	0.31	(0.17)	9.05	3.47	625,704	0.96		0.96		1.10		76
Year ended 02/28/14	9.24	0.09	(0.22)	(0.13)	(0.20)	8.91	(1.37)	667,507	0.90		0.90		0.99		142
Year ended 02/28/13	9.31	0.11	0.05	0.16	(0.23)	9.24	1.76	823,299	0.90		0.90		1.20		113
Year ended 02/29/12	8.91	0.16	0.50	0.66	(0.26)	9.31	7.50	912,434	0.92		0.92		1.78		157
Class B
Six months ended 08/31/16	9.05	0.03	0.14	0.17	(0.05)	9.17	1.83	7,866	1.69	(d)	1.69	(d)	0.66	(d)(e)	20
Year ended 02/29/16	9.08	0.03	0.01	0.04	(0.07)	9.05	0.50	10,261	1.70		1.70		0.35		61
Year ended 02/28/15	8.94	0.03	0.21	0.24	(0.10)	9.08	2.70	14,894	1.71		1.71		0.35		76
Year ended 02/28/14	9.27	0.02	(0.21)	(0.19)	(0.14)	8.94	(2.10)	22,334	1.65		1.65		0.24		142
Year ended 02/28/13	9.34	0.04	0.05	0.09	(0.16)	9.27	1.00	38,617	1.65		1.65		0.45		113
Year ended 02/29/12	8.94	0.10	0.49	0.59	(0.19)	9.34	6.69	56,028	1.67		1.67		1.03		157
Class C
Six months ended 08/31/16	9.02	0.03	0.13	0.16	(0.05)	9.13	1.72	49,010	1.69	(d)	1.69	(d)	0.66	(d)(e)	20
Year ended 02/29/16	9.04	0.03	0.02	0.05	(0.07)	9.02	0.60	49,156	1.70		1.70		0.35		61
Year ended 02/28/15	8.91	0.03	0.20	0.23	(0.10)	9.04	2.59	41,207	1.71		1.71		0.35		76
Year ended 02/28/14	9.23	0.02	(0.20)	(0.18)	(0.14)	8.91	(2.00)	42,237	1.65		1.65		0.24		142
Year ended 02/28/13	9.30	0.04	0.05	0.09	(0.16)	9.23	1.00	65,924	1.65		1.65		0.45		113
Year ended 02/29/12	8.90	0.10	0.49	0.59	(0.19)	9.30	6.69	77,221	1.67		1.67		1.03		157
Class R
Six months ended 08/31/16	9.03	0.05	0.13	0.18	(0.07)	9.14	1.98	6,500	1.19	(d)	1.19	(d)	1.16	(d)(e)	20
Year ended 02/29/16	9.06	0.08	0.01	0.09	(0.12)	9.03	1.00	6,123	1.20		1.20		0.85		61
Year ended 02/28/15	8.92	0.08	0.20	0.28	(0.14)	9.06	3.21	6,092	1.21		1.21		0.85		76
Year ended 02/28/14	9.25	0.07	(0.22)	(0.15)	(0.18)	8.92	(1.61)	6,446	1.15		1.15		0.74		142
Year ended 02/28/13	9.32	0.09	0.05	0.14	(0.21)	9.25	1.50	11,248	1.15		1.15		0.95		113
Year ended 02/29/12	8.92	0.14	0.50	0.64	(0.24)	9.32	7.23	14,155	1.17		1.17		1.53		157
Class Y
Six months ended 08/31/16	9.04	0.08	0.12	0.20	(0.09)	9.15	2.23	10,282	0.69	(d)	0.69	(d)	1.66	(d)(e)	20
Year ended 02/29/16	9.06	0.12	0.02	0.14	(0.16)	9.04	1.62	17,407	0.70		0.70		1.35		61
Year ended 02/28/15	8.92	0.12	0.21	0.33	(0.19)	9.06	3.72	6,920	0.71		0.71		1.35		76
Year ended 02/28/14	9.25	0.11	(0.21)	(0.10)	(0.23)	8.92	(1.11)	4,114	0.65		0.65		1.24		142
Year ended 02/28/13	9.32	0.14	0.05	0.19	(0.26)	9.25	2.01	6,446	0.65		0.65		1.45		113
Year ended 02/29/12	8.92	0.19	0.49	0.68	(0.28)	9.32	7.76	7,805	0.67		0.67		2.03		157
Investor Class
Six months ended 08/31/16	9.03	0.07	0.12	0.19	(0.08)	9.14	2.11 (f)	38,981	0.93	(d)(f)	0.93	(d)(f)	1.42	(d)(e)(f)	20
Year ended 02/29/16	9.06	0.10	0.01	0.11	(0.14)	9.03	1.28 (f)	41,492	0.93	(f)	0.93	(f)	1.12	(f)	61
Year ended 02/28/15	8.92	0.10	0.21	0.31	(0.17)	9.06	3.48 (f)	46,653	0.92	(f)	0.92	(f)	1.14	(f)	76
Year ended 02/28/14	9.24	0.09	(0.21)	(0.12)	(0.20)	8.92	(1.26)	54,118	0.90		0.90		0.99		142
Year ended 02/28/13	9.31	0.11	0.05	0.16	(0.23)	9.24	1.76	72,686	0.90		0.90		1.20		113
Year ended 02/29/12	8.92	0.16	0.49	0.65	(0.26)	9.31	7.37	85,227	0.92		0.92		1.78		157
Class R5
Six months ended 08/31/16	9.03	0.08	0.12	0.20	(0.09)	9.14	2.28	2,676	0.61	(d)	0.61	(d)	1.74	(d)(e)	20
Year ended 02/29/16	9.04	0.13	0.03	0.16	(0.17)	9.03	1.84	2,068	0.59		0.59		1.46		61
Year ended 02/28/15	8.91	0.13	0.20	0.33	(0.20)	9.04	3.73	4,575	0.60		0.60		1.46		76
Year ended 02/28/14	9.23	0.12	(0.21)	(0.09)	(0.23)	8.91	(0.95)	4,379	0.57		0.57		1.32		142
Year ended 02/28/13	9.31	0.14	0.05	0.19	(0.27)	9.23	2.04	5,008	0.56		0.56		1.54		113
Year ended 02/29/12	8.91	0.20	0.50	0.70	(0.30)	9.31	7.99	5,311	0.48		0.48		2.22		157

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended February 29, 2012, the portfolio turnover calculation excludes the value of securities purchased of $736,836,392 and sold of $245,862,985 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen Government Securities Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $630,231, $8,988, $48,428, $6,380, $10,151, $39,884 and $2,307 for Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R5 shares, respectively.
(e)	Amount includes the effect of a one-time reimbursement of custody expenses. The ratio of net investment income excluding these payments would have been 1.25%, 0.50%, 0.50%, 1.00%, 1.50% 1.26% and 1.60% for Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R5 shares, respectively.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24%, 0.22% and 0.21% for the six months ended August 31, 2016, the year ended February 29, 2016 and the year ended February 28, 2015.

19                         Invesco U.S. Government Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2016 through August 31, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/16)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/16)	Expenses Paid During Period[2]
A	$1,000.00	$1,021.00	$4.79	$1,020.47	$4.79	0.94%
B	1,000.00	1,018.30	8.60	1,016.69	8.59	1.69
C	1,000.00	1,017.20	8.59	1,016.69	8.59	1.69
R	1,000.00	1,019.80	6.06	1,019.21	6.06	1.19
Y	1,000.00	1,022.30	3.52	1,021.73	3.52	0.69
Investor	1,000.00	1,021.10	4.74	1,020.52	4.74	0.93
R5	1,000.00	1,022.80	3.11	1,022.13	3.11	0.61

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2016 through August 31, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

20                         Invesco U.S. Government Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Investment Securities Funds (Invesco Investment Securities Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco U.S. Government Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 7-8, 2016, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2016.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 8, 2016, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Intermediate U.S. Government Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one and three year periods and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual

21                         Invesco U.S. Government Fund

management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds with investment strategies comparable to those of the Fund.

The Board considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other types of client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended.

Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a similar scope of services.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

22                         Invesco U.S. Government Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05686 and 033-39519 GOV-SAR-1 Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it has relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex. These relationships call into question PricewaterhouseCoopers LLP’s independence under the Loan Rule with respect to those funds, as well as all other funds in the Invesco Fund Complex.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. PricewaterhouseCoopers LLP has communicated that the circumstances which called into question its independence under the Loan Rule with respect to the audits of the Funds are consistent with the circumstances described in the no action letter. PricewaterhouseCoopers LLP also concluded that its objectivity and impartiality was not impaired with respect to the planning for and execution of the Funds’ audits and that they have complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP have concluded that PricewaterhouseCoopers LLP can continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex intends to rely upon the no-action letter.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Fund will need to take other action in order for the Fund’s filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. In addition, the SEC has indicated that the no-action relief will expire 18 months from its issuance after which the Invesco Funds will no longer be able rely on the letter unless it’s term is extended or made permanent by the SEC Staff.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of August 12, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 12, 2016, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Investment Securities Funds (Invesco Investment Securities Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2016

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 4, 2016

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.